UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2026

Item 1:	Report(s) to Shareholders.

Class A

ALFAX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-265-A

06/26

Class C

ALFCX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-679-C

06/26

Class F

ALFFX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$15	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1025-F

06/26

Class F3

ALFOX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8961-F3

06/26

Class I

ALFYX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1429-I

06/26

Class R2

ALFQX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1095-R2

06/26

Class R3

ALFRX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2069-R3

06/26

Class R4

ALFKX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8719-R4

06/26

Class R5

ALFTX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8751-R5

06/26

Class R6

ALFVX

Lord Abbett Alpha Strategy Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$664,825,239
# of Portfolio Holdings	6
Portfolio Turnover Rate	3%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett International Opportunities Fund - Class I	19.59%
Lord Abbett Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Small Cap Value Fund - Class I	20.03%
Lord Abbett Value Opportunities Fund - Class I	19.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8783-R6

06/26

Class A

LGCAX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8810-A

06/26

Class C

LGCCX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8811-C

06/26

Class F

LGCFX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8812-F

06/26

Class F3

LGCOX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8994-F3

06/26

Class I

LGCYX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8813-I

06/26

Class R3

LGCRX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8815-R3

06/26

Class R4

LGCSX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8816-R4

06/26

Class R5

LGCVX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8817-R5

06/26

Class R6

LGCWX

Lord Abbett Global Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$393,914,920
# of Portfolio Holdings	85
Portfolio Turnover Rate	25%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.60%
Consumer Discretionary	11.00%
Consumer Staples	4.64%
Energy	3.40%
Financials	15.39%
Health Care	7.26%
Industrials	14.10%
Information Technology	31.40%
Materials	1.49%
Real Estate	0.37%
Utilities	1.03%
Repurchase Agreements	1.32%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8818-R6

06/26

Class A

LICAX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1418-A

06/26

Class C

LICCX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1420-C

06/26

Class F

LICFX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1026-F

06/26

Class F3

LICOX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8975-F3

06/26

Class I

LICYX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1422-I

06/26

Class P

LICPX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$54	1.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1421-P

06/26

Class R2

LICQX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$65	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1096-R2

06/26

Class R3

LICRX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$60	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2070-R3

06/26

Class R4

LICSX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8720-R4

06/26

Class R5

LICTX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$33	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8752-R5

06/26

Class R6

LICVX

Lord Abbett International Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$721,922,207
# of Portfolio Holdings	111
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.66%
Consumer Discretionary	6.30%
Consumer Staples	4.32%
Energy	3.49%
Financials	22.17%
Health Care	7.52%
Industrials	18.66%
Information Technology	21.94%
Materials	5.87%
Real Estate	0.52%
Utilities	1.78%
Repurchase Agreements	2.85%
Money Market FundsFootnote Reference†	0.83%
Time DepositsFootnote Reference†	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8784-R6

06/26

Class A

LFVAX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-272-A

06/26

Class C

LFVCX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9028-C

06/26

Class F

LFSFX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$55	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9029-F

06/26

Class F3

LMVOX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$53	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9030-F3

06/26

Class I

LMVYX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-699-I

06/26

Class R5

LMVVX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$55	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9034-R5

06/26

Class R6

LMVWX

Lord Abbett Focused Small Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$95,733,692
# of Portfolio Holdings	42
Portfolio Turnover Rate	32%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	6.88%
Consumer Staples	4.06%
Energy	7.26%
Financials	25.70%
Health Care	6.57%
Industrials	22.45%
Information Technology	11.20%
Materials	8.76%
Real Estate	2.59%
Utilities	2.47%
Repurchase Agreements	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9035-R6

06/26

Class A

LFGAX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8895-A

06/26

Class C

LFGCX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8896-C

06/26

Class F

LFGFX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8897-F

06/26

Class F3

LFGOX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8899-F3

06/26

Class I

LFGIX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8898-I

06/26

Class R3

LFGQX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9122-R3

06/26

Class R4

LFGSX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	1.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9123-R4

06/26

Class R5

LFGTX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9124-R5

06/26

Class R6

LFGVX

Lord Abbett Focused Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$162,700,173
# of Portfolio Holdings	34
Portfolio Turnover Rate	75%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.58%
Consumer Discretionary	6.00%
Consumer Staples	1.20%
Financials	2.17%
Health Care	15.61%
Industrials	16.29%
Information Technology	44.69%
Repurchase Agreements	2.46%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9125-R6

06/26

Class A

LAFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9016-A

06/26

Class C

LCFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9017-C

06/26

Class F

LFFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9018-F

06/26

Class F3

LOFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9020-F3

06/26

Class I

LIFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9019-I

06/26

Class R3

LQFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9022-R3

06/26

Class R4

LSFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9023-R4

06/26

Class R5

LFLTX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9024-R5

06/26

Class R6

LVFLX

Lord Abbett Focused Large Cap Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$148,305,663
# of Portfolio Holdings	32
Portfolio Turnover Rate	35%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.59%
Consumer Discretionary	10.06%
Consumer Staples	5.61%
Energy	7.93%
Financials	20.49%
Health Care	11.44%
Industrials	14.17%
Information Technology	17.07%
Materials	2.91%
Real Estate	3.52%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9025-R6

06/26

Class A

LDFVX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-262-A

06/26

Class C

GILAX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-243-C

06/26

Class F

LAVFX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1024-F

06/26

Class F3

LDFOX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8970-F3

06/26

Class I

LAVYX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1403-I

06/26

Class P

LAVPX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-592-P

06/26

Class R2

LAVQX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$66	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1094-R2

06/26

Class R3

LAVRX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2068-R3

06/26

Class R4

LAVSX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8718-R4

06/26

Class R5

LAVTX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8750-R5

06/26

Class R6

LAVVX

Lord Abbett Fundamental Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$2,210,839,803
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.52%
Consumer Discretionary	6.97%
Consumer Staples	4.47%
Energy	8.16%
Financials	20.26%
Health Care	14.14%
Industrials	14.87%
Information Technology	14.05%
Materials	5.03%
Real Estate	1.75%
Utilities	4.31%
Repurchase Agreements	0.47%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8782-R6

06/26

Class A

LGLAX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3335-A

06/26

Class C

LGLCX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3336-C

06/26

Class F

LGLFX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3337-F

06/26

Class F3

LGLOX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8971-F3

06/26

Class I

LGLIX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3338-I

06/26

Class R2

LGLQX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$61	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3339-R2

06/26

Class R3

LGLRX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$56	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3340-R3

06/26

Class R4

LGLSX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$44	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8727-R4

06/26

Class R5

LGLUX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8759-R5

06/26

Class R6

LGLVX

Lord Abbett Growth Leaders Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$7,549,340,877
# of Portfolio Holdings	62
Portfolio Turnover Rate	50%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	11.27%
Consumer Discretionary	7.44%
Consumer Staples	0.91%
Energy	0.41%
Financials	1.28%
Health Care	13.79%
Industrials	16.81%
Information Technology	44.25%
Repurchase Agreements	3.84%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8791-R6

06/26

Class A

LHCAX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9126-A

06/26

Class C

LHCCX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9127-C

06/26

Class F

LHCFX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9128-F

06/26

Class F3

LHCOX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9130-F3

06/26

Class I

LHCIX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9129-I

06/26

Class R3

LHCQX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9132-R3

06/26

Class R4

LHCSX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9133-R4

06/26

Class R5

LHCTX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9134-R5

06/26

Class R6

LHCVX

Lord Abbett Health Care Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$8,118,556
# of Portfolio Holdings	64
Portfolio Turnover Rate	37%
Table Summary
Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	41.41%
Health Care Equipment & Supplies	6.96%
Health Care Providers & Services	10.98%
Health Care Technology	0.85%
Life Sciences Tools & Services	4.67%
Pharmaceuticals	31.50%
Repurchase Agreements	1.75%
Money Market FundsFootnote Reference**	1.69%
Time DepositsFootnote Reference**	0.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9135-R6

06/26

Class A

LAIEX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-263-A

06/26

Class C

LINCX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-677-C

06/26

Class F

LINFX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1027-F

06/26

Class F3

LOIEX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8977-F3

06/26

Class I

LINYX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-686-I

06/26

Class P

LINPX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$75	1.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-600-P

06/26

Class R2

LINQX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$84	1.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1097-R2

06/26

Class R3

LINRX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	1.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2071-R3

06/26

Class R4

LINSX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8721-R4

06/26

Class R5

LINTX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8753-R5

06/26

Class R6

LINVX

Lord Abbett International Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$347,439,022
# of Portfolio Holdings	108
Portfolio Turnover Rate	67%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.33%
Consumer Discretionary	8.74%
Consumer Staples	3.92%
Energy	6.27%
Financials	9.86%
Health Care	5.43%
Industrials	32.29%
Information Technology	19.03%
Materials	8.25%
Real Estate	2.57%
Utilities	0.77%
Repurchase Agreements	0.84%
Money Market FundsFootnote Reference†	0.63%
Time DepositsFootnote Reference†	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8785-R6

06/26

Class A

LIDAX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2117-A

06/26

Class C

LIDCX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2119-C

06/26

Class F

LIDFX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2121-F

06/26

Class F3

LIDOX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8976-F3

06/26

Class I

LAIDX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2120-I

06/26

Class R2

LIDRX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$68	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2122-R2

06/26

Class R3

LIRRX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2123-R3

06/26

Class R4

LIRSX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8725-R4

06/26

Class R5

LIRTX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8757-R5

06/26

Class R6

LIRVX

Lord Abbett International Value Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$514,883,210
# of Portfolio Holdings	81
Portfolio Turnover Rate	34%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.91%
Consumer Discretionary	4.67%
Consumer Staples	6.11%
Energy	6.83%
Financials	34.37%
Health Care	7.23%
Industrials	13.19%
Information Technology	7.21%
Materials	7.69%
Utilities	5.44%
Repurchase Agreements	3.05%
Money Market FundsFootnote Reference†	1.17%
Time DepositsFootnote Reference†	0.13%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8789-R6

06/26

Class A

LAMGX

Lord Abbett Micro Cap Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$203,608,823
# of Portfolio Holdings	82
Portfolio Turnover Rate	46%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.96%
Consumer Discretionary	7.97%
Consumer Staples	3.28%
Financials	6.85%
Health Care	27.16%
Industrials	23.47%
Information Technology	19.54%
Repurchase Agreements	1.32%
Money Market FundsFootnote Reference†	6.70%
Time DepositsFootnote Reference†	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-271-A

06/26

Class C

LCMGX

Lord Abbett Micro Cap Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$203,608,823
# of Portfolio Holdings	82
Portfolio Turnover Rate	46%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.96%
Consumer Discretionary	7.97%
Consumer Staples	3.28%
Financials	6.85%
Health Care	27.16%
Industrials	23.47%
Information Technology	19.54%
Repurchase Agreements	1.32%
Money Market FundsFootnote Reference†	6.70%
Time DepositsFootnote Reference†	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9069-C

06/26

Class F

LFMGX

Lord Abbett Micro Cap Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$58	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$203,608,823
# of Portfolio Holdings	82
Portfolio Turnover Rate	46%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.96%
Consumer Discretionary	7.97%
Consumer Staples	3.28%
Financials	6.85%
Health Care	27.16%
Industrials	23.47%
Information Technology	19.54%
Repurchase Agreements	1.32%
Money Market FundsFootnote Reference†	6.70%
Time DepositsFootnote Reference†	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9070-F

06/26

Class I

LMIYX

Lord Abbett Micro Cap Growth Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$203,608,823
# of Portfolio Holdings	82
Portfolio Turnover Rate	46%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.96%
Consumer Discretionary	7.97%
Consumer Staples	3.28%
Financials	6.85%
Health Care	27.16%
Industrials	23.47%
Information Technology	19.54%
Repurchase Agreements	1.32%
Money Market FundsFootnote Reference†	6.70%
Time DepositsFootnote Reference†	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-700-I

06/26

Class A

LVOAX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-580-A

06/26

Class C

LVOCX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-586-C

06/26

Class F

LVOFX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$54	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1029-F

06/26

Class F3

LVOOX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$44	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8983-F3

06/26

Class I

LVOYX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-594-I

06/26

Class P

LVOPX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$73	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-595-P

06/26

Class R2

LVOQX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$81	1.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2043-R2

06/26

Class R3

LVORX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2073-R3

06/26

Class R4

LVOSX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8722-R4

06/26

Class R5

LVOTX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8754-R5

06/26

Class R6

LVOVX

Lord Abbett Value Opportunities Fund

Semi-Annual Shareholder Report

April 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of April 30, 2026)

Key Fund Statistics

 (as of April 30, 2026)

Table Summary
Total Net Assets	$1,133,631,545
# of Portfolio Holdings	64
Portfolio Turnover Rate	16%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	9.19%
Consumer Staples	4.35%
Energy	6.10%
Financials	18.30%
Health Care	8.61%
Industrials	24.85%
Information Technology	18.67%
Materials	4.77%
Real Estate	1.52%
Utilities	3.03%
Repurchase Agreements	0.61%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8786-R6

06/26

(b)	Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended April 30, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment adviser contract is included as part of the report to shareholders filed under Iitem 1 (a) of this form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Alpha Strategy Fund	Health Care Fund
Focused Growth Fund	International Equity Fund
Focused Large Cap Value Fund	International Opportunities Fund
Focused Small Cap Value Fund	International Value Fund
Fundamental Equity Fund	Micro Cap Growth Fund
Global Equity Fund	Value Opportunities Fund
Growth Leaders Fund

For the six-month period ended April 30, 2026

Table of Contents

Schedules of Investments (Item 7)

1	Alpha Strategy Fund

2	Focused Growth Fund

4	Focused Large Cap Value Fund

6	Focused Small Cap Value Fund

9	Fundamental Equity Fund

12	Global Equity Fund

17	Growth Leaders Fund

20	Health Care Fund

23	International Equity Fund

29	International Opportunities Fund

35	International Value Fund

40	Micro Cap Growth Fund

43	Value Opportunities Fund

46	Statements of Assets and Liabilities (Item 7)

54	Statements of Operations (Item 7)

60	Statements of Changes in Net Assets (Item 7)

70	Financial Highlights (Item 7)

120	Notes to Financial Statements (Item 7)

151	Investments in Affiliated Funds

152	Changes in and Disagreements with Accountants (Item 8)

152	Proxy Disclosures (Item 9)

152	Remuneration Paid to Trustees, Officers, and Others (Item 10)

152	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.00%

INVESTMENTS IN AFFILIATED FUNDS(a)(b) 100.00%
Lord Abbett Developing Growth Fund, Inc. – Class I(c)	3,386,447	$134,441,924
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I(d)	2,072,906	66,436,646
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	5,118,996	130,227,258
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I(d)	2,413,014	67,805,701
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	5,862,317	133,133,227
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(d)	6,249,083	132,793,016
Total Investments in Affiliated Funds (cost $510,688,960)		664,837,772
Investments	Fair Value
Total Investments in Securities 100.00% (cost $510,688,960)	$664,837,772
Other Assets and Liabilities – Net (0.00)%	(12,533)
Net Assets 100.00%	$664,825,239

(a)	These investments offer daily redemptions.
(b)	Affiliated funds (See Note 10).
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Affiliated Funds	$664,837,772	$–	$–	$664,837,772
Total	$664,837,772	$–	$–	$664,837,772

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Affiliated Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND April 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.57%

COMMON STOCKS 97.57%

Aerospace & Defense 4.75%
Carpenter Technology Corp.	8,438	$3,613,152
Howmet Aerospace, Inc.	16,911	4,110,049
Total		7,723,201

Biotechnology 10.50%
Abivax SA ADR*	9,602	1,127,083
Argenx SE ADR*	3,674	2,872,039
Cogent Biosciences, Inc.*	49,139	1,758,685
Gilead Sciences, Inc.	27,528	3,601,763
Madrigal Pharmaceuticals, Inc.*	3,839	1,986,260
Natera, Inc.*	17,793	3,668,205
Revolution Medicines, Inc.*	14,414	2,077,346
Total		17,091,381

Broadline Retail 6.00%
Amazon.com, Inc.*	36,842	9,765,340

Capital Markets 2.17%
Interactive Brokers Group, Inc. Class A	44,339	3,524,950

Communications Equipment 2.21%
Arista Networks, Inc.*	20,868	3,604,112

Construction & Engineering 5.10%
Comfort Systems USA, Inc.	4,506	8,292,166

Consumer Staples Distribution & Retail 1.20%
Costco Wholesale Corp.	1,922	1,949,927

Electrical Equipment 6.45%
Bloom Energy Corp. Class A*	14,926	4,229,431
GE Vernova, Inc.	5,778	6,260,232
Total		10,489,663

Electronic Equipment, Instruments & Components 1.53%
Corning, Inc.	15,220	2,499,733
Investments	Shares	Fair Value
Health Care Providers & Services 1.03%
Guardant Health, Inc.*	19,223	$1,673,939

Information Technology Services 4.15%
Cloudflare, Inc. Class A*	13,556	2,778,573
CoreWeave, Inc. Class A*	13,744	1,533,831
Shopify, Inc. Class A (Canada)*(a)	20,101	2,434,834
Total		6,747,238

Interactive Media & Services 11.58%
Alphabet, Inc. Class A	41,025	15,786,420
Meta Platforms, Inc. Class A	5,004	3,061,998
Total		18,848,418

Pharmaceuticals 4.09%
Eli Lilly & Co.	7,121	6,655,287

Semiconductors & Semiconductor Equipment 22.16%
Broadcom, Inc.	18,207	7,600,148
Lam Research Corp.	17,888	4,612,600
NVIDIA Corp.	119,463	23,841,231
Total		36,053,979

Software 8.34%
AppLovin Corp. Class A*	4,549	2,030,446
Circle Internet Group, Inc.*	18,073	1,642,474
Crowdstrike Holdings, Inc. Class A*	5,395	2,404,821
Microsoft Corp.	10,392	4,237,650
Palantir Technologies, Inc. Class A*	23,409	3,256,426
Total		13,571,817

Technology Hardware, Storage & Peripherals 6.31%
Apple, Inc.	37,831	10,265,442
Total Common Stocks (cost $112,353,018)		158,756,593

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND April 30, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.46%

Repurchase Agreements 2.46%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $4,033,300 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $4,079,069; proceeds: $3,999,365 (cost $3,999,004)	$3,999,004	$3,999,004
Total Investments in Securities 100.03% (cost $116,352,022)		162,755,597
Other Assets and Liabilities – Net (0.03)%		(55,424)
Net Assets 100.00%		$162,700,173

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$158,756,593	$–	$–	$158,756,593
Short-Term Investments
Repurchase Agreements	–	3,999,004	–	3,999,004
Total	$158,756,593	$3,999,004	$–	$162,755,597

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND April 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.03%

COMMON STOCKS 99.03%

Aerospace & Defense 6.43%
Boeing Co.*	21,728	$4,976,364
RTX Corp.	25,912	4,562,326
Total		9,538,690

Banks 3.82%
JPMorgan Chase & Co.	18,072	5,660,693

Beverages 3.29%
Carlsberg AS Class B(a)	36,013	4,876,657

Biotechnology 2.94%
Gilead Sciences, Inc.	33,355	4,364,168

Building Products 1.13%
Allegion PLC (Ireland)(b)	12,223	1,680,418

Capital Markets 9.88%
Charles Schwab Corp.	45,508	4,170,353
KKR & Co., Inc.	40,376	4,212,832
SEI Investments Co.	69,124	6,268,164
Total		14,651,349

Chemicals 2.92%
LyondellBasell Industries NV Class A	57,980	4,325,308

Consumer Staples Distribution & Retail 2.33%
BJ’s Wholesale Club Holdings, Inc.*	36,877	3,462,381

Electronic Equipment, Instruments & Components 6.39%
Amphenol Corp. Class A	29,510	4,345,938
TD SYNNEX Corp.	22,478	5,129,030
Total		9,474,968

Health Care Providers & Services 1.68%
UnitedHealth Group, Inc.	6,714	2,487,403
Investments	Shares	Fair Value
Insurance 6.84%
Aon PLC Class A (United Kingdom)(b)	17,798	$5,546,747
Arch Capital Group Ltd.*	48,737	4,603,697
Total		10,150,444

Interactive Media & Services 5.61%
Alphabet, Inc. Class A	21,607	8,314,374

Life Sciences Tools & Services 3.09%
IQVIA Holdings, Inc.*	28,969	4,587,820

Machinery 3.26%
Parker-Hannifin Corp.	5,317	4,835,386

Oil, Gas & Consumable Fuels 7.95%
Expand Energy Corp.	29,722	3,036,102
Permian Resources Corp. Class A	172,507	3,729,602
Shell PLC ADR	55,427	5,025,566
Total		11,791,270

Pharmaceuticals 3.76%
Novartis AG ADR	37,680	5,570,988

Real Estate Management & Development 3.53%
CBRE Group, Inc. Class A*	36,642	5,229,913

Semiconductors & Semiconductor Equipment 7.75%
ASML Holding NV NY Reg Shares (Netherlands)(b)	3,120	4,489,649
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,689	7,005,905
Total		11,495,554

Software 2.97%
Microsoft Corp.	10,789	4,399,538

Specialty Retail 10.08%
Dick’s Sporting Goods, Inc.	22,174	5,031,724
Lowe’s Cos., Inc.	18,864	4,504,535
Ross Stores, Inc.	23,770	5,414,568
Total		14,950,827

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND April 30, 2026

Investments	Shares	Fair Value
Trading Companies & Distributors 3.38%
AerCap Holdings NV (Ireland)(b)	35,264	$5,014,893
Total Common Stocks (cost $129,047,429)		146,863,042

	Principal Amount

SHORT-TERM INVESTMENTS 1.21%

Repurchase Agreements 1.21%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $1,817,400 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $1,838,020; proceeds: $1,802,112 (cost $1,801,950)	$1,801,950	1,801,950
Investments	Fair Value
Total Investments in Securities 100.24% (cost $130,849,379)	$148,664,992
Other Assets and Liabilities – Net (0.24)%	(359,329)
Net Assets 100.00%	$148,305,663

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$4,876,657	$–	$4,876,657
Remaining Industries	141,986,385	–	–	141,986,385
Short-Term Investments
Repurchase Agreements	–	1,801,950	–	1,801,950
Total	$141,986,385	$6,678,607	$–	$148,664,992

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND April 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.35%

COMMON STOCKS 99.35%

Aerospace & Defense 1.85%
Hexcel Corp.	18,897	$1,773,861

Automobile Components 2.30%
LCI Industries	18,503	2,205,928

Banks 10.98%
Axos Financial, Inc.*	21,803	2,102,681
Bancorp, Inc.*	30,574	1,829,243
Bank of NT Butterfield & Son Ltd.	39,738	2,203,472
Seacoast Banking Corp. of Florida	65,137	2,049,861
Wintrust Financial Corp.	15,428	2,322,994
Total		10,508,251

Building Products 2.98%
Griffon Corp.	31,268	2,850,704

Capital Markets 7.20%
Affiliated Managers Group, Inc.	7,702	2,269,548
Marex Group PLC (United Kingdom)(a)	52,914	2,822,962
Moelis & Co. Class A	27,685	1,802,847
Total		6,895,357

Chemicals 6.01%
Avient Corp.	52,882	1,960,864
Element Solutions, Inc.	89,076	3,793,747
Total		5,754,611

Commercial Services & Supplies 2.72%
Brady Corp. Class A	31,773	2,599,667

Construction & Engineering 5.48%
Arcosa, Inc.	18,385	2,325,151
WillScot Holdings Corp.	128,793	2,915,874
Total		5,241,025
Investments	Shares	Fair Value
Consumer Finance 4.43%
EZCORP, Inc. Class A*	66,007	$2,163,709
FirstCash Holdings, Inc.	9,526	2,078,764
Total		4,242,473

Consumer Staples Distribution & Retail 2.26%
PriceSmart, Inc.	13,801	2,165,653

Containers & Packaging 2.75%
TriMas Corp.	71,191	2,635,491

Electric: Utilities 2.47%
IDACORP, Inc.	16,019	2,366,647

Electronic Equipment, Instruments & Components 5.83%
Belden, Inc.	16,371	1,841,410
Littelfuse, Inc.	9,248	3,737,764
Total		5,579,174

Ground Transportation 3.05%
Landstar System, Inc.	15,841	2,915,853

Insurance 3.10%
White Mountains Insurance Group Ltd.	1,329	2,966,315

Leisure Products 2.43%
Callaway Golf Co.*	151,825	2,322,923

Life Sciences Tools & Services 3.86%
Azenta, Inc.*	48,214	1,184,618
Fortrea Holdings, Inc.*	218,679	2,514,809
Total		3,699,427

Media 1.39%
Nexstar Media Group, Inc.	6,405	1,333,137

Oil, Gas & Consumable Fuels 7.26%
Chord Energy Corp.	20,884	3,040,710
Gulfport Energy Corp.*	9,796	1,886,122
Northern Oil & Gas, Inc.	74,461	2,022,361
Total		6,949,193

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND April 30, 2026

Investments	Shares	Fair Value
Personal Care Products 1.79%
Interparfums, Inc.	18,815	$1,716,304

Pharmaceuticals 2.71%
Phibro Animal Health Corp. Class A	48,774	2,593,801

Professional Services 3.87%
Genpact Ltd.	56,221	1,953,680
Maximus, Inc.	26,635	1,747,788
Total		3,701,468

Real Estate Management & Development 2.58%
Cushman & Wakefield Ltd.*	176,228	2,474,241

Semiconductors & Semiconductor Equipment 5.01%
Silicon Motion Technology Corp. ADR	21,908	4,793,032

Software 0.36%
Blackbaud, Inc.*	9,371	348,320

Textiles, Apparel & Luxury Goods 2.16%
Kontoor Brands, Inc.	28,117	2,062,663

Trading Companies & Distributors 2.52%
Rush Enterprises, Inc. Class A	32,630	2,415,599
Total Common Stocks (cost $72,399,392)		95,111,118
Investments	Principal Amount	Value
SHORT-TERM INVESTMENTS 0.67%

Repurchase Agreements 0.67%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $648,300 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $655,746; proceeds: $642,758 (cost $642,700)	$642,700	$642,700
Total Investments in Securities 100.02% (cost $73,042,092)		95,753,818
Other Assets and Liabilities – Net (0.02)%		(20,126)
Net Assets 100.00%		$95,733,692

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$95,111,118	$–	$–	$95,111,118
Short-Term Investments
Repurchase Agreements	–	642,700	–	642,700
Total	$95,111,118	$642,700	$–	$95,753,818

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.16%

COMMON STOCKS 99.16%

Aerospace & Defense 5.92%
Boeing Co.*	217,087	$49,719,436
General Dynamics Corp.	107,080	36,867,644
RTX Corp.	252,050	44,378,443
Total		130,965,523

Banks 7.07%
Citizens Financial Group, Inc.	373,347	24,286,222
JPMorgan Chase & Co.	257,978	80,806,449
Wells Fargo & Co.	622,057	51,151,747
Total		156,244,418

Beverages 1.96%
Carlsberg AS Class B(a)	320,752	43,434,248

Biotechnology 3.80%
Gilead Sciences, Inc.	242,640	31,747,017
United Therapeutics Corp.*	91,588	52,328,804
Total		84,075,821

Building Products 2.66%
Allegion PLC (Ireland)(b)	183,072	25,168,739
Lennox International, Inc.	63,042	33,720,535
Total		58,889,274

Capital Markets 6.23%
Charles Schwab Corp.	340,545	31,207,544
KKR & Co., Inc.	289,969	30,255,365
Morgan Stanley	176,155	33,573,381
SEI Investments Co.	470,661	42,679,540
Total		137,715,830

Chemicals 1.41%
LyondellBasell Industries NV Class A	417,251	31,126,925

Construction & Engineering 2.76%
AECOM	381,750	32,105,175
EMCOR Group, Inc.	32,335	28,832,149
Total		60,937,324
Investments	Shares	Fair Value
Construction Materials 1.54%
CRH PLC (Ireland)(b)	288,109	$34,117,868

Consumer Staples Distribution & Retail 0.96%
BJ’s Wholesale Club Holdings, Inc.*	226,868	21,300,637

Electric: Utilities 2.78%
Entergy Corp.	316,936	37,369,924
FirstEnergy Corp.	508,886	24,182,262
Total		61,552,186

Electronic Equipment, Instruments & Components 5.73%
Amphenol Corp. Class A	245,220	36,113,549
Keysight Technologies, Inc.*	171,110	59,873,100
TD SYNNEX Corp.	134,576	30,707,552
Total		126,694,201

Energy Equipment & Services 1.22%
Halliburton Co.	635,398	26,877,335

Health Care Providers & Services 4.92%
Labcorp Holdings, Inc.	124,159	31,884,031
McKesson Corp.	48,777	39,763,011
UnitedHealth Group, Inc.	100,481	37,226,201
Total		108,873,243

Hotels, Restaurants & Leisure 1.28%
Booking Holdings, Inc.	168,210	28,319,836

Insurance 6.89%
Aon PLC Class A (United Kingdom)(b)	126,181	39,324,309
Arch Capital Group Ltd.*	450,934	42,595,225
Arthur J Gallagher & Co.	124,442	25,684,829
Progressive Corp.	162,610	32,730,141
RenaissanceRe Holdings Ltd.	38,949	11,956,174
Total		152,290,678

Interactive Media & Services 5.50%
Alphabet, Inc. Class A	315,720	121,489,056

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2026

Investments	Shares	Fair Value
Life Sciences Tools & Services 1.52%
IQVIA Holdings, Inc.*	212,615	$33,671,838

Machinery 1.67%
Parker-Hannifin Corp.	40,585	36,908,811

Metals & Mining 2.06%
Steel Dynamics, Inc.	199,216	45,552,731

Multi-Utilities 1.51%
CMS Energy Corp.	433,710	33,282,905

Oil, Gas & Consumable Fuels 6.92%
Expand Energy Corp.	303,425	30,994,864
Permian Resources Corp. Class A	1,808,270	39,094,798
Shell PLC ADR	579,297	52,524,859
Williams Cos., Inc.	397,440	30,328,646
Total		152,943,167

Pharmaceuticals 3.84%
Novartis AG ADR	292,600	43,260,910
Teva Pharmaceutical Industries Ltd. ADR*	1,187,618	41,649,763
Total		84,910,673

Real Estate Management & Development 1.74%
CBRE Group, Inc. Class A*	269,506	38,466,591

Semiconductors & Semiconductor Equipment 5.92%
Analog Devices, Inc.	96,240	38,713,502
ASML Holding NV NY Reg Shares (Netherlands)(b)	26,750	38,492,983
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	135,245	53,565,135
Total		130,771,620

Software 2.36%
Microsoft Corp.	127,773	52,103,274
Investments	Shares	Fair Value
Specialty Retail 5.66%
Dick’s Sporting Goods, Inc.	198,540	$45,052,697
Lowe’s Cos., Inc.	176,942	42,251,980
Ross Stores, Inc.	166,100	37,835,919
Total		125,140,596

Tobacco 1.53%
Philip Morris International, Inc.	204,760	33,799,733

Trading Companies & Distributors 1.80%
AerCap Holdings NV (Ireland)(b)	279,327	39,723,093
Total Common Stocks (cost $1,411,219,160)		2,192,179,435

	Principal Amount

SHORT-TERM INVESTMENTS 0.47%

Repurchase Agreements 0.47%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $10,502,200 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $10,621,365; proceeds: $10,413,848 (cost $10,412,908)	$10,412,908	10,412,908
Total Investments in Securities 99.63% (cost $1,421,632,068)		2,202,592,343
Other Assets and Liabilities – Net 0.37%		8,247,460
Net Assets 100.00%		$2,210,839,803

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$43,434,248	$–	$43,434,248
Remaining Industries	2,148,745,187	–	–	2,148,745,187
Short-Term Investments
Repurchase Agreements	–	10,412,908	–	10,412,908
Total	$2,148,745,187	$53,847,156	$–	$2,202,592,343

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.05%

COMMON STOCKS 98.05%

Australia 0.41%

Diversified REITS 0.37%
Charter Hall Group	97,452	$1,435,086

Health Care Technology 0.04%
Pro Medicus Ltd.	1,646	161,551
Total Australia		1,596,637

Austria 1.59%

Banks
BAWAG Group AG†	36,483	6,247,742

Brazil 0.40%

Broadline Retail
MercadoLibre, Inc.*	874	1,566,759

Canada 3.13%

Consumer Staples Distribution & Retail 1.74%
Alimentation Couche-Tard, Inc.	115,583	6,837,891

Information Technology Services 0.43%
Shopify, Inc. Class A*	14,125	1,714,529

Trading Companies & Distributors 0.96%
Toromont Industries Ltd.	24,206	3,763,972
Total Canada		12,316,392

China 4.39%

Beverages 0.41%
Kweichow Moutai Co. Ltd. Class A	7,881	1,597,028

Interactive Media & Services 0.77%
Tencent Holdings Ltd.	50,233	3,050,763

Marine Transportation 1.86%
SITC International Holdings Co. Ltd.	1,754,113	7,344,419
Investments	Shares	U.S. $ Fair Value
China (continued)

Textiles, Apparel & Luxury Goods 1.35%
ANTA Sports Products Ltd.	507,200	$5,313,438
Total China		17,305,648

France 4.63%

Aerospace & Defense 0.40%
Safran SA	4,901	1,573,772

Construction & Engineering 2.35%
Eiffage SA	57,516	9,273,208

Oil, Gas & Consumable Fuels 1.18%
Gaztransport Et Technigaz SA	19,109	4,649,107

Textiles, Apparel & Luxury Goods 0.70%
Kering SA	6,171	1,697,724
LVMH Moet Hennessy Louis Vuitton SE	1,957	1,045,448
		2,743,172
Total France		18,239,259

Ireland 0.61%

Trading Companies & Distributors
AerCap Holdings NV	16,859	2,397,518

Italy 0.93%

Passenger Airlines
Ryanair Holdings PLC	139,523	3,660,686

Japan 5.80%

Chemicals 1.28%
NOF Corp.	246,200	5,028,139

Electrical Equipment 1.41%
Fuji Electric Co. Ltd.	66,122	5,557,211

Health Care Equipment & Supplies 0.90%
Hoya Corp.	19,100	3,566,805

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Health Care Technology 0.43%
M3, Inc.	175,800	$1,693,385

Information Technology Services 0.26%
Obic Co. Ltd.	38,900	1,033,696

Semiconductors & Semiconductor Equipment 0.88%
Disco Corp.	7,300	3,473,211

Specialty Retail 0.64%
USS Co. Ltd.	231,300	2,504,254
Total Japan		22,856,701

Mexico 1.82%

Banks
Grupo Financiero Banorte SAB de CV Class O	660,265	7,169,423

Peru 1.32%

Banks
Intercorp Financial Services, Inc.	117,061	5,218,579

Singapore 0.97%

Banks 0.84%
DBS Group Holdings Ltd.	71,700	3,306,135

Broadline Retail 0.13%
Sea Ltd. ADR*	6,020	510,978
Total Singapore		3,817,113

Spain 1.02%

Electric: Utilities
Iberdrola SA	171,937	4,030,927

Sweden 0.37%

Machinery
Volvo AB Class B	42,003	1,464,087
Investments	Shares	U.S. $ Fair Value
Switzerland 0.32%

Capital Markets
Partners Group Holding AG	1,171	$1,273,114

Taiwan 10.42%

Communications Equipment 2.85%
Accton Technology Corp.	153,000	11,205,191

Semiconductors & Semiconductor Equipment 4.76%
Realtek Semiconductor Corp.	150,537	2,570,029
Taiwan Semiconductor Manufacturing Co. Ltd.	233,036	16,177,790
		18,747,819
Technology Hardware, Storage & Peripherals 2.81%
Asia Vital Components Co. Ltd.	121,000	11,077,948
Total Taiwan		41,030,958

United Arab Emirates 0.94%

Banks
Abu Dhabi Islamic Bank PJSC	620,015	3,702,361

United Kingdom 1.88%

Household Durables 0.97%
Persimmon PLC	264,072	3,807,778

Personal Care Products 0.26%
Unilever PLC	17,884	1,042,908

Tobacco 0.65%
Imperial Brands PLC	67,701	2,572,139
Total United Kingdom		7,422,825

United States 57.10%

Aerospace & Defense 0.53%
L3Harris Technologies, Inc.	5,463	1,751,165
TransDigm Group, Inc.	281	325,954
		2,077,119

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
United States (continued)

Banks 3.07%
East West Bancorp, Inc.	59,691	$7,549,121
JPMorgan Chase & Co.	14,451	4,526,486
		12,075,607
Biotechnology 1.04%
AbbVie, Inc.	19,374	4,094,114

Broadline Retail 3.96%
Amazon.com, Inc.*	58,888	15,608,853

Building Products 0.05%
Builders FirstSource, Inc.*	2,611	206,504

Capital Markets 3.82%
Ameriprise Financial, Inc.	2,264	1,074,924
Charles Schwab Corp.	53,348	4,888,811
LPL Financial Holdings, Inc.	7,667	2,561,775
Moody’s Corp.	1,020	471,087
SEI Investments Co.	66,568	6,036,386
		15,032,983

Construction Materials 0.20%
CRH PLC	6,803	805,611

Consumer Staples Distribution & Retail 1.55%
Dollar General Corp.	52,725	6,109,773

Electrical Equipment 2.06%
Nextpower, Inc. Class A*	68,199	8,124,547

Electronic Equipment, Instruments & Components 1.21%
Amphenol Corp. Class A	32,495	4,785,539

Entertainment 0.50%
Netflix, Inc.*	20,892	1,955,700

Financial Services 0.82%
Visa, Inc. Class A	9,753	3,216,929

Ground Transportation 0.64%
Uber Technologies, Inc.*	34,051	2,540,545
Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Equipment & Supplies 1.31%
Dexcom, Inc.*	55,107	$3,281,622
IDEXX Laboratories, Inc.*	3,341	1,873,633
		5,155,255

Health Care Providers & Services 0.69%
McKesson Corp.	3,322	2,708,094

Hotels, Restaurants & Leisure 0.40%
Domino’s Pizza, Inc.	4,704	1,596,632

Information Technology Services 0.61%
Accenture PLC Class A	13,556	2,422,593

Insurance 0.76%
Aon PLC Class A	9,625	2,999,631

Interactive Media & Services 7.27%
Alphabet, Inc. Class A	58,732	22,600,073
Meta Platforms, Inc. Class A	9,880	6,045,671
		28,645,744

Life Sciences Tools & Services 0.79%
Thermo Fisher Scientific, Inc.	6,501	3,113,719

Oil, Gas & Consumable Fuels 2.21%
Cheniere Energy, Inc.	17,590	4,836,371
Williams Cos., Inc.	50,465	3,850,984
		8,687,355

Pharmaceuticals 2.01%
Johnson & Johnson	34,393	7,905,231

Professional Services 0.31%
Booz Allen Hamilton Holding Corp.	15,676	1,219,123

Semiconductors & Semiconductor Equipment 12.60%
Analog Devices, Inc.	10,608	4,267,174
Broadcom, Inc.	32,721	13,658,727
KLA Corp.	3,245	5,679,886

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
United States (continued)
NVIDIA Corp.	130,364	$26,016,743
		49,622,530

Software 3.44%
Datadog, Inc. Class A*	4,265	563,790
Intuit, Inc.	1,628	632,478
Microsoft Corp.	30,271	12,343,909
		13,540,177

Specialty Retail 2.39%
Carvana Co.*	6,867	2,717,959
Lowe’s Cos., Inc.	4,831	1,153,594
Ulta Beauty, Inc.*	10,289	5,530,132
		9,401,685

Technology Hardware, Storage & Peripherals 1.34%
Dell Technologies, Inc. Class C	25,185	5,262,406

Trading Companies & Distributors 1.52%
Sunbelt Rentals Holdings, Inc.	79,831	6,000,416
Total United States		224,914,415
Total Common Stocks (cost $307,980,285)		386,231,144
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.31%

Repurchase Agreements 1.31%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $5,218,200 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $5,277,412; proceeds: $5,174,298 (cost $5,173,831)	$5,173,831	$5,173,831
Total Investments in Securities 99.36% (cost $313,154,116)		391,404,975
Other Assets and Liabilities – Net 0.64%		2,509,945
Net Assets 100.00%		$393,914,920

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $6,247,742, which represents 1.59% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$1,596,637	$–	$1,596,637
Austria	–	6,247,742	–	6,247,742
Brazil	1,566,759	–	–	1,566,759
Canada	12,316,392	–	–	12,316,392
China	–	17,305,648	–	17,305,648
France	–	18,239,259	–	18,239,259
Ireland	2,397,518	–	–	2,397,518
Italy	–	3,660,686	–	3,660,686
Japan	–	22,856,701	–	22,856,701
Mexico	7,169,423	–	–	7,169,423
Peru	5,218,579	–	–	5,218,579
Singapore	510,978	3,306,135	–	3,817,113
Spain	–	4,030,927	–	4,030,927
Sweden	–	1,464,087	–	1,464,087
Switzerland	–	1,273,114	–	1,273,114
Taiwan	–	41,030,958	–	41,030,958
United Arab Emirates	–	3,702,361	–	3,702,361
United Kingdom	–	7,422,825	–	7,422,825
United States	218,913,999	6,000,416	–	224,914,415
Short-Term Investments
Repurchase Agreements	–	5,173,831	–	5,173,831
Total	$248,093,648	$143,311,327	$–	$391,404,975

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.27%

COMMON STOCKS 96.27%

Aerospace & Defense 6.62%
Carpenter Technology Corp.	214,894	$92,017,611
General Electric Co.	589,221	170,832,845
Howmet Aerospace, Inc.	420,633	102,230,644
Karman Holdings, Inc.*	720,751	48,996,653
L3Harris Technologies, Inc.	160,637	51,492,190
Woodward, Inc.	93,290	33,863,337
Total		499,433,280

Automobiles 0.47%
Tesla, Inc.*	94,011	35,877,418

Biotechnology 9.30%
Abivax SA ADR*	468,485	54,990,769
Argenx SE ADR*	122,831	96,019,449
Cogent Biosciences, Inc.*	1,268,989	45,417,116
Gilead Sciences, Inc.	833,104	109,003,328
Insmed, Inc.*	335,009	45,671,777
Madrigal Pharmaceuticals, Inc.*	102,377	52,968,836
Natera, Inc.*	743,387	153,256,664
Revolution Medicines, Inc.*	526,650	75,900,798
Vertex Pharmaceuticals, Inc.*	160,408	68,555,171
Total		701,783,908

Broadline Retail 5.15%
Amazon.com, Inc.*	1,467,081	388,864,490

Capital Markets 1.28%
Interactive Brokers Group, Inc. Class A	1,219,943	96,985,468

Communications Equipment 2.89%
Arista Networks, Inc.*	806,322	139,259,873
Lumentum Holdings, Inc.*	87,100	78,592,072
Total		217,851,945
Investments	Shares	Fair Value
Construction & Engineering 4.40%
Comfort Systems USA, Inc.	134,321	$247,184,220
EMCOR Group, Inc.	95,565	85,212,444
Total		332,396,664

Consumer Staples Distribution & Retail 0.91%
Costco Wholesale Corp.	67,797	68,782,090

Electrical Equipment 4.80%
Bloom Energy Corp. Class A*	276,027	78,215,011
GE Vernova, Inc.	146,174	158,373,682
Nextpower, Inc. Class A*	455,943	54,316,489
Vertiv Holdings Co. Class A	217,963	71,598,666
Total		362,503,848

Electronic Equipment, Instruments & Components 2.52%
Amphenol Corp. Class A	439,135	64,671,412
Corning, Inc.	470,985	77,354,576
TE Connectivity PLC (Ireland)(a)	228,106	48,280,916
Total		190,306,904

Entertainment 0.49%
Netflix, Inc.*	394,307	36,911,078

Ground Transportation 0.51%
XPO, Inc.*	175,189	38,564,355

Health Care Equipment & Supplies 0.44%
Intuitive Surgical, Inc.*	72,992	33,401,869

Health Care Providers & Services 0.92%
Guardant Health, Inc.*	800,958	69,747,423

Hotels, Restaurants & Leisure 0.95%
Hilton Worldwide Holdings, Inc.	221,368	71,738,728

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2026

Investments	Shares	Fair Value
Information Technology Services 3.33%
Cloudflare, Inc. Class A*	639,545	$131,087,539
CoreWeave, Inc. Class A*	310,451	34,646,332
Shopify, Inc. Class A (Canada)*(a)	705,657	85,476,232
Total		251,210,103

Interactive Media & Services 10.79%
Alphabet, Inc. Class A	1,575,257	606,158,894
Meta Platforms, Inc. Class A	278,317	170,304,955
Reddit, Inc. Class A*	259,192	38,160,838
Total		814,624,687

Oil, Gas & Consumable Fuels 0.41%
Cheniere Energy, Inc.	113,194	31,122,690

Pharmaceuticals 3.15%
Eli Lilly & Co.	254,144	237,522,982

Professional Services 0.50%
Planet Labs PBC*	1,018,050	37,637,309

Semiconductors & Semiconductor Equipment 25.00%
Advanced Micro Devices, Inc.*	160,664	56,953,781
Analog Devices, Inc.	251,985	101,363,486
Broadcom, Inc.	648,304	270,621,539
KLA Corp.	33,341	58,358,419
Lam Research Corp.	616,106	158,869,093
Lattice Semiconductor Corp.*	376,644	46,056,028
Micron Technology, Inc.	153,039	79,145,649
Monolithic Power Systems, Inc.	76,196	123,011,585
NVIDIA Corp.	4,749,500	947,857,715
Teradyne, Inc.	130,846	44,941,676
Total		1,887,178,971
Investments	Shares	Fair Value
Software 5.20%
AppLovin Corp. Class A*	170,759	$76,218,280
Circle Internet Group, Inc.*	513,761	46,690,600
Crowdstrike Holdings, Inc. Class A*	105,750	47,138,062
Microsoft Corp.	221,220	90,209,092
Palantir Technologies, Inc. Class A*	948,728	131,977,552
Total		392,233,586

Specialty Retail 0.87%
Carvana Co.*	166,695	65,977,881

Technology Hardware, Storage & Peripherals 5.37%
Apple, Inc.	1,494,744	405,598,784
Total Common Stocks (cost $4,454,765,859)		7,268,256,461

	Principal Amount

SHORT-TERM INVESTMENTS 3.85%

Repurchase Agreements 3.85%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $292,987,200 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $296,308,857; proceeds: $290,525,095 (cost $290,498,869)	$290,498,869	290,498,869
Total Investments in Securities 100.12% (cost $4,745,264,728)		7,558,755,330
Other Assets and Liabilities – Net (0.12)%		(9,414,453)
Net Assets 100.00%		$7,549,340,877

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$7,268,256,461	$–	$–	$7,268,256,461
Short-Term Investments
Repurchase Agreements	–	290,498,869	–	290,498,869
Total	$7,268,256,461	$290,498,869	$–	$7,558,755,330

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

HEALTH CARE FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.50%

COMMON STOCKS 98.50%

Belgium 1.75%

Pharmaceuticals
UCB SA*	522	$142,136

Denmark 1.97%

Biotechnology
Ascendis Pharma AS*(a)	698	160,107

France 2.64%

Biotechnology
Abivax SA ADR*	1,296	152,124
DBV Technologies SA ADR*	2,973	62,433
		214,557

Israel 1.28%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR*	2,957	103,702

Japan 1.04%

Pharmaceuticals
Otsuka Holdings Co. Ltd.	1,162	84,689

Netherlands 3.25%

Biotechnology
Argenx SE*	266	208,603
Newamsterdam Pharma Co. NV*	1,944	55,521
		264,124

South Korea 0.63%

Life Sciences Tools & Services
Samsung Biologics Co. Ltd.†*	51	50,849

Switzerland 2.12%

Pharmaceuticals
Galderma Group AG	818	171,611
Investments	Shares	U.S. $ Fair Value
United Kingdom 4.74%

Pharmaceuticals
AstraZeneca PLC	2,029	$384,946

United States 79.08%

Biotechnology 34.45%
Apogee Therapeutics, Inc.*	487	40,367
Arrowhead Pharmaceuticals, Inc.*	962	70,688
BeOne Medicines Ltd. Class H*	3,387	76,882
Bridgebio Pharma, Inc.*	2,278	161,989
Celcuity, Inc.*	1,349	163,701
CG oncology, Inc.*	1,223	81,623
Cogent Biosciences, Inc.*	4,983	178,342
Dianthus Therapeutics, Inc.*	1,575	138,285
Gilead Sciences, Inc.	2,647	346,333
Insmed, Inc.*	630	85,888
Madrigal Pharmaceuticals, Inc.*	350	181,087
Mineralys Therapeutics, Inc.*	3,220	85,813
Mirum Pharmaceuticals, Inc.*	1,467	142,754
Natera, Inc.*	1,151	237,290
Nuvalent, Inc. Class A*	520	52,146
ORIC Pharmaceuticals, Inc.*	3,130	30,924
Oruka Therapeutics, Inc.*	603	41,251
Protagonist Therapeutics, Inc.*	580	57,403
PTC Therapeutics, Inc.*	1,401	91,149
Revolution Medicines, Inc.*	764	110,108
Rhythm Pharmaceuticals, Inc.*	942	76,641
Roivant Sciences Ltd.*	1,451	41,397
Scholar Rock Holding Corp.*	822	38,313
United Therapeutics Corp.*	234	133,696
Vertex Pharmaceuticals, Inc.*	311	132,915
		2,796,985

Health Care Equipment & Supplies 7.12%
Edwards Lifesciences Corp.*	1,775	148,212
Glaukos Corp.*	526	75,570
IDEXX Laboratories, Inc.*	89	49,911

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
United States (continued)
Intuitive Surgical, Inc.*	393	$179,841
Stryker Corp.	186	58,614
TransMedics Group, Inc.*	650	65,514
		577,662

Health Care Providers & Services 11.23%
Cencora, Inc.	525	161,705
CVS Health Corp.	2,320	193,233
Encompass Health Corp.	677	67,700
GeneDx Holdings Corp.*	1,046	65,783
Guardant Health, Inc.*	2,459	214,130
RadNet, Inc.*	672	38,002
UnitedHealth Group, Inc.	461	170,791
		911,344

Health Care Technology 0.86%
HeartFlow, Inc.*	2,360	70,234

Life Sciences Tools & Services 4.15%
10X Genomics, Inc. Class A*	3,200	70,560
Adaptive Biotechnologies Corp.*	6,769	95,443
Repligen Corp.*	425	50,281
Thermo Fisher Scientific, Inc.	252	120,698
		336,982

Pharmaceuticals 21.27%
Alumis, Inc.*	2,183	53,898
Eli Lilly & Co.	775	724,315
Johnson & Johnson	1,129	259,501
Nektar Therapeutics*	3,038	258,352
Novartis AG Registered Shares	1,356	200,403
Tarsus Pharmaceuticals, Inc.*	3,622	230,395
		1,726,864
Total United States		6,420,071
Total Common Stocks (cost $5,863,449)		7,996,792
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.70%

Repurchase Agreements 1.79%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $146,100 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $147,799; proceeds: $144,831 (cost $144,818)	$144,818	$144,818

Time Deposits 0.19%
CitiBank N.A.(b) (cost $15,548)	15,548	15,548

	Shares

Money Market Funds 1.72%
Fidelity Government Portfolio(b) (cost $139,928)	139,928	139,928
Total Short-Term Investments (cost $300,294)		300,294
Total Investments in Securities 102.20% (cost $6,163,743)		8,297,086
Other Assets and Liabilities – Net (2.20)%		(178,530)
Net Assets 100.00%		$8,118,556

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $50,849, which represents 0.63% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Belgium	$–	$142,136	$–	$142,136
Denmark	160,107	–	–	160,107
France	214,557	–	–	214,557
Israel	103,702	–	–	103,702
Japan	–	84,689	–	84,689
Netherlands	55,521	208,603	–	264,124
South Korea	–	50,849	–	50,849
Switzerland	–	171,611	–	171,611
United Kingdom	–	384,946	–	384,946
United States	6,142,786	277,285	–	6,420,071
Short-Term Investments
Repurchase Agreements	–	144,818	–	144,818
Time Deposits	–	15,548	–	15,548
Money Market Funds	139,928	–	–	139,928
Total	$6,816,601	$1,480,485	$–	$8,297,086

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.04%

COMMON STOCKS 96.04%

Australia 1.81%

Diversified REITS 0.52%
Charter Hall Group	255,507	$3,762,617

Metals & Mining 1.29%
BHP Group Ltd.	235,070	9,303,916
Total Australia		13,066,533

Austria 2.08%

Banks
BAWAG Group AG†	39,879	6,829,309
Erste Group Bank AG	73,921	8,167,975
		14,997,284

Belgium 0.48%

Pharmaceuticals
UCB SA*	12,762	3,474,981

Brazil 0.69%

Capital Markets
B3 SA - Brasil Bolsa Balcao	1,371,650	4,994,315

Canada 4.07%

Banks 1.26%
Toronto-Dominion Bank	84,481	9,100,824

Consumer Staples Distribution & Retail 0.70%
Alimentation Couche-Tard, Inc.	85,814	5,076,757

Metals & Mining 1.15%
Agnico Eagle Mines Ltd.	21,204	3,987,292
Kinross Gold Corp.	142,050	4,303,278
		8,290,570

Oil, Gas & Consumable Fuels 0.96%
Imperial Oil Ltd.	51,490	6,897,427
Total Canada		29,365,578

Investments	Shares	U.S. $ Fair Value
Chile 0.81%

Metals & Mining
Antofagasta PLC	119,963	$5,817,929

China 2.56%

Broadline Retail 1.13%
Alibaba Group Holding Ltd.	497,990	8,207,378

Interactive Media & Services 1.43%
Tencent Holdings Ltd.	169,697	10,306,078
Total China		18,513,456

Denmark 1.38%

Banks 0.87%
Danske Bank AS	121,808	6,261,965

Pharmaceuticals 0.51%
Novo Nordisk AS Class B	87,000	3,700,626
Total Denmark		9,962,591

Finland 1.06%

Communications Equipment
Nokia OYJ	602,193	7,651,803

France 6.75%

Aerospace & Defense 0.62%
Safran SA	13,925	4,471,492

Banks 0.66%
Societe Generale SA	59,590	4,796,996

Building Products 0.80%
Cie de Saint-Gobain SA	62,875	5,760,594

Commercial Services & Supplies 0.51%
SPIE SA	63,777	3,700,507

Diversified Telecommunication Services 0.35%
Orange SA	119,999	2,498,660

Electrical Equipment 1.20%
Legrand SA	48,160	8,628,510

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
France (continued)

Oil, Gas & Consumable Fuels 1.10%
TotalEnergies SE	85,710	$7,968,762

Personal Care Products 0.85%
L’Oreal SA	14,202	6,116,644

Textiles, Apparel & Luxury Goods 0.66%
LVMH Moet Hennessy Louis Vuitton SE	8,968	4,790,788
Total France		48,732,953

Germany 5.90%

Aerospace & Defense 0.53%
Rheinmetall AG	2,389	3,810,001

Construction Materials 0.82%
Heidelberg Materials AG	26,817	5,916,986

Electrical Equipment 2.12%
Pfisterer Holding SE*	21,400	2,605,403
Siemens Energy AG	60,019	12,719,333
		15,324,736

Health Care Providers & Services 0.35%
Fresenius SE & Co. KGaA	52,385	2,536,982

Insurance 1.15%
Allianz SE Registered Shares	18,131	8,281,014

Multi-Utilities 0.61%
E.ON SE	200,650	4,448,459

Pharmaceuticals 0.32%
Bayer AG Registered Shares	51,426	2,305,823
Total Germany		42,624,001

Greece 0.75%

Banks
Alpha Bank SA	1,341,486	5,383,691
Investments	Shares	U.S. $ Fair Value
Hong Kong 0.67%

Insurance
Prudential PLC	321,965	$4,851,864

Hungary 1.18%

Banks
OTP Bank Nyrt	63,793	8,556,485

India 1.34%

Banks 0.42%
ICICI Bank Ltd. ADR	112,663	2,995,709

Wireless Telecommunication Services 0.92%
Bharti Airtel Ltd.	333,895	6,674,537
Total India		9,670,246

Ireland 1.69%

Banks 1.10%
AIB Group PLC	689,169	7,943,738

Trading Companies & Distributors 0.59%
AerCap Holdings NV	29,712	4,225,344
Total Ireland		12,169,082

Italy 1.08%

Banks 0.83%
Banca Monte dei Paschi di Siena SpA(a)	565,000	6,022,737

Passenger Airlines 0.25%
Ryanair Holdings PLC	67,250	1,764,448
Total Italy		7,787,185

Japan 17.20%

Automobiles 0.80%
Toyota Motor Corp.	299,280	5,744,802

Banks 2.12%
Mizuho Financial Group, Inc.	167,060	7,184,028

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	229,951	$8,119,351
		15,303,379

Broadline Retail 0.66%
Ryohin Keikaku Co. Ltd.	207,800	4,800,949

Electrical Equipment 2.77%
Fuji Electric Co. Ltd.	63,670	5,351,133
Fujikura Ltd.	109,720	4,233,325
Furukawa Electric Co. Ltd.	6,600	1,792,472
Mitsubishi Electric Corp.	214,360	8,602,476
		19,979,406

Electronic Equipment, Instruments & Components 1.70%
Anritsu Corp.	65,300	1,709,366
Murata Manufacturing Co. Ltd.	318,210	10,553,188
		12,262,554

Health Care Equipment & Supplies 0.93%
Hoya Corp.	35,840	6,692,895

Household Durables 0.66%
Panasonic Holdings Corp.	232,500	4,755,975

Industrial Conglomerates 1.31%
Hitachi Ltd.	298,335	9,486,560

Insurance 0.64%
Sompo Holdings, Inc.	123,680	4,602,801

Machinery 1.74%
Ebara Corp.	145,570	4,979,646
Mitsubishi Heavy Industries Ltd.	254,800	7,604,729
		12,584,375

Semiconductors & Semiconductor Equipment 1.59%
Disco Corp.	6,910	3,287,656
Kioxia Holdings Corp.*	17,500	4,234,275
Tokyo Electron Ltd.	13,330	3,928,119
		11,450,050
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Textiles, Apparel & Luxury Goods 0.58%
Asics Corp.	148,690	$4,222,441

Tobacco 0.86%
Japan Tobacco, Inc.	166,770	6,212,971

Trading Companies & Distributors 0.84%
Marubeni Corp.	155,260	6,042,886
Total Japan		124,142,044

Mexico 0.64%

Banks
Grupo Financiero Banorte SAB de CV Class O	424,900	4,613,735

Netherlands 4.69%

Banks 0.70%
ING Groep NV	175,161	5,069,401

Biotechnology 0.50%
Argenx SE ADR*	4,574	3,575,587

Insurance 1.35%
NN Group NV	111,237	9,736,997

Semiconductors & Semiconductor Equipment 2.14%
ASML Holding NV	10,712	15,484,685
Total Netherlands		33,866,670

Peru 0.86%

Banks
Credicorp Ltd.	19,100	6,191,647

Singapore 0.79%

Banks
DBS Group Holdings Ltd.	123,910	5,713,573

South Korea 7.52%

Aerospace & Defense 0.90%
Hanwha Aerospace Co. Ltd. 6,783		6,480,253

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
South Korea (continued)

Banks 0.84%
KB Financial Group, Inc.	55,494	$6,076,876

Semiconductors & Semiconductor Equipment 1.94%
SK Hynix, Inc.	15,698	13,998,974

Technology Hardware, Storage & Peripherals 3.14%
Samsung Electronics Co. Ltd.	150,733	22,698,519

Tobacco 0.70%
KT&G Corp.	42,193	5,072,149
Total South Korea		54,326,771

Spain 4.11%

Banks 1.16%
Banco Santander SA	687,201	8,385,444

Construction & Engineering 0.52%
ACS Actividades de Construccion y Servicios SA	25,831	3,723,142

Electric: Utilities 1.16%
Iberdrola SA	356,670	8,361,847

Information Technology Services 0.33%
Indra Sistemas SA	41,352	2,378,333

Specialty Retail 0.94%
Industria de Diseno Textil SA	113,469	6,791,191
Total Spain		29,639,957

Sweden 1.01%

Machinery
Sandvik AB(a)	172,865	7,271,933

Switzerland 3.11%

Electrical Equipment 1.47%
ABB Ltd. Registered Shares	104,720	10,591,345
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Pharmaceuticals 0.80%
Sandoz Group AG	72,300	$5,799,432

Textiles, Apparel & Luxury Goods 0.84%
Cie Financiere Richemont SA Class A	31,585	6,061,707
Total Switzerland		22,452,484

Taiwan 9.27%

Communications Equipment 0.23%
Accton Technology Corp.	23,000	1,684,441

Electronic Equipment, Instruments & Components 1.78%
Delta Electronics, Inc.	146,200	10,252,340
Unimicron Technology Corp.	90,000	2,556,301
		12,808,641

Semiconductors & Semiconductor Equipment 6.58%
ASE Technology Holding Co. Ltd.	274,200	4,297,989
Taiwan Semiconductor Manufacturing Co. Ltd.	590,894	41,020,954
Visual Photonics Epitaxy Co. Ltd.	197,000	2,194,695
		47,513,638

Technology Hardware, Storage & Peripherals 0.68%
Asia Vital Components Co. Ltd.	53,840	4,929,229
Total Taiwan		66,935,949

United Kingdom 4.25%

Aerospace & Defense 0.29%
Babcock International Group PLC	138,275	2,083,149

Banks 0.91%
HSBC Holdings PLC	357,373	6,575,597

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Beverages 0.58%
Diageo PLC	206,546	$4,176,231

Capital Markets 0.46%
St. James’s Place PLC	200,455	3,309,895

Pharmaceuticals 1.39%
AstraZeneca PLC	53,200	10,093,221

Tobacco 0.62%
Imperial Brands PLC	117,871	4,478,230
Total United Kingdom		30,716,323

United States 8.29%

Biotechnology 0.64%
BeOne Medicines Ltd. Class H*	205,109	4,655,803

Construction Materials 1.80%
CRH PLC	45,322	5,388,850
Holcim AG	81,696	7,591,711
		12,980,561

Electrical Equipment 1.18%
Schneider Electric SE	26,680	8,489,809

Interactive Media & Services 0.95%
Alphabet, Inc. Class A	17,929	6,899,079

Oil, Gas & Consumable Fuels 1.43%
Shell PLC	226,568	10,301,315

Pharmaceuticals 1.57%
Novartis AG Registered
Shares	32,851	4,855,038
Roche Holding AG	15,956	6,502,068
		11,357,106

Semiconductors & Semiconductor Equipment 0.72%
Broadcom, Inc.	12,417	5,183,228
Total United States		59,866,901
Total Common Stocks (cost $493,918,106)		693,357,964
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.76%

Repurchase Agreements 2.85%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $20,731,800 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $20,966,938; proceeds: $20,557,485 (cost $20,555,630)	$20,555,630	$20,555,630

Time Deposits 0.09%
CitiBank N.A.(b) (cost $659,836)	659,836	659,836

	Shares

Money Market Funds 0.82%
Fidelity Government Portfolio(b) (cost $5,938,526)	5,938,526	5,938,526
Total Short-Term Investments (cost $27,153,992)		27,153,992
Total Investments in Securities 99.80% (cost $521,072,098)		720,511,956
Other Assets and Liabilities – Net 0.20%		1,410,251
Net Assets 100.00%		$721,922,207

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $6,829,309, which represents 0.95% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$13,066,533	$–	$13,066,533
Austria	–	14,997,284	–	14,997,284
Belgium	–	3,474,981	–	3,474,981
Brazil	4,994,315	–	–	4,994,315
Canada	29,365,578	–	–	29,365,578
Chile	–	5,817,929	–	5,817,929
China	–	18,513,456	–	18,513,456
Denmark	–	9,962,591	–	9,962,591
Finland	–	7,651,803	–	7,651,803
France	–	48,732,953	–	48,732,953
Germany	–	42,624,001	–	42,624,001
Greece	–	5,383,691	–	5,383,691
Hong Kong	–	4,851,864	–	4,851,864
Hungary	–	8,556,485	–	8,556,485
India	2,995,709	6,674,537	–	9,670,246
Ireland	4,225,344	7,943,738	–	12,169,082
Italy	–	7,787,185	–	7,787,185
Japan	4,800,949	119,341,095	–	124,142,044
Mexico	4,613,735	–	–	4,613,735
Netherlands	3,575,587	30,291,083	–	33,866,670
Peru	6,191,647	–	–	6,191,647
Singapore	–	5,713,573	–	5,713,573
South Korea	–	54,326,771	–	54,326,771
Spain	–	29,639,957	–	29,639,957
Sweden	–	7,271,933	–	7,271,933
Switzerland	–	22,452,484	–	22,452,484
Taiwan	–	66,935,949	–	66,935,949
United Kingdom	–	30,716,323	–	30,716,323
United States	17,471,157	42,395,744	–	59,866,901
Short-Term Investments
Repurchase Agreements	–	20,555,630	–	20,555,630
Time Deposits	–	659,836	–	659,836
Money Market Funds	5,938,526	–	–	5,938,526
Total	$84,172,547	$636,339,409	$–	$720,511,956

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.77%

COMMON STOCKS 97.77%

Australia 3.12%

Diversified REITS 0.49%
Charter Hall Group	115,000	$1,693,499

Metals & Mining 1.71%
Imdex Ltd.	2,020,000	5,941,990

Professional Services 0.70%
ALS Ltd.	155,000	2,420,299

Software 0.22%
IREN Ltd.*	17,000	773,670
Total Australia		10,829,458

Austria 1.80%

Banks 1.60%
BAWAG Group AG†	32,376	5,544,415

Construction Materials 0.20%
Wienerberger AG	24,500	710,358
Total Austria		6,254,773

Belgium 0.85%

Health Care REITS
Aedifica SA	35,000	2,950,547

Burkina Faso 1.02%

Metals & Mining
IAMGOLD Corp.*	210,000	3,534,141

Canada 11.36%

Consumer Staples Distribution & Retail 0.84%
North West Co., Inc.	77,800	2,914,171

Gas Utilities 0.76%
Brookfield Infrastructure Corp. Class A	71,989	2,663,119

Ground Transportation 0.99%
TFI International, Inc.	24,000	3,434,048
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Metals & Mining 2.63%
Capstone Copper Corp.*	306,100	$2,550,927
DPM Metals, Inc.	148,000	4,969,470
Hudbay Minerals, Inc.	70,000	1,619,171
		9,139,568

Oil, Gas & Consumable Fuels 4.94%
Headwater Exploration, Inc.	335,000	3,309,677
NexGen Energy Ltd.*	170,000	2,135,090
PrairieSky Royalty Ltd.	197,000	4,975,942
Tamarack Valley Energy Ltd.	245,000	2,297,861
Topaz Energy Corp.	191,000	4,434,895
		17,153,465

Trading Companies & Distributors 1.20%
Finning International, Inc.	57,000	4,174,447
Total Canada		39,478,818

Denmark 0.76%

Pharmaceuticals
ALK-Abello AS	70,000	2,621,894

France 7.56%

Aerospace & Defense 2.44%
Exail Technologies SA*	21,000	3,046,325
LISI SA	74,000	5,417,184
		8,463,509

Biotechnology 1.05%
Abivax SA ADR*	31,000	3,638,780

Commercial Services & Supplies 0.67%
Elis SA	75,000	2,317,515

Electronic Equipment, Instruments & Components 0.15%
Vusion	3,700	527,759

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
France (continued)

Hotels, Restaurants & Leisure 1.09%
Accor SA	28,000	$1,385,684
Cie des Alpes	93,000	2,417,660
		3,803,344

Household Durables 0.27%
Kaufman & Broad SA	29,000	942,121

Oil, Gas & Consumable Fuels 1.28%
Gaztransport Et Technigaz SA	18,349	4,464,204

Software 0.61%
Planisware SA	99,781	2,106,373
Total France		26,263,605

Germany 8.84%

Aerospace & Defense 0.53%
Vincorion SE*	70,000	1,830,424

Capital Markets 0.84%
flatexDEGIRO SE	82,000	2,933,936

Chemicals 1.03%
Alzchem Group AG	18,400	3,577,198

Electrical Equipment 1.80%
Pfisterer Holding SE*	51,500	6,270,012

Machinery 1.96%
Deutz AG	150,000	1,754,018
JOST Werke SE†	32,500	1,975,839
RENK Group AG	48,500	3,082,419
		6,812,276

Real Estate Management & Development 0.77%
TAG Immobilien AG	152,433	2,658,267

Semiconductors & Semiconductor Equipment 1.91%
AIXTRON SE	120,000	6,630,462
Total Germany		30,712,575
Investments	Shares	U.S. $ Fair Value
Hong Kong 2.50%

Hotels, Restaurants & Leisure 0.37%
Melco Resorts & Entertainment Ltd. ADR*	220,000	$1,269,400

Semiconductors & Semiconductor Equipment 2.13%
ASMPT Ltd.	353,200	7,398,626
Total Hong Kong		8,668,026

Ireland 0.59%

Household Durables
Cairn Homes PLC	800,000	2,046,845

Israel 1.91%

Capital Markets
Tel Aviv Stock Exchange Ltd.	131,657	6,624,708

Italy 5.43%

Aerospace & Defense 0.95%
Avio SpA	89,622	3,317,530

Hotels, Restaurants & Leisure 1.10%
Lottomatica Group SpA	129,833	3,817,322

Leisure Products 1.39%
Technogym SpA†	205,000	4,829,774

Machinery 0.36%
Interpump Group SpA	30,000	1,264,742

Textiles, Apparel & Luxury Goods 0.75%
Brunello Cucinelli SpA(a)	26,666	2,602,130

Transportation Infrastructure 0.88%
Enav SpA†	520,000	3,044,021
Total Italy		18,875,519

Japan 20.52%

Banks 1.57%
Mebuki Financial Group, Inc.	659,000	5,471,241

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Beverages 0.49%
Coca-Cola Bottlers Japan Holdings, Inc.	78,000	$1,702,443

Chemicals 0.78%
NOF Corp.	132,000	2,695,834

Commercial Services & Supplies 1.17%
Daiei Kankyo Co. Ltd.	93,000	2,234,033
Japan Elevator Service Holdings Co. Ltd.	182,000	1,841,305
		4,075,338

Electrical Equipment 2.35%
Furukawa Electric Co. Ltd.	30,000	8,147,600

Electronic Equipment, Instruments & Components 2.43%
Azbil Corp.	217,400	1,934,805
Taiyo Yuden Co. Ltd.	159,000	6,518,918
		8,453,723

Food Products 0.62%
Kewpie Corp.	81,000	2,149,244

Health Care Equipment &
Supplies 1.06%
Asahi Intecc Co. Ltd.	175,000	3,682,450

Hotels, Restaurants & Leisure 1.84%
Food & Life Cos. Ltd.	55,500	3,228,492
McDonald’s Holdings Co. Japan Ltd.	61,000	3,163,872
		6,392,364

Information Technology Services 0.67%
NS Solutions Corp.	25,476	590,226
Simplex Holdings, Inc.	308,400	1,729,946
		2,320,172

Machinery 2.47%
Japan Steel Works Ltd.	65,500	4,002,748
Organo Corp.	45,200	4,567,595
		8,570,343
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Real Estate Management & Development 0.45%
Tokyu Fudosan Holdings Corp.	182,800	$1,556,383

Semiconductors & Semiconductor Equipment 2.68%
Kokusai Electric Corp.	61,000	2,567,204
SUMCO Corp.	219,000	3,494,067
Tokyo Seimitsu Co. Ltd.	29,500	3,259,621
		9,320,892

Specialty Retail 0.62%
USS Co. Ltd.	200,000	2,165,373

Wireless Telecommunication Services 1.32%
Okinawa Cellular Telephone Co.	214,400	4,588,154
Total Japan		71,291,554

Netherlands 3.44%

Biotechnology 0.35%
Newamsterdam Pharma Co. NV*	42,000	1,199,520

Insurance 1.31%
ASR Nederland NV	60,000	4,557,565

Semiconductors & Semiconductor Equipment 1.78%
BE Semiconductor Industries NV	21,183	6,196,335
Total Netherlands		11,953,420

New Zealand 0.92%

Transportation Infrastructure
Port of Tauranga Ltd.	655,000	3,211,613

Peru 0.20%

Banks
Intercorp Financial Services, Inc.	15,856	706,860

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Singapore 0.59%

Capital Markets
iFAST Corp. Ltd.	300,000	$2,065,113

South Korea 1.37%

Banks
BNK Financial Group, Inc.	374,000	4,748,758

Spain 1.54%

Air Freight & Logistics 1.25%
Logista Integral SA	111,000	4,336,566

Machinery 0.29%
Fluidra SA	43,000	1,006,271
Total Spain		5,342,837

Sweden 1.19%
Commercial Services & Supplies
Loomis AB	89,468	4,145,505

Switzerland 6.73%

Building Products 1.21%
Belimo Holding AG Registered Shares	4,600	4,212,491

Capital Markets 0.39%
EFG International AG	63,300	1,361,948

Electrical Equipment 2.91%
Accelleron Industries AG	31,000	3,321,334
Huber & Suhner AG	23,300	6,766,997
		10,088,331

Health Care Equipment & Supplies 1.03%
Medacta Group SA†	19,800	3,588,251

Machinery 1.19%
VAT Group AG†	5,500	4,131,877
Total Switzerland		23,382,898
Investments	Shares	U.S. $ Fair Value
Taiwan 6.31%

Electronic Equipment, Instruments & Components 2.44%
Chroma ATE, Inc.	124,000	$8,472,959

Semiconductors & Semiconductor Equipment 3.09%
ASPEED Technology, Inc.	7,000	3,763,007
Visual Photonics Epitaxy Co. Ltd.	625,000	6,962,866
		10,725,873

Technology Hardware, Storage & Peripherals 0.78%
AURAS Technology Co. Ltd.	74,000	2,732,609
Total Taiwan		21,931,441

United Kingdom 9.22%

Aerospace & Defense 0.87%
Babcock International Group PLC	113,000	1,702,374
Chemring Group PLC	186,488	1,324,646
		3,027,020

Biotechnology 0.91%
Genus PLC	98,500	3,141,753

Construction & Engineering 0.60%
Renew Holdings PLC	170,000	2,093,513

Construction Materials 0.82%
SigmaRoc PLC*	1,700,000	2,851,490

Food Products 1.95%
Cranswick PLC	66,000	4,840,731
Premier Foods PLC	716,913	1,928,641
		6,769,372

Health Care Equipment & Supplies 0.24%
Convatec Group PLC†	295,000	846,008

Machinery 1.98%
IMI PLC	92,000	3,504,102
Rotork PLC	375,000	1,575,748
Weir Group PLC	50,000	1,812,266
		6,892,116

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Textiles, Apparel & Luxury Goods 0.66%
Burberry Group PLC*	145,000	$2,300,884

Trading Companies & Distributors 1.19%
Diploma PLC	43,500	4,116,812
Total United Kingdom		32,038,968
Total Common Stocks (cost $261,781,653)		339,679,876

	Principal Amount

SHORT-TERM INVESTMENTS 1.53%

Repurchase Agreements 0.83%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $2,928,200 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $2,961,443; proceeds: $2,903,548 (cost $2,903,286)	$2,903,286	2,903,286

Time Deposits 0.07%
CitiBank N.A.(b) (cost $242,506)	242,506	242,506
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.63%
Fidelity Government Portfolio(b) (cost $2,182,558)	2,182,558	$2,182,558
Total Short-Term Investments (cost $5,328,350)		5,328,350
Total Investments in Securities 99.30% (cost $267,110,003)		345,008,226
Other Assets and Liabilities – Net 0.70%		2,430,796
Net Assets 100.00%		$347,439,022

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $23,960,185, which represents 6.90% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$773,670	$10,055,788	$–	$10,829,458
Austria	–	6,254,773	–	6,254,773
Belgium	–	2,950,547	–	2,950,547
Burkina Faso	3,534,141	–	–	3,534,141
Canada	39,478,818	–	–	39,478,818
Denmark	–	2,621,894	–	2,621,894
France	3,638,780	22,624,825	–	26,263,605
Germany	1,830,424	28,882,151	–	30,712,575
Hong Kong	1,269,400	7,398,626	–	8,668,026
Ireland	2,046,845	–	–	2,046,845
Israel	–	6,624,708	–	6,624,708
Italy	–	18,875,519	–	18,875,519
Japan	–	71,291,554	–	71,291,554
Netherlands	1,199,520	10,753,900	–	11,953,420
New Zealand	–	3,211,613	–	3,211,613
Peru	706,860	–	–	706,860
Singapore	–	2,065,113	–	2,065,113
South Korea	–	4,748,758	–	4,748,758
Spain	–	5,342,837	–	5,342,837
Sweden	–	4,145,505	–	4,145,505
Switzerland	–	23,382,898	–	23,382,898
Taiwan	–	21,931,441	–	21,931,441
United Kingdom	1,928,641	30,110,327	–	32,038,968
Short-Term Investments
Repurchase Agreements	–	2,903,286	–	2,903,286
Time Deposits	–	242,506	–	242,506
Money Market Funds	2,182,558	–	–	2,182,558
Total	$58,589,657	$286,418,569	$–	$345,008,226

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.16%

COMMON STOCKS 96.16%

Australia 4.95%

Insurance 1.10%
QBE Insurance Group Ltd.	347,996	$5,636,792

Metals & Mining 3.85%
BHP Group Ltd.	409,422	16,204,654
Glencore PLC*	466,094	3,622,403
		19,827,057
Total Australia		25,463,849

Austria 2.82%

Banks 2.21%
BAWAG Group AG†	24,029	4,114,985
Erste Group Bank AG	65,754	7,265,554
		11,380,539

Construction Materials 0.61%
Wienerberger AG	108,342	3,141,290
Total Austria		14,521,829

Canada 3.33%

Banks 1.61%
Toronto-Dominion Bank	77,177	8,313,991

Oil, Gas & Consumable Fuels 1.72%
Pembina Pipeline Corp.	189,875	8,838,515
Total Canada		17,152,506

China 1.93%

Interactive Media & Services 0.73%
Tencent Holdings Ltd.	61,700	3,747,179

Marine Transportation 1.20%
SITC International Holdings Co. Ltd.	1,473,000	6,167,407
Total China		9,914,586
Investments	Shares	U.S. $ Fair Value
Finland 1.13%

Communications Equipment
Nokia OYJ	456,377	$5,798,983

France 9.72%

Banks 2.40%
BNP Paribas SA	67,268	7,064,582
Societe Generale SA	65,700	5,288,851
		12,353,433

Building Products 0.88%
Cie de Saint-Gobain SA	49,764	4,559,367

Chemicals 0.89%
Arkema SA	62,698	4,575,946

Construction & Engineering 1.63%
Eiffage SA	51,920	8,370,974

Diversified Telecommunication Services 0.85%
Orange SA	211,291	4,399,574

Gas Utilities 1.30%
Rubis SCA	162,676	6,704,603

Information Technology Services 0.19%
Capgemini SE	8,083	983,025

Insurance 1.22%
AXA SA	130,031	6,268,181

Media 0.36%
Publicis Groupe SA	19,816	1,851,553
Total France		50,066,656

Germany 4.73%

Automobiles 0.55%
Bayerische Motoren Werke AG	30,854	2,823,547

Health Care Providers & Services 1.22%
Fresenius SE & Co. KGaA	129,525	6,272,838

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Industrial Conglomerates 1.75%
Siemens AG	30,352	$9,019,433

Pharmaceuticals 1.21%
Bayer AG Registered Shares	139,127	6,238,134
Total Germany		24,353,952

Hong Kong 2.25%

Insurance 1.39%
Prudential PLC	473,479	7,135,110

Machinery 0.86%
Techtronic Industries Co. Ltd.	305,500	4,429,657
Total Hong Kong		11,564,767

Hungary 0.37%

Banks
OTP Bank Nyrt	14,367	1,927,030

Ireland 2.87%

Banks 1.77%
AIB Group PLC	787,687	9,079,310

Trading Companies & Distributors 1.10%
AerCap Holdings NV	39,870	5,669,913
Total Ireland		14,749,223

Italy 5.83%

Banks 1.28%
Banca Monte dei Paschi di Siena SpA(a)	618,825	6,596,496

Beverages 1.32%
Coca-Cola HBC AG Class DI	116,315	6,784,526

Electric: Utilities 2.13%
Enel SpA	939,368	10,967,763
Investments	Shares	U.S. $ Fair Value
Italy (continued)

Passenger Airlines 1.10%
Ryanair Holdings PLC	216,826	$5,688,897
Total Italy		30,037,682

Japan 17.94%

Automobiles 1.86%
Toyota Motor Corp.	499,600	9,590,026

Banks 3.06%
Mizuho Financial Group, Inc.	169,800	7,301,855
Sumitomo Mitsui Financial Group, Inc.	239,289	8,449,068
		15,750,923

Capital Markets 0.71%
Nomura Holdings, Inc.	455,800	3,650,878

Chemicals 0.77%
Nissan Chemical Corp.	91,600	3,960,740

Electrical Equipment 1.54%
Fuji Electric Co. Ltd.	94,201	7,917,105

Electronic Equipment, Instruments & Components 1.69%
Murata Manufacturing Co. Ltd.	262,551	8,707,300

Household Durables 0.82%
Panasonic Holdings Corp.	207,000	4,234,352

Industrial Conglomerates 0.75%
Hitachi Ltd.	121,950	3,877,808

Insurance 1.49%
Sompo Holdings, Inc.	206,781	7,695,438

Pharmaceuticals 0.93%
Otsuka Holdings Co. Ltd.	65,500	4,773,781

Semiconductors & Semiconductor Equipment 0.26%
Renesas Electronics Corp.	65,100	1,316,494

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Technology Hardware, Storage & Peripherals 1.17%
FUJIFILM Holdings Corp.	328,700	$6,049,272

Trading Companies & Distributors 1.90%
ITOCHU Corp.	166,375	2,061,902
Sumitomo Corp.	207,700	7,722,737
		9,784,639

Wireless Telecommunication Services 0.99%
KDDI Corp.	310,300	5,077,913
Total Japan		92,386,669

Mexico 1.14%

Banks
Grupo Financiero Banorte SAB de CV Class O	540,068	5,864,276

Netherlands 4.72%

Banks 2.06%
ING Groep NV	366,706	10,612,976

Insurance 2.66%
NN Group NV	156,220	13,674,531
Total Netherlands		24,287,507

South Africa 0.81%

Metals & Mining
Anglo American PLC	84,521	4,182,515

South Korea 2.65%

Banks 1.16%
KB Financial Group, Inc.	54,478	5,965,619

Technology Hardware, Storage & Peripherals 1.49%
Samsung Electronics Co. Ltd.	51,120	7,698,038
Total South Korea		13,663,657

Spain 2.74%

Banks 1.50%
Banco Santander SA	632,054	7,712,523
Investments	Shares	U.S. $ Fair Value
Spain (continued)

Electric: Utilities 1.24%
Iberdrola SA	271,788	$6,371,855
Total Spain		14,084,378

Sweden 0.54%

Machinery
Volvo AB Class B	79,274	2,763,233

Switzerland 1.22%

Capital Markets
Julius Baer Group Ltd.	76,488	6,287,076

Taiwan 1.32%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	97,514	6,769,602

United Kingdom 14.11%

Banks 5.45%
HSBC Holdings PLC	989,684	18,210,003
Lloyds Banking Group PLC	7,254,512	9,861,072
		28,071,075

Beverages 0.63%
Diageo PLC	159,649	3,228,003

Broadline Retail 0.60%
Next PLC	17,601	3,106,374

Capital Markets 0.76%
St. James’s Place PLC	238,713	3,941,607

Electric: Utilities 0.80%
SSE PLC	114,682	4,106,116

Health Care Equipment & Supplies 1.02%
Smith & Nephew PLC	338,791	5,242,388

Household Durables 0.85%
Persimmon PLC	305,055	4,398,731

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Personal Care Products 1.62%
Unilever PLC	143,011	$8,339,704

Pharmaceuticals 0.63%
Hikma Pharmaceuticals PLC	169,768	3,227,795

Tobacco 1.75%
Imperial Brands PLC	237,155	9,010,143
Total United Kingdom		72,671,936

United States 9.04%

Construction Materials 0.80%
Holcim AG	44,271	4,113,942

Food Products 0.83%
Nestle SA Registered Shares	41,987	4,250,749

Oil, Gas & Consumable Fuels 5.15%
BP PLC	1,168,745	9,251,588
Shell PLC ADR	190,648	17,286,054
		26,537,642

Pharmaceuticals 2.26%
Novartis AG Registered Shares	59,900	8,852,601
Roche Holding AG	6,895	2,809,712
		11,662,313
Total United States		46,564,646
Total Common Stocks (cost $399,283,446)		495,076,558
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 4.37%

Repurchase Agreements 3.07%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $15,926,800 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $16,107,433; proceeds: $15,792,894 (cost $15,791,468)	$15,791,468	$15,791,468

Time Deposits 0.13%
CitiBank N.A.(b) (cost $672,031)	672,031	672,031

	Shares

Money Market Funds 1.17%
Fidelity Government Portfolio(b) (cost $6,048,275)	6,048,275	6,048,275
Total Short-Term Investments (cost $22,511,774)		22,511,774

Total Investments in Securities 100.53% (cost $421,795,220)		517,588,332
Other Assets and Liabilities – Net (0.53)%		(2,705,122)
Net Assets 100.00%		$514,883,210

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $4,114,985, which represents 0.80% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$25,463,849	$–	$25,463,849
Austria	–	14,521,829	–	14,521,829
Canada	17,152,506	–	–	17,152,506
China	–	9,914,586	–	9,914,586
Finland	–	5,798,983	–	5,798,983
France	–	50,066,656	–	50,066,656
Germany	–	24,353,952	–	24,353,952
Hong Kong	–	11,564,767	–	11,564,767
Hungary	–	1,927,030	–	1,927,030
Ireland	5,669,913	9,079,310	–	14,749,223
Italy	–	30,037,682	–	30,037,682
Japan	–	92,386,669	–	92,386,669
Mexico	5,864,276	–	–	5,864,276
Netherlands	–	24,287,507	–	24,287,507
South Africa	–	4,182,515	–	4,182,515
South Korea	–	13,663,657	–	13,663,657
Spain	–	14,084,378	–	14,084,378
Sweden	–	2,763,233	–	2,763,233
Switzerland	–	6,287,076	–	6,287,076
Taiwan	–	6,769,602	–	6,769,602
United Kingdom	–	72,671,936	–	72,671,936
United States	17,286,054	29,278,592	–	46,564,646
Short-Term Investments
Repurchase Agreements	–	15,791,468	–	15,791,468
Time Deposits	–	672,031	–	672,031
Money Market Funds	6,048,275	–	–	6,048,275
Total	$52,021,024	$465,567,308	$–	$517,588,332

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.69%

COMMON STOCKS 98.69%

Aerospace & Defense 7.34%
AAR Corp.*	24,296	$2,681,550
Aevex Corp. Class A*	87,583	2,649,386
Mercury Systems, Inc.*	40,572	3,201,536
TAT Technologies Ltd. (Israel)*(a)	30,164	1,107,320
VSE Corp.	15,823	2,716,493
York Space Systems, Inc.*(b)	77,932	2,584,225
Total		14,940,510

Beverages 1.86%
Vita Coco Co., Inc.*	57,434	3,790,070

Biotechnology 17.58%
Celcuity, Inc.*	48,918	5,936,199
CG oncology, Inc.*	14,440	963,726
Cogent Biosciences, Inc.*	185,508	6,639,331
Dianthus Therapeutics, Inc.*	37,988	3,335,347
Forte Biosciences, Inc.*	32,292	860,905
Mineralys Therapeutics, Inc.*	82,841	2,207,713
Mirum Pharmaceuticals, Inc.*	43,172	4,201,067
Newamsterdam Pharma Co. NV (Netherlands)*(a)	39,175	1,118,838
Oruka Therapeutics, Inc.*	26,285	1,798,157
Praxis Precision Medicines, Inc.*	8,370	2,668,607
PTC Therapeutics, Inc.*	42,655	2,775,134
Relay Therapeutics, Inc.*	64,586	837,035
Rhythm Pharmaceuticals, Inc.*	18,198	1,480,589
Twist Bioscience Corp.*	16,458	961,970
Total		35,784,618

Broadline Retail 0.86%
Pattern Group, Inc.
Class A*	129,755	1,747,800
Investments	Shares	Fair Value
Capital Markets 5.13%
Marex Group PLC (United Kingdom)(a)	22,133	$1,180,795
Miami International Holdings, Inc.*	56,788	2,640,074
Piper Sandler Cos.	30,924	2,696,573
StoneX Group, Inc.*	23,024	2,441,235
WisdomTree, Inc.(b)	87,809	1,492,753
Total		10,451,430

Communications Equipment 3.87%
Applied Optoelectronics, Inc.*	22,879	3,760,392
Calix, Inc.*	23,626	1,029,149
Gilat Satellite Networks Ltd. (Israel)*(a)	112,637	2,079,279
Ondas, Inc.*(b)	99,745	1,001,440
Total		7,870,260

Construction & Engineering 11.21%
Argan, Inc.	4,021	2,693,990
Cardinal Infrastructure Group, Inc. Class A*	94,472	5,009,850
Legence Corp. Class A*	74,140	6,447,214
MYR Group, Inc.*	6,744	2,730,039
Primoris Services Corp.	6,850	1,240,878
Sterling Infrastructure, Inc.*	9,123	4,704,001
Total		22,825,972

Consumer Finance 0.70%
Dave, Inc.*	5,208	1,416,524

Consumer Staples Distribution & Retail 1.05%
Chefs’ Warehouse, Inc.*	27,640	2,144,864

Diversified Consumer Services 3.98%
American Public Education, Inc.*	23,052	1,340,474
Lincoln Educational Services Corp.*	82,269	3,384,546
Universal Technical Institute, Inc.*	90,041	3,379,239
Total		8,104,259

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2026

Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 5.09%
Bel Fuse, Inc. Class B	16,447	$4,536,740
nLight, Inc.*	28,108	1,963,344
OSI Systems, Inc.*	9,550	2,740,086
Ouster, Inc.*	41,753	1,125,661
Total		10,365,831

Entertainment 3.20%
IMAX Corp. (Canada)*(a)	81,801	3,110,074
Sphere Entertainment Co.*	23,938	3,409,968
Total		6,520,042

Financial Services 0.65%
Paymentus Holdings, Inc.
Class A*	47,311	1,327,074

Food Products 0.64%
Mama’s Creations, Inc.*	91,252	1,294,866

Health Care Equipment & Supplies 1.43%
Artivion, Inc.*	34,176	1,224,526
Ceribell, Inc.*	44,905	905,285
Neogen Corp.*	84,254	791,987
Total		2,921,798

Health Care Providers & Services 1.36%
Billiontoone, Inc. Class A*(b)	12,849	964,318
GeneDx Holdings Corp.*	11,701	735,876
Hinge Health, Inc. Class A*	23,852	1,063,799
Total		2,763,993

Health Care Technology 0.59%
HeartFlow, Inc.*	40,387	1,201,917

Hotels, Restaurants & Leisure 3.20%
Lindblad Expeditions Holdings, Inc.*	151,172	2,801,217
Navan, Inc. Class A*	212,222	3,711,763
Total		6,512,980

Information Technology Services 3.84%
Applied Digital Corp.*(b)	153,977	5,273,712
Fastly, Inc. Class A*	101,119	2,553,761
Total		7,827,473
Investments	Shares	Fair Value
Insurance 0.93%
Neptune Insurance Holdings, Inc. Class A*	75,071	$1,886,534

Life Sciences Tools & Services 3.60%
10X Genomics, Inc. Class A*	92,784	2,045,887
Adaptive Biotechnologies Corp.*	324,090	4,569,669
Alamar Biosciences, Inc.*(b)	28,651	717,421
Total		7,332,977

Machinery 3.14%
CECO Environmental Corp.*	54,824	4,064,651
Standex International Corp.	8,563	2,337,699
Total		6,402,350

Pharmaceuticals 4.82%
Enliven Therapeutics, Inc.*	45,526	1,877,037
Nektar Therapeutics*	42,431	3,608,332
Tarsus Pharmaceuticals, Inc.*	67,997	4,325,289
Total		9,810,658

Professional Services 2.10%
BlackSky Technology, Inc.*(b)	73,793	2,618,176
Willdan Group, Inc.*	21,799	1,656,724
Total		4,274,900

Semiconductors & Semiconductor Equipment 4.70%
Aehr Test Systems*	70,240	6,360,934
Navitas Semiconductor Corp.*	195,017	3,217,781
Total		9,578,715

Software 3.63%
Cipher Digital, Inc.*	56,342	999,507
Terawulf, Inc.*(b)	293,736	6,382,883
Total		7,382,390

Specialty Retail 0.59%
Warby Parker, Inc. Class A*	54,101	1,196,714

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2026

Investments	Shares	Fair Value
Trading Companies & Distributors 1.60%
Transcat, Inc.*	18,544	$1,411,198
Xometry, Inc. Class A*	35,978	1,844,592
Total		3,255,790
Total Common Stocks (cost $128,715,340)		200,933,309

	Principal Amount

SHORT-TERM INVESTMENTS 9.48%

Repurchase Agreements 1.43%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $2,931,500 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $2,964,821; proceeds: $2,906,781 (cost $2,906,519)	$2,906,519	2,906,519

Time Deposits 0.80%
CitiBank N.A.(c) (cost $1,640,292)	1,640,292	1,640,292
Investments	Shares	Fair Value
Money Market Funds 7.25%
Fidelity Government Portfolio(c) (cost $14,762,625)	14,762,625	$14,762,625
Total Short-Term Investments (cost $19,309,436)		19,309,436
Total Investments in Securities 108.17% (cost $148,024,776)		220,242,745
Other Assets and Liabilities – Net (8.17)%		(16,633,922)
Net Assets 100.00%		$203,608,823

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$200,933,309	$–	$–	$200,933,309
Short-Term Investments
Repurchase Agreements	–	2,906,519	–	2,906,519
Time Deposits	–	1,640,292	–	1,640,292
Money Market Funds	14,762,625	–	–	14,762,625
Total	$215,695,934	$4,546,811	$–	$220,242,745

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.55%

COMMON STOCKS 99.55%

Aerospace & Defense 1.66%
Curtiss-Wright Corp.	26,153	$18,835,391

Banks 5.34%
East West Bancorp, Inc.	185,634	23,477,132
First BanCorp	768,208	18,652,090
Wintrust Financial Corp.	122,099	18,384,447
Total		60,513,669

Beverages 1.70%
Coca-Cola Consolidated, Inc.	93,931	19,262,430

Biotechnology 2.03%
United Therapeutics Corp.*	40,305	23,028,262

Building Products 4.31%
A.O. Smith Corp.	161,179	9,967,309
Allegion PLC (Ireland)(a)	72,145	9,918,495
Builders FirstSource, Inc.*	134,962	10,674,145
Lennox International, Inc.	34,300	18,346,727
Total		48,906,676

Capital Markets 7.71%
Affiliated Managers Group, Inc.	52,704	15,530,288
Cboe Global Markets, Inc.	55,388	16,621,385
Moelis & Co. Class A	204,138	13,293,466
SEI Investments Co.	281,364	25,514,087
TPG, Inc.	377,030	16,446,049
Total		87,405,275

Chemicals 3.41%
Avient Corp.	443,434	16,442,533
Element Solutions, Inc.	521,894	22,227,465
Total		38,669,998

Commercial Services & Supplies 1.64%
Brady Corp. Class A	227,378	18,604,068
Investments	Shares	Fair Value
Construction & Engineering 2.96%
AECOM	172,023	$14,467,134
EMCOR Group, Inc.	21,406	19,087,088
Total		33,554,222

Consumer Staples Distribution & Retail 1.31%
BJ’s Wholesale Club Holdings, Inc.*	158,215	14,854,806

Electric: Utilities 1.66%
IDACORP, Inc.	127,645	18,858,272

Electronic Equipment, Instruments & Components 9.17%
Advanced Energy Industries, Inc.	42,652	16,374,529
Belden, Inc.	181,202	20,381,601
Jabil, Inc.	42,403	14,310,589
Littelfuse, Inc.	73,141	29,561,398
TD SYNNEX Corp.	102,177	23,314,748
Total		103,942,865

Energy Equipment & Services 2.61%
TechnipFMC PLC (United Kingdom)(a)	391,313	29,571,523

Ground Transportation 1.66%
Landstar System, Inc.	102,519	18,870,672

Health Care Equipment & Supplies 1.93%
Globus Medical, Inc. Class A*	242,164	21,838,350

Health Care Providers & Services 1.31%
Labcorp Holdings, Inc.	57,696	14,816,333

Hotels, Restaurants & Leisure 2.60%
Expedia Group, Inc.	50,680	12,587,392
Texas Roadhouse, Inc.	104,975	16,899,925
Total		29,487,317

Household Durables 0.50%
TopBuild Corp.*	12,702	5,623,175

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2026

Investments	Shares	Fair Value
Industrial REITS 1.52%
First Industrial Realty Trust, Inc.	278,021	$17,240,082

Insurance 5.28%
American Financial Group, Inc.	85,059	11,335,813
RenaissanceRe Holdings Ltd.	49,310	15,136,691
Ryan Specialty Holdings, Inc.(b)	297,488	10,343,658
White Mountains Insurance Group Ltd.	10,340	23,078,776
Total		59,894,938

Leisure Products 2.88%
Acushnet Holdings Corp.	190,272	18,422,135
YETI Holdings, Inc.*	361,029	14,246,204
Total		32,668,339

Life Sciences Tools & Services 2.15%
Bio-Techne Corp.	267,563	14,801,585
Repligen Corp.*	80,601	9,535,904
Total		24,337,489

Machinery 7.63%
AGCO Corp.	150,314	18,191,000
Crane Co.	124,257	22,084,197
Lincoln Electric Holdings, Inc.	104,996	27,823,940
Mueller Industries, Inc.	136,185	18,443,534
Total		86,542,671

Metals & Mining 1.37%
Reliance, Inc.	42,683	15,472,587

Multi-Utilities 1.37%
CMS Energy Corp.	201,928	15,495,955

Oil, Gas & Consumable Fuels 3.50%
Expand Energy Corp.	158,540	16,194,861
Permian Resources Corp. Class A	1,088,524	23,533,889
Total		39,728,750
Investments	Shares	Fair Value
Personal Care Products 1.35%
Interparfums, Inc.	167,639	$15,292,030

Pharmaceuticals 1.21%
Phibro Animal Health Corp. Class A	258,598	13,752,242

Professional Services 3.32%
CACI International, Inc. Class A*	29,033	15,083,805
Genpact Ltd.	328,156	11,403,421
Paylocity Holding Corp.*	105,518	11,131,094
Total		37,618,320

Semiconductors & Semiconductor Equipment 7.21%
Nova Ltd. (Israel)*(a)	24,351	12,185,971
Silicon Motion Technology Corp. ADR	318,077	69,588,886
Total		81,774,857

Software 2.32%
Descartes Systems Group, Inc. (Canada)*(a)	233,677	16,850,448
Pegasystems, Inc.	256,952	9,391,596
Total		26,242,044

Specialty Retail 1.83%
Dick’s Sporting Goods, Inc.	91,425	20,746,161

Textiles, Apparel & Luxury Goods 1.40%
Ralph Lauren Corp.	44,314	15,892,773

Trading Companies & Distributors 1.70%
AerCap Holdings NV (Ireland)(a)	135,343	19,247,128
Total Common Stocks (cost $775,825,262)		1,128,589,670

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.61%

Repurchase Agreements 0.61%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $6,954,600 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $7,033,507; proceeds: $6,896,097 (cost $6,895,475)	$6,895,475	$6,895,475
Total Investments in Securities 100.16% (cost $782,720,737)		1,135,485,145
Other Assets and Liabilities – Net (0.16)%		(1,853,600)
Net Assets 100.00%		$1,133,631,545

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,128,589,670	$–	$–	$1,128,589,670
Short-Term Investments
Repurchase Agreements	–	6,895,475	–	6,895,475
Total	$1,128,589,670	$6,895,475	$–	$1,135,485,145

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	45

Statements of Assets and Liabilities (unaudited)

April 30, 2026

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
ASSETS:
Investments in securities, at cost	$–	$116,352,022	$130,849,379
Investments in affiliated funds, at cost	510,688,960	–	–
Investments in securities, at fair value	$–	$162,755,597	$148,664,992
Investments in affiliated funds, at fair value	664,837,772	–	–
Cash	37,358	–	–
Foreign cash, at value (cost $0, $0, $158,484, $49, $351, $35,978 and $0, respectively)	–	–	158,400
Receivables:
Investment in affiliated funds sold	611,929	–	–
Investment securities sold	–	–	6,614,024
Capital shares sold	135,369	19,039	36,505
Interest and dividends	–	2,049	137,681
From advisor (See Note 3)	–	26,118	16,345
Securities lending income	–	–	–
Prepaid expenses and other assets	63,220	78,187	26,906
Total assets	665,685,648	162,880,990	155,654,853
LIABILITIES:
Payables:
Capital shares reacquired	520,713	53,485	23,108
Trustees’ fees	101,813	7,809	42,055
12b-1 distribution plan	77,374	13,472	51,345
Fund administration	20,851	4,870	4,647
Investment securities purchased	–	–	7,133,023
Management fee	–	79,135	68,536
Accrued expenses	139,658	22,046	26,476
Total liabilities	860,409	180,817	7,349,190
Commitments and contingent liabilities	–	–	–
NET ASSETS	$664,825,239	$162,700,173	$148,305,663
COMPOSITION OF NET ASSETS:
Paid-in capital	$521,223,574	$119,957,307	$131,057,600
Total distributable earnings/(loss)	143,601,665	42,742,866	17,248,063
Net Assets	$664,825,239	$162,700,173	$148,305,663

46	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$73,042,092	$1,421,632,068	$313,154,116	$4,745,264,728
–	–	–	–
$95,753,818	$2,202,592,343	$391,404,975	$7,558,755,330
–	–	–	–
–	–	25	–

51	351	35,699	–

–	–	–	–
909,996	31,642,885	3,280,213	–
99,059	462,609	529,126	1,665,535
58	1,957,202	716,857	152,154
4,305	–	15,682	24,491
–	–	4,145	–
50,397	120,402	105,634	109,766
96,817,684	2,236,775,792	396,092,356	7,560,707,276

102,743	868,319	264,301	5,661,527
15,086	376,296	5,090	550,519
3,832	262,553	14,072	945,105
2,986	71,303	12,407	236,306
834,209	23,010,971	1,693,432	–
59,713	969,376	139,579	3,036,019
65,423	377,171	48,555	936,923
1,083,992	25,935,989	2,177,436	11,366,399
–	–	–	–
$95,733,692	$2,210,839,803	$393,914,920	$7,549,340,877

$70,917,976	$1,270,864,261	$328,142,625	$4,177,994,360
24,815,716	939,975,542	65,772,295	3,371,346,517
$95,733,692	$2,210,839,803	$393,914,920	$7,549,340,877

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2026

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net Assets by class:
Class A Shares	$418,054,708	$41,411,593	$19,745,490
Class C Shares	$8,865,862	$6,230,180	$5,307,298
Class F Shares	$8,276,492	$5,660,713	$639,342
Class F3 Shares	$69,389,057	$25,465	$14,935
Class I Shares	$132,472,891	$96,144,231	$119,011,668
Class P Shares	$–	$–	$–
Class R2 Shares	$1,047,814	$–	$–
Class R3 Shares	$17,624,430	$176,629	$199,663
Class R4 Shares	$4,581,013	$28,306	$10,684
Class R5 Shares	$498,025	$63,935	$11,594
Class R6 Shares	$4,014,947	$12,959,121	$3,364,989
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	13,725,815	975,732	1,241,217
Class C Shares	408,351	155,603	338,834
Class F Shares	267,233	130,751	39,181
Class F3 Shares	2,156,368	584	931
Class I Shares	4,151,928	2,219,790	7,157,715
Class P Shares	–	–	–
Class R2 Shares	36,886	–	–
Class R3 Shares	611,968	4,242	12,595
Class R4 Shares	150,884	667	670
Class R5 Shares	15,604	1,477	723
Class R6 Shares	124,724	297,155	209,483
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$30.46	$42.44	$15.91
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 5.75%, 5.75%, 5.75%, 5.75% and 5.75%, respectively)	$32.32	$45.03	$16.88
Class C Shares-Net asset value	$21.71	$40.04	$15.66
Class F Shares-Net asset value	$30.97	$43.29	$16.32
Class F3 Shares-Net asset value	$32.18	$43.61	$16.05
Class I Shares-Net asset value	$31.91	$43.31	$16.63
Class P Shares-Net asset value	$ –	$ –	$ –
Class R2 Shares-Net asset value	$28.41	$ –	$ –
Class R3 Shares-Net asset value	$28.80	$41.64	$15.85
Class R4 Shares-Net asset value	$30.36	$42.46	$15.94
Class R5 Shares-Net asset value	$31.92	$43.30	$16.02
Class R6 Shares-Net asset value	$32.19	$43.61	$16.06

*	Net asset value may not recalculate due to rounding of fractional shares.

48	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$12,033,981	$1,379,806,813	$52,435,429	$2,616,458,721
$1,750,069	$20,990,749	$4,109,944	$495,577,522
$1,368,963	$31,280,814	$782,599	$321,085,753
$13,813	$35,574,622	$60,169,557	$593,334,934
$76,224,902	$655,221,286	$266,785,150	$3,321,961,458
$–	$3,104,754	$–	$–
$–	$658,294	$–	$2,550,448
$–	$66,241,981	$1,054,633	$28,929,087
$–	$2,438,134	$27,421	$13,673,919
$17,059	$750,023	$24,816	$10,608,927
$4,324,905	$14,772,333	$8,525,371	$145,160,108

416,174	80,174,976	2,456,056	47,636,386
58,033	1,470,767	196,275	10,749,089
42,391	1,849,274	36,477	5,585,483
429	2,021,881	2,797,465	10,118,973
2,378,103	37,704,206	12,459,145	57,259,122
–	185,980	–	–
–	39,520	–	48,807
–	3,961,274	49,764	551,513
–	142,739	1,273	248,844
532	43,112	1,157	182,761
134,352	838,905	396,291	2,475,693

$28.92	$17.21	$21.35	$54.93

$30.68	$18.26	$22.65	$58.28
$30.16	$14.27	$20.94	$46.10
$32.29	$16.92	$21.46	$57.49
$32.19	$17.59	$21.51	$58.64
$32.05	$17.38	$21.41	$58.02
$ –	$16.69	$ –	$ –
$ –	$16.66	$ –	$52.26
$ –	$16.72	$21.19	$52.45
$ –	$17.08	$21.53	$54.95
$32.06	$17.40	$21.44	$58.05
$32.19	$17.61	$21.51	$58.63

See Notes to Financial Statements.	49

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2026

	Health Care Fund	International Equity Fund	International Opportunities Fund
ASSETS:
Investments in securities, at cost	$6,163,743	$521,072,098	$267,110,003
Investments in securities, at fair value including $158,502, $6,453,822, $2,366,567, $6,424,800, $17,097,381 and $278,160, respectively, of securities loaned	$8,297,086	$720,511,956	$345,008,226
Cash	–	–	5
Foreign cash, at value (cost $321, $3,967,412, $2,610,379, $501,127, $0 and $0, respectively)	323	3,958,814	2,619,894
Receivables:
From advisor (See Note 3)	15,985	–	–
Interest and dividends	2,700	2,530,871	1,372,756
Capital shares sold	595	1,076,252	152,471
Investment securities sold	–	1,372,811	3,503,820
Securities lending income	135	2,846	395
Prepaid expenses	24,156	100,624	66,227
Total assets	8,340,980	729,554,174	352,723,794
LIABILITIES:
Payables:
Collateral due to broker for securities lending	155,476	6,598,362	2,425,064
Capital shares reacquired	27,588	406,526	164,292
Management fee	4,212	251,485	208,571
Trustees’ fees	2,548	69,455	56,212
12b–1 distribution plan	2,099	50,046	18,692
Fund administration	272	22,354	11,124
Investment securities purchased	–	–	2,248,945
To bank	–	2,075	–
Foreign capital gains taxes deferred	–	140,575	–
Accrued expenses	30,229	91,089	151,872
Total liabilities	222,424	7,631,967	5,284,772
Commitments and contingent liabilities	–	–	–
NET ASSETS	$8,118,556	$721,922,207	$347,439,022
COMPOSITION OF NET ASSETS:
Paid-in capital	$6,426,820	$515,365,110	$279,015,236
Total distributable earnings/(loss)	1,691,736	206,557,097	68,423,786
Net Assets	$8,118,556	$721,922,207	$347,439,022

50	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$421,795,220	$148,024,776	$782,720,737

$517,588,332	$220,242,745	$1,135,485,145
–	–	11

505,794	–	–

–	353	–
4,115,095	1,413	82,130
120,859	1,589	159,675
–	–	–
–	20,696	–
83,441	1,723	124,587
522,413,521	220,268,519	1,135,851,548

6,720,306	16,402,917	–
292,626	15,002	882,432
208,317	143,492	668,450
98,853	21,305	237,197
56,507	9,631	72,684
16,665	6,377	35,849
1,462	–	–
–	–	–
–	–	–
135,575	60,972	323,391
7,530,311	16,659,696	2,220,003
–	–	–
$514,883,210	$203,608,823	$1,133,631,545

$728,151,725	$154,374,018	$758,120,570
(213,268,515)	49,234,805	375,510,975
$514,883,210	$203,608,823	$1,133,631,545

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2026

	Health Care Fund	International Equity Fund	International Opportunities Fund
Net Assets by class:
Class A Shares	$4,292,544	$214,452,053	$108,466,343
Class C Shares	$1,352,480	$3,368,498	$1,720,609
Class F Shares	$127,070	$8,731,679	$3,056,753
Class F3 Shares	$39,732	$86,201,523	$35,114,756
Class I Shares	$40,759	$349,081,722	$167,636,253
Class P Shares	$–	$15,537	$39,554
Class R2 Shares	$–	$377,876	$1,702,911
Class R3 Shares	$136,095	$7,578,071	$6,256,375
Class R4 Shares	$14,272	$2,985,044	$3,085,089
Class R5 Shares	$14,438	$425,241	$2,229,048
Class R6 Shares	$2,101,166	$48,704,963	$18,131,331
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	200,417	10,668,308	4,414,357
Class C Shares	66,330	166,877	76,000
Class F Shares	5,844	436,196	125,483
Class F3 Shares	1,826	4,206,336	1,367,186
Class I Shares	1,882	17,118,775	6,588,859
Class P Shares	–	770	1,555
Class R2 Shares	–	18,773	70,628
Class R3 Shares	6,461	383,942	260,300
Class R4 Shares	667	149,554	126,296
Class R5 Shares	667	21,029	87,650
Class R6 Shares	96,502	2,378,607	705,895
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$21.42	$20.10	$24.57
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 5.75%, 5.75%, 5.75% and 5.75%, respectively)	$22.73	$21.33	$26.07
Class C Shares-Net asset value	$20.39	$20.19	$22.64
Class F Shares-Net asset value	$21.74	$20.02	$24.36
Class F3 Shares-Net asset value	$21.76	$20.49	$25.68
Class I Shares-Net asset value	$21.65	$20.39	$25.44
Class P Shares-Net asset value	$ –	$20.18	$25.43
Class R2 Shares-Net asset value	$ –	$20.13	$24.11
Class R3 Shares-Net asset value	$21.07	$19.74	$24.04
Class R4 Shares-Net asset value	$21.41	$19.96	$24.43
Class R5 Shares-Net asset value	$21.65	$20.22	$25.43
Class R6 Shares-Net asset value	$21.77	$20.48	$25.69

*	Net asset value may not recalculate due to rounding of fractional shares.

52	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$264,783,141	$27,959,424	$547,999,974
$3,219,801	$4,808,688	$9,605,814
$5,583,606	$4,423,604	$17,828,659
$54,494,353	$–	$182,964,509
$178,084,303	$166,417,107	$295,782,965
$–	$–	$9,437,800
$88,885	$–	$3,172,959
$6,668,353	$–	$23,324,673
$36,116	$–	$26,823,072
$16,976	$–	$1,566,879
$1,907,676	$–	$15,124,241

23,642,539	1,235,616	27,693,859
289,505	181,128	643,098
493,971	157,398	865,923
4,805,776	–	8,474,855
15,739,762	5,922,235	13,921,495
–	–	497,487
7,718	–	175,878
587,776	–	1,257,042
3,224	–	1,358,174
1,507	–	73,667
168,212	–	701,265

$11.20	$22.63	$19.79

$11.88	$24.01	$21.00
$11.12	$26.55	$14.94
$11.30	$28.10	$20.59
$11.34	$ –	$21.59
$11.31	$28.10	$21.25
$ –	$ –	$18.97
$11.52	$ –	$18.04
$11.35	$ –	$18.56
$11.20	$ –	$19.75
$11.27	$ –	$21.27
$11.34	$ –	$21.57

See Notes to Financial Statements.	53

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2026

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $55,109, $0, $499,300, $140,869 and $0, respectively)	$–	$140,511	$844,296
Dividend income from affiliated funds (See Note 10)	3,211,322	–	–
Securities lending net income	–	2	97
Interest and other	3,576	80,737	33,706
Total investment income	3,214,898	221,250	878,099
Expenses:
Management fee	307,273	504,064	322,739
12b-1 distribution plan–Class A	485,509	51,709	22,449
12b-1 distribution plan–Class C	43,579	31,681	22,241
12b-1 distribution plan–Class F	3,922	2,672	268
12b-1 distribution plan–Class P	–	–	–
12b-1 distribution plan–Class R2	2,895	–	–
12b-1 distribution plan–Class R3	41,057	493	513
12b-1 distribution plan–Class R4	5,378	34	13
Shareholder servicing	268,123	80,936	41,645
Fund administration	122,909	31,019	21,881
Registration	68,958	87,640	59,316
Reports to shareholders	30,366	10,531	11,033
Professional	17,912	20,712	20,230
Trustees’ fees	8,234	2,166	1,171
Custody	4,202	2,862	6,010
Other	8,589	11,931	6,725
Gross expenses	1,418,906	838,450	536,234
Fees waived and expenses reimbursed (See Note 3)	(311,477)	(139,616)	(103,307)
Net expenses	1,107,429	698,834	432,927
Net investment income (loss)	2,107,469	(477,584)	445,172
Net realized and unrealized gain/(loss):
Capital gain distributions received from affiliate funds	14,212,462	–	–
Net realized gain/(loss) on affiliate funds	8,675,503	–	–
Net realized gain/(loss) on investments	–	2,368,153	(727,412)
Net realized gain/(loss) on foreign capital gains taxes	–	–	–
Net realized gain/(loss) on foreign currency related transactions	–	–	3,788
Net change in unrealized appreciation/(depreciation) on affiliated funds	59,498,539	–	–

54	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$621,926	$17,740,069	$2,886,090	$7,457,395

–	–	–	–
157	522	4,298	2,696
10,242	320,076	141,099	2,292,700
632,325	18,060,667	3,031,487	9,752,791

355,650	5,797,381	811,331	18,914,808
13,810	1,679,561	59,070	3,170,361
8,878	105,164	15,557	2,501,997
799	14,743	270	159,324
–	6,900	–	–
–	2,246	–	7,126
–	162,450	2,411	68,275
–	3,928	31	17,594
20,721	715,231	150,449	2,514,896
17,783	426,103	72,118	1,473,513
46,788	90,027	104,657	113,908
10,110	44,382	15,608	172,446
21,623	32,849	28,508	55,607
1,185	28,208	4,476	104,640
4,217	47,303	56,515	34,107
12,092	79,568	17,339	102,474
513,656	9,236,044	1,338,340	29,411,076
(33,856)	(47,320)	(123,550)	(193,457)
479,800	9,188,724	1,214,790	29,217,619
152,525	8,871,943	1,816,697	(19,464,828)

–	–	–	–
–	–	–	–
2,097,297	154,265,808	(6,173,801)	611,312,833
–	–	8,173	–

(53)	176	(29,916)	–

–	–	–	–

See Notes to Financial Statements.	55

Statements of Operations (unaudited)(continued)

For the Six Months Ended April 30, 2026

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net realized and unrealized gain/(loss):
Net change in unrealized appreciation/(depreciation) on investments	–	(10,348,716)	5,956,212
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	–	1,465
Net realized and unrealized gain/(loss)	82,386,504	(7,980,563)	5,234,053
Net Increase (Decrease) in Net Assets Resulting From Operations	$84,493,973	$(8,458,147)	$5,679,225

56	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

12,139,605	30,179,512	30,390,649	(960,960,813)

2	9,087	8,990	–
14,236,851	184,454,583	24,204,095	(349,647,980)

$14,389,376	$193,326,526	$26,020,792	$(369,112,808)

See Notes to Financial Statements.	57

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2026

	Health Care Fund	International Equity Fund	International Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $774, $670,210, $284,643, $576,254, $0 and $31,067, respectively)	$22,185	$6,353,684	$2,696,574
Securities lending net income	33	7,121	12,943
Interest and other (net of foreign withholding taxes of $0, $3, $0, $1, $0 and $0, respectively)	2,193	305,348	177,569
Total investment income	24,411	6,666,153	2,887,086
Expenses:
Management fee	26,427	1,345,877	1,217,361
12b-1 distribution plan–Class A	5,657	247,146	125,266
12b-1 distribution plan–Class C	6,910	12,141	9,463
12b-1 distribution plan–Class F	67	3,814	1,303
12b-1 distribution plan–Class P	–	34	80
12b-1 distribution plan–Class R2	–	990	4,628
12b-1 distribution plan–Class R3	345	17,252	13,466
12b-1 distribution plan–Class R4	18	3,493	3,561
Registration	58,416	90,509	74,482
Professional	25,340	37,945	35,172
Reports to shareholders	3,931	24,785	19,670
Custody	3,846	91,421	33,764
Shareholder servicing	3,714	168,405	118,430
Fund administration	1,705	119,633	64,926
Trustees’ fees	239	7,065	4,324
Other	6,011	36,116	41,547
Gross expenses	142,626	2,206,626	1,767,443
Fees waived and expenses reimbursed (See Note 3)	(97,586)	(91,430)	(33,828)
Net expenses	45,040	2,115,196	1,733,615
Net investment income (loss)	(20,629)	4,550,957	1,153,471
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	610,648	7,635,650	22,276,154
Net realized gain/(loss) on foreign currency related transactions	58	(138,454)	(23,818)
Net change in unrealized appreciation/(depreciation) on investments	(572,523)	74,008,103	21,194,259
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	–	185,984	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(2)	42,186	48,334
Net realized and unrealized gain/(loss)	38,181	81,733,469	43,494,929
Net Increase in Net Assets Resulting From Operations	$17,552	$86,284,426	$44,648,400

58	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$7,247,882	$72,362	$7,247,511
12,866	76,061	1,792

227,658	48,724	97,824
7,488,406	197,147	7,347,127

1,233,132	854,088	4,063,035
317,806	32,789	661,292
12,381	23,247	50,316
2,750	2,271	9,587
–	–	20,488
254	–	9,183
15,226	–	55,601
200	–	32,130
56,110	28,489	76,784
35,529	25,003	28,747
17,987	11,975	60,757
50,819	5,495	22,973
162,363	81,078	442,048
98,651	37,960	218,005
6,384	2,621	14,812
43,968	17,357	70,269
2,053,560	1,122,373	5,836,027
(50,820)	(7,786)	(22,992)
2,002,740	1,114,587	5,813,035
5,485,666	(917,440)	1,534,092

44,027,286	20,088,008	27,706,919

(50,662)	–	–

17,037,849	2,458,908	107,559,720

–	–	–

112,840	–	–
61,127,313	22,546,916	135,266,639

$66,612,979	$21,629,476	$136,800,731

See Notes to Financial Statements.	59

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$2,107,469	$942,044
Net realized gain/(loss)	22,887,965	33,887,340
Net change in unrealized appreciation/(depreciation)	59,498,539	17,809,629
Net increase (decrease) in net assets resulting from operations	84,493,973	52,639,013
Distributions to Shareholders:
Class A	(19,394,283)	(3,187,702)
Class C	(613,563)	(104,263)
Class F	(386,214)	(81,994)
Class F3	(2,915,063)	(558,404)
Class I	(5,757,143)	(1,176,137)
Class R2	(50,990)	(6,609)
Class R3	(871,634)	(123,862)
Class R4	(214,512)	(28,564)
Class R5	(21,464)	(3,711)
Class R6	(210,750)	(44,159)
Total distribution to shareholders	(30,435,616)	(5,315,405)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	30,058,872	40,058,938
Reinvestment of distributions	27,238,050	4,721,996
Cost of shares reacquired	(59,646,797)	(105,709,802)
Net increase (decrease) in net assets resulting from capital share transactions	(2,349,875)	(60,928,868)
Net increase (decrease) in net assets	51,708,482	(13,605,260)
NET ASSETS:
Beginning of period	$613,116,757	$626,722,017
End of period	$664,825,239	$613,116,757

60	See Notes to Financial Statements.

Focused Growth Fund		Focused Large Cap Value Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025

$(477,584)	$(743,740)	$445,172	$276,510
2,368,153	4,310,277	(723,624)	110,575
(10,348,716)	34,927,398	5,957,677	4,921,905

(8,458,147)	38,493,935	5,679,225	5,308,990

–	–	(81,003)	(244,257)
–	–	(8,446)	(27,214)
–	–	(2,971)	(3,812)
–	–	(99)	(281)
–	–	(428,223)	(345,713)
–	–	–	–
–	–	(523)	(2,676)
–	–	(47)	(180)
–	–	(72)	(203)
–	–	(20,280)	(51,587)
–	–	(541,664)	(675,923)

39,192,003	129,023,148	86,733,667	54,281,919
–	–	520,816	627,008
(48,051,855)	(52,078,513)	(27,224,526)	(8,288,752)

(8,859,852)	76,944,635	60,029,957	46,620,175
(17,317,999)	115,438,570	65,167,518	51,253,242

$180,018,172	$64,579,602	$83,138,145	$31,884,903
$162,700,173	$180,018,172	$148,305,663	$83,138,145

See Notes to Financial Statements.	61

Statements of Changes in Net Assets (continued)

	Focused Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income	$152,525	$220,889
Net realized gain/(loss)	2,097,244	3,933,230
Net change in unrealized appreciation/(depreciation)	12,139,607	(4,611,642)
Net increase (decrease) in net assets resulting from operations	14,389,376	(457,523)
Distributions to Shareholders:
Class A	(505,408)	(902,663)
Class C	(84,412)	(171,335)
Class F	(84,351)	(136,937)
Class F3	(553)	(853)
Class I	(3,046,966)	(5,039,462)
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	(678)	(1,037)
Class R6	(169,229)	(352,265)
Total distribution to shareholders	(3,891,597)	(6,604,552)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	2,195,730	3,538,348
Reinvestment of distributions	3,639,940	6,107,198
Cost of shares reacquired	(6,741,132)	(16,720,147)
Net increase (decrease) in net assets resulting from capital share transactions	(905,462)	(7,074,601)
Net increase (decrease) in net assets	9,592,317	(14,136,676)
NET ASSETS:
Beginning of period	$86,141,375	$100,278,051
End of period	$95,733,692	$86,141,375

62	See Notes to Financial Statements.

Fundamental Equity Fund		Global Equity Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025

$8,871,943	$14,514,792	$1,816,697	$2,260,365
154,265,984	163,411,261	(6,195,544)	(6,410,558)
30,188,599	81,850,360	30,399,639	40,288,501

193,326,526	259,776,413	26,020,792	36,138,308

(100,990,068)	(85,350,973)	(275,221)	(32,766)
(1,779,744)	(1,561,810)	(6,964)	–
(2,274,093)	(1,738,414)	(1,604)	(7,704)
(2,489,974)	(1,490,781)	(356,334)	(3,267)
(44,949,712)	(33,577,759)	(1,797,927)	(411,525)
(229,065)	(201,904)	–	–
(52,179)	(133,317)	–	–
(4,853,871)	(4,238,696)	(2,939)	(1,335)
(340,412)	(282,392)	(123)	(76)
(79,245)	(77,635)	(166)	(122)
(1,069,069)	(723,146)	(47,297)	(35,282)
(159,107,432)	(129,376,827)	(2,488,575)	(492,077)

115,334,180	207,541,580	111,031,267	347,534,305
154,239,167	125,201,279	2,466,001	467,028
(172,066,301)	(345,529,935)	(79,123,797)	(105,480,263)

97,507,046	(12,787,076)	34,373,471	242,521,070
131,726,140	117,612,510	57,905,688	278,167,301

$2,079,113,663	$1,961,501,153	$336,009,232	$57,841,931
$2,210,839,803	$2,079,113,663	$393,914,920	$336,009,232

See Notes to Financial Statements.	63

Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$(19,464,828)	$(35,081,649)
Net realized gain/(loss)	611,312,833	888,312,389
Net change in unrealized appreciation/(depreciation)	(960,960,813)	1,462,665,216
Net increase (decrease) in net assets resulting from operations	(369,112,808)	2,315,895,956
Distributions to Shareholders:
Class A	(54,497,215)	–
Class C	(12,937,047)	–
Class F	(6,984,188)	–
Class F3	(11,636,468)	–
Class I	(66,735,257)	–
Class P	–	–
Class R2	(52,692)	–
Class R3	(599,615)	–
Class R4	(315,512)	–
Class R5	(213,552)	–
Class R6	(2,891,313)	–
Total distribution to shareholders	(156,862,859)	–
Capital share transactions (See Note 13):
Net proceeds from sales of shares	516,409,129	1,318,764,417
Reinvestment of distributions	146,648,165	–
Cost of shares reacquired	(922,725,145)	(1,806,110,357)
Net increase (decrease) in net assets resulting from capital share transactions	(259,667,851)	(487,345,940)
Net increase (decrease) in net assets	(785,643,518)	1,828,550,016
NET ASSETS:
Beginning of period	$8,334,984,395	$6,506,434,379
End of period	$7,549,340,877	$8,334,984,395

64	See Notes to Financial Statements.

Health Care Fund		International Equity Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025

$(20,629)	$(38,239)	$4,550,957	$6,249,111
610,706	284,973	7,497,196	19,631,203
(572,525)	387,242	74,236,273	60,295,450

17,552	633,976	86,284,426	86,175,764

(7,007)	(13,824)	(9,368,030)	(6,121,012)
–	–	(94,124)	(38,413)
(343)	(839)	(375,668)	(179,949)
(153)	(200)	(3,213,622)	(887,082)
(160)	(238)	(11,613,346)	(5,933,310)
–	–	(727)	(480)
–	–	(14,460)	(8,310)
–	(196)	(319,805)	(218,383)
(24)	(41)	(135,840)	(90,407)
(57)	(73)	(14,089)	(7,976)
(8,729)	(13,574)	(2,174,565)	(190,397)
(16,473)	(28,985)	(27,324,276)	(13,675,719)

144,108	567,617	223,551,018	150,762,104
7,645	14,967	26,930,592	13,402,131
(486,221)	(1,300,683)	(88,358,378)	(71,263,614)

(334,468)	(718,099)	162,123,232	92,900,621
(333,389)	(113,108)	221,083,382	165,400,666

$8,451,945	$8,565,053	$500,838,825	$335,438,159
$8,118,556	$8,451,945	$721,922,207	$500,838,825

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income (loss)	$1,153,471	$5,665,260
Net realized gain/(loss)	22,252,336	17,095,424
Net change in unrealized appreciation/(depreciation)	21,242,593	27,203,750
Net increase in net assets resulting from operations	44,648,400	49,964,434
Distributions to Shareholders:
Class A	(1,530,479)	(1,626,078)
Class C	(15,064)	(31,694)
Class F	(41,731)	(50,811)
Class F3	(565,013)	(596,220)
Class I	(2,670,125)	(3,037,357)
Class P	(461)	(424)
Class R2	(15,914)	(23,031)
Class R3	(68,221)	(74,379)
Class R4	(44,545)	(49,304)
Class R5	(40,281)	(41,670)
Class R6	(317,400)	(338,365)
Total distribution to shareholders	(5,309,234)	(5,869,333)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	16,318,935	26,346,211
Reinvestment of distributions	5,186,160	5,703,198
Cost of shares reacquired	(31,311,725)	(69,652,059)
Net decrease in net assets resulting from capital share transactions	(9,806,630)	(37,602,650)
Net increase (decrease) in net assets	29,532,536	6,492,451
NET ASSETS:
Beginning of period	$317,906,486	$311,414,035
End of period	$347,439,022	$317,906,486

66	See Notes to Financial Statements.

International Value Fund		Micro Cap Growth Fund
For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025

$5,485,666	$13,950,218	$(917,440)	$(1,659,751)
43,976,624	55,620,941	20,088,008	21,324,771
17,150,689	32,176,738	2,458,908	19,428,196

66,612,979	101,747,897	21,629,476	39,093,216

(1,957,110)	(7,010,457)	–	–
(11,893)	(42,660)	–	–
(46,088)	(161,901)	–	–
(448,064)	(1,325,030)	–	–
(1,518,323)	(5,157,325)	(12,502)	–
–	–	–	–
(479)	(1,846)	–	–
(39,897)	(148,337)	–	–
(578)	(5,182)	–	–
(144)	(461)	–	–
(15,909)	(57,766)	–	–
(4,038,485)	(13,910,965)	(12,502)	–

23,680,723	40,658,132	3,700,864	11,635,651
3,997,878	13,725,855	9,605	–
(43,545,455)	(80,523,904)	(28,722,008)	(38,414,354)

(15,866,854)	(26,139,917)	(25,011,539)	(26,778,703)
46,707,640	61,697,015	(3,394,565)	12,314,513

$468,175,570	$406,478,555	$207,003,388	$194,688,875
$514,883,210	$468,175,570	$203,608,823	$207,003,388

See Notes to Financial Statements.	67

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income	$1,534,092	$4,051,577
Net realized gain/(loss)	27,706,919	64,089,270
Net change in unrealized appreciation/(depreciation)	107,559,720	(99,070,441)
Net increase (decrease) in net assets resulting from operations	136,800,731	(30,929,594)
Distributions to Shareholders:
Class A	(31,178,811)	(40,165,917)
Class C	(771,378)	(1,786,104)
Class F	(1,157,257)	(1,816,615)
Class F3	(9,889,957)	(11,928,386)
Class I	(15,696,481)	(23,910,114)
Class P	(535,464)	(723,745)
Class R2	(188,934)	(257,567)
Class R3	(1,347,046)	(1,995,262)
Class R4	(1,495,948)	(1,844,696)
Class R5	(80,929)	(84,583)
Class R6	(931,009)	(1,526,294)
Total distribution to shareholders	(63,273,214)	(86,039,283)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	30,104,521	69,927,740
Reinvestment of distributions	62,059,322	84,449,905
Cost of shares reacquired	(117,304,990)	(313,729,617)
Net decrease in net assets resulting from capital share transactions	(25,141,147)	(159,351,972)
Net increase (decrease) in net assets	48,386,370	(276,320,849)
NET ASSETS:
Beginning of period	$1,085,245,175	$1,361,566,024
End of period	$1,133,631,545	$1,085,245,175

68	See Notes to Financial Statements.

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Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2026(d)	$28.04	$0.09	$3.75	$3.84	$–	$(1.42)	$(1.42)
10/31/2025	25.90	0.03	2.32	2.35	(0.03)	(0.18)	(0.21)
10/31/2024	19.58	0.01	6.42	6.43	(0.02)	(0.09)	(0.11)
10/31/2023	21.82	0.06	(0.89)	(0.83)	(0.07)	(1.34)	(1.41)
10/31/2022	30.39	0.06	(7.10)	(7.04)	(0.41)	(1.12)	(1.53)
10/31/2021	22.60	(0.02)	9.90	9.88	(0.36)	(1.73)	(2.09)
Class C
4/30/2026(d)	20.46	(0.01)	2.68	2.67	–	(1.42)	(1.42)
10/31/2025	19.07	(0.12)	1.69	1.57	–	(0.18)	(0.18)
10/31/2024	14.53	(0.11)	4.74	4.63	–	(0.09)	(0.09)
10/31/2023	16.60	(0.04)	(0.69)	(0.73)	–	(1.34)	(1.34)
10/31/2022	23.47	(0.08)	(5.45)	(5.53)	(0.22)	(1.12)	(1.34)
10/31/2021	17.82	(0.17)	7.74	7.57	(0.19)	(1.73)	(1.92)
Class F
4/30/2026(d)	28.47	0.11	3.81	3.92	–	(1.42)	(1.42)
10/31/2025	26.30	0.07	2.35	2.42	(0.07)	(0.18)	(0.25)
10/31/2024	19.87	0.06	6.50	6.56	(0.04)	(0.09)	(0.13)
10/31/2023	22.09	0.16	(0.97)	(0.81)	(0.07)	(1.34)	(1.41)
10/31/2022	30.73	0.20	(7.27)	(7.07)	(0.45)	(1.12)	(1.57)
10/31/2021	22.82	0.03	10.01	10.04	(0.40)	(1.73)	(2.13)
Class F3
4/30/2026(d)	29.50	0.14	3.96	4.10	–	(1.42)	(1.42)
10/31/2025	27.22	0.11	2.44	2.55	(0.09)	(0.18)	(0.27)
10/31/2024	20.56	0.10	6.73	6.83	(0.08)	(0.09)	(0.17)
10/31/2023	22.83	0.13	(0.92)	(0.79)	(0.14)	(1.34)	(1.48)
10/31/2022	31.70	0.14	(7.40)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.47	0.07	10.32	10.39	(0.43)	(1.73)	(2.16)
Class I
4/30/2026(d)	29.27	0.13	3.93	4.06	–	(1.42)	(1.42)
10/31/2025	27.03	0.09	2.42	2.51	(0.09)	(0.18)	(0.27)
10/31/2024	20.43	0.07	6.70	6.77	(0.08)	(0.09)	(0.17)
10/31/2023	22.71	0.11	(0.92)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.56	0.04	(7.28)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.39	0.05	10.27	10.32	(0.42)	(1.73)	(2.15)
Class R2
4/30/2026(d)	26.29	0.03	3.51	3.54	–	(1.42)	(1.42)
10/31/2025	24.36	(0.07)	2.18	2.11	–	(0.18)	(0.18)
10/31/2024	18.47	(0.06)	6.04	5.98	–	(0.09)	(0.09)
10/31/2023	20.66	(0.02)	(0.83)	(0.85)	– (g)	(1.34)	(1.34)
10/31/2022	28.80	(0.02)	(6.73)	(6.75)	(0.27)	(1.12)	(1.39)
10/31/2021	21.52	(0.09)	9.40	9.31	(0.30)	(1.73)	(2.03)

70	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$30.46	14.28 (e)	0.43	(f)	0.53	(f)	0.62	(f)	$418,055	3	(e)
28.04	9.13	0.44		0.54		0.10		390,466	4
25.90	32.90	0.44		0.54		0.04		407,896	1
19.58	(3.99)	0.43		0.54		0.29		342,756	4
21.82	(24.25)	0.44		0.54		0.25		420,589	8
30.39	45.31	0.41		0.52		(0.06)		542,197	7

21.71	13.88 (e)	1.18	(f)	1.28	(f)	(0.11	)(f)	8,866	3	(e)
20.46	8.26	1.19		1.29		(0.61)		8,957	4
19.07	31.93	1.19		1.29		(0.62)		11,170	1
14.53	(4.70)	1.18		1.29		(0.25)		13,823	4
16.60	(24.81)	1.19		1.29		(0.40)		30,206	8
23.47	44.16	1.16		1.26		(0.77)		56,365	7

30.97	14.35 (e)	0.28	(f)	0.38	(f)	0.78	(f)	8,276	3	(e)
28.47	9.27	0.29		0.39		0.27		7,995	4
26.30	33.08	0.29		0.39		0.24		8,846	1
19.87	(3.85)	0.28		0.39		0.75		9,142	4
22.09	(24.10)	0.28		0.39		0.76		27,275	8
30.73	45.53	0.26		0.37		0.09		144,742	7

32.18	14.46 (e)	0.10	(f)	0.20	(f)	0.93	(f)	69,389	3	(e)
29.50	9.48	0.10		0.20		0.41		60,386	4
27.22	33.32	0.10		0.20		0.38		56,478	1
20.56	(3.65)	0.09		0.20		0.57		46,724	4
22.83	(23.98)	0.09		0.19		0.57		50,046	8
31.70	45.81	0.08		0.18		0.25		56,369	7

31.91	14.44 (e)	0.18	(f)	0.28	(f)	0.86	(f)	132,473	3	(e)
29.27	9.39	0.19		0.29		0.34		119,113	4
27.03	33.21	0.19		0.29		0.30		116,058	1
20.43	(3.74)	0.18		0.29		0.47		95,792	4
22.71	(24.04)	0.19		0.29		0.18		101,366	8
31.56	45.64	0.16		0.27		0.18		43,112	7

28.41	14.13 (e)	0.78	(f)	0.88	(f)	0.25	(f)	1,048	3	(e)
26.29	8.69	0.79		0.89		(0.27)		937	4
24.36	32.43	0.79		0.89		(0.28)		863	1
18.47	(4.32)	0.78		0.89		(0.09)		812	4
20.66	(24.50)	0.79		0.89		(0.09)		928	8
28.80	44.78	0.76		0.86		(0.34)		1,433	7

See Notes to Financial Statements.	71

Financial Highlights (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2026(d)	$26.62	$0.05	$3.55	$3.60	$–	$(1.42)	$(1.42)
10/31/2025	24.64	(0.04)	2.20	2.16	–	(0.18)	(0.18)
10/31/2024	18.66	(0.04)	6.11	6.07	–	(0.09)	(0.09)
10/31/2023	20.85	– (g)	(0.84)	(0.84)	(0.01)	(1.34)	(1.35)
10/31/2022	29.09	0.01	(6.80)	(6.79)	(0.33)	(1.12)	(1.45)
10/31/2021	21.70	(0.08)	9.50	9.42	(0.30)	(1.73)	(2.03)
Class R4
4/30/2026(d)	27.95	0.08	3.75	3.83	–	(1.42)	(1.42)
10/31/2025	25.82	0.02	2.31	2.33	(0.02)	(0.18)	(0.20)
10/31/2024	19.52	– (g)	6.40	6.40	(0.01)	(0.09)	(0.10)
10/31/2023	21.76	0.06	(0.88)	(0.82)	(0.08)	(1.34)	(1.42)
10/31/2022	30.30	0.05	(7.06)	(7.01)	(0.41)	(1.12)	(1.53)
10/31/2021	22.54	(0.01)	9.86	9.85	(0.36)	(1.73)	(2.09)
Class R5
4/30/2026(d)	29.28	0.12	3.94	4.06	–	(1.42)	(1.42)
10/31/2025	27.04	0.08	2.43	2.51	(0.09)	(0.18)	(0.27)
10/31/2024	20.44	0.08	6.69	6.77	(0.08)	(0.09)	(0.17)
10/31/2023	22.72	0.09	(0.90)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.57	0.13	(7.37)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.40	0.10	10.22	10.32	(0.42)	(1.73)	(2.15)
Class R6
4/30/2026(d)	29.51	0.14	3.96	4.10	–	(1.42)	(1.42)
10/31/2025	27.23	0.12	2.43	2.55	(0.09)	(0.18)	(0.27)
10/31/2024	20.56	0.09	6.75	6.84	(0.08)	(0.09)	(0.17)
10/31/2023	22.84	0.14	(0.94)	(0.80)	(0.14)	(1.34)	(1.48)
10/31/2022	31.71	0.16	(7.42)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.48	0.08	10.31	10.39	(0.43)	(1.73)	(2.16)

(a)	Does not include expenses of the affiliated funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.

72	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)					Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$28.80	14.14 (e)	0.68	(f)	0.78	(f)	0.37 (f)	$17,624	3	(e)
26.62	8.83	0.69		0.79		(0.14)	16,250	4
24.64	32.58	0.69		0.79		(0.18)	16,802	1
18.66	(4.24)	0.68		0.79		(0.02)	15,526	4
20.85	(24.41)	0.69		0.79		0.04	17,366	8
29.09	44.95	0.66		0.76		(0.30)	25,883	7

30.36	14.29 (e)	0.43	(f)	0.53	(f)	0.60 (f)	4,581	3	(e)
27.95	9.12	0.44		0.54		0.06	4,225	4
25.82	32.87	0.44		0.54		0.02	3,874	1
19.52	(3.98)	0.43		0.54		0.28	3,150	4
21.76	(24.23)	0.44		0.54		0.21	3,859	8
30.30	45.25	0.41		0.52		(0.04)	4,621	7

31.92	14.43 (e)	0.18	(f)	0.28	(f)	0.85 (f)	498	3	(e)
29.28	9.38	0.19		0.29		0.30	440	4
27.04	33.20	0.19		0.29		0.33	364	1
20.44	(3.74)	0.18		0.29		0.38	551	4
22.72	(24.04)	0.19		0.29		0.53	376	8
31.57	45.65	0.16		0.27		0.33	518	7

32.19	14.46 (e)	0.10	(f)	0.20	(f)	0.98 (f)	4,015	3	(e)
29.51	9.47	0.10		0.20		0.44	4,349	4
27.23	33.37	0.10		0.20		0.36	4,370	1
20.56	(3.69)	0.09		0.20		0.61	3,380	4
22.84	(23.97)	0.09		0.19		0.62	3,762	8
31.71	45.79	0.08		0.18		0.28	5,386	7

See Notes to Financial Statements.	73

Financial Highlights

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2026(c)	$44.44	$(0.15)	$(1.85)	$(2.00)	$–	$42.44
10/31/2025	31.88	(0.30)	12.86	12.56	–	44.44
10/31/2024	20.48	(0.21)	11.61	11.40	–	31.88
10/31/2023	19.74	(0.15)	0.89	0.74	–	20.48
10/31/2022	36.16	(0.17)	(11.38)	(11.55)	(4.87)	19.74
10/31/2021	26.90	(0.27)	11.39	11.12	(1.86)	36.16
Class C
4/30/2026(c)	42.08	(0.29)	(1.75)	(2.04)	–	40.04
10/31/2025	30.42	(0.56)	12.22	11.66	–	42.08
10/31/2024	19.68	(0.40)	11.14	10.74	–	30.42
10/31/2023	19.12	(0.29)	0.85	0.56	–	19.68
10/31/2022	35.41	(0.33)	(11.09)	(11.42)	(4.87)	19.12
10/31/2021	26.56	(0.50)	11.21	10.71	(1.86)	35.41
Class F
4/30/2026(c)	45.28	(0.11)	(1.88)	(1.99)	–	43.29
10/31/2025	32.40	(0.21)	13.09	12.88	–	45.28
10/31/2024	20.76	(0.14)	11.78	11.64	–	32.40
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
Class F3
4/30/2026(c)	45.59	(0.09)	(1.89)	(1.98)	–	43.61
10/31/2025	32.59	(0.16)	13.16	13.00	–	45.59
10/31/2024	20.85	(0.10)	11.84	11.74	–	32.59
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.10)	(11.52)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
Class I
4/30/2026(c)	45.30	(0.11)	(1.88)	(1.99)	–	43.31
10/31/2025	32.41	(0.21)	13.10	12.89	–	45.30
10/31/2024	20.77	(0.14)	11.78	11.64	–	32.41
10/31/2023	19.96	(0.09)	0.90	0.81	–	20.77
10/31/2022	36.44	(0.11)	(11.50)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
Class R3
4/30/2026(c)	43.66	(0.21)	(1.81)	(2.02)	–	41.64
10/31/2025	31.40	(0.39)	12.65	12.26	–	43.66
10/31/2024	20.22	(0.27)	11.45	11.18	–	31.40
10/31/2023	19.53	(0.21)	0.90	0.69	–	20.22
10/31/2022	35.92	(0.23)	(11.29)	(11.52)	(4.87)	19.53
10/31/2021	26.79	(0.35)	11.34	10.99	(1.86)	35.92

74	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(4.50	)(d)	1.05	(e)	1.23	(e)	(0.76	)(e)	$41,412	75	(d)
39.40		1.05		1.24		(0.80)		51,177	84
55.66		1.05		1.45		(0.75)		26,783	122
3.75		1.05		1.70		(0.71)		15,986	169
(36.92)		1.05		1.54		(0.71)		14,420	169
43.48		1.05		1.49		(0.87)		18,332	166

(4.85	)(d)	1.80	(e)	1.98	(e)	(1.52	)(e)	6,230	75	(d)
38.33		1.80		1.98		(1.54)		7,144	84
54.57		1.80		2.20		(1.50)		3,368	122
2.93		1.80		2.45		(1.46)		2,214	169
(37.40)		1.80		2.30		(1.46)		2,289	169
42.43		1.80		2.24		(1.62)		2,701	166

(4.39	)(d)	0.80	(e)	1.08	(e)	(0.52	)(e)	5,661	75	(d)
39.75		0.80		1.09		(0.55)		5,831	84
56.07		0.80		1.31		(0.50)		4,225	122
4.01		0.80		1.55		(0.43)		3,536	169
(36.79)		0.80		1.37		(0.47)		7,021	169
43.85		0.80		1.34		(0.63)		18,621	166

(4.34	)(d)	0.71	(e)	0.87	(e)	(0.42	)(e)	25	75	(d)
39.89		0.68		0.92		(0.42)		27	84
56.31		0.65		1.32		(0.39)		19	122
4.15		0.68		1.29		(0.34)		499	169
(36.74)		0.73		1.15		(0.40)		667	169
43.95		0.75		1.16		(0.57)		1,217	166

(4.39	)(d)	0.80	(e)	0.98	(e)	(0.52	)(e)	96,144	75	(d)
39.77		0.80		0.97		(0.54)		101,892	84
56.04		0.80		1.16		(0.49)		21,488	122
4.06		0.80		1.44		(0.47)		4,122	169
(36.79)		0.80		1.30		(0.47)		4,595	169
43.90		0.80		1.24		(0.62)		4,587	166

(4.60	)(d)	1.30	(e)	1.46	(e)	(1.03	)(e)	177	75	(d)
39.01		1.30		1.49		(1.05)		291	84
55.29		1.30		1.70		(1.00)		259	122
3.53		1.28		1.95		(1.01)		155	169
(37.11)		1.30		1.81		(0.97)		14	169
43.15		1.30		1.73		(1.11)		24	166

See Notes to Financial Statements.	75

Financial Highlights (concluded)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R4
4/30/2026(c)	$44.46	$(0.15)	$(1.85)	$(2.00)	$–	42.46
10/31/2025	31.90	(0.30)	12.86	12.56	–	44.46
10/31/2024	20.49	(0.21)	11.62	11.41	–	31.90
10/31/2023	19.75	(0.14)	0.88	0.74	–	20.49
10/31/2022	36.18	(0.17)	(11.39)	(11.56)	(4.87)	19.75
10/31/2021	26.91	(0.27)	11.40	11.13	(1.86)	36.18
Class R5
4/30/2026(c)	45.28	(0.11)	(1.87)	(1.98)	–	43.30
10/31/2025	32.41	(0.21)	13.08	12.87	–	45.28
10/31/2024	20.76	(0.14)	11.79	11.65	–	32.41
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.02	(0.20)	11.48	11.28	(1.86)	36.44
Class R6
4/30/2026(c)	45.59	(0.09)	(1.89)	(1.98)	–	43.61
10/31/2025	32.59	(0.17)	13.17	13.00	–	45.59
10/31/2024	20.85	(0.10)	11.84	11.74	–	32.59
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.09)	(11.53)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

76	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(4.50	)(d)	1.05	(e)	1.22	(e)	(0.77	)(e)	$28	75	(d)
39.37		1.05		1.25		(0.81)		30	84
55.69		1.05		1.45		(0.75)		21	122
3.75		1.05		1.70		(0.70)		14	169
(36.93)		1.05		1.54		(0.71)		13	169
43.50		1.05		1.48		(0.86)		24	166

(4.37	)(d)	0.80	(e)	0.98	(e)	(0.52	)(e)	64	75	(d)
39.75		0.80		0.99		(0.55)		60	84
56.07		0.80		1.20		(0.50)		31	122
4.01		0.80		1.44		(0.45)		14	169
(36.79)		0.80		1.31		(0.48)		13	169
43.90		0.80		1.25		(0.63)		24	166

(4.34	)(d)	0.71	(e)	0.88	(e)	(0.43	)(e)	12,959	75	(d)
39.89		0.68		0.92		(0.43)		13,567	84
56.31		0.65		1.11		(0.36)		8,385	122
4.15		0.68		1.30		(0.34)		4,481	169
(36.74)		0.73		1.16		(0.39)		4,740	169
43.95		0.75		1.16		(0.57)		6,788	166

See Notes to Financial Statements.	77

Financial Highlights

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
4/30/2026(c)	$15.02	$0.04	$1.19		$1.23	$(0.04)	$(0.30)	$–
10/31/2025	13.35	0.08	1.86		1.94	(0.09)	(0.18)	–
10/31/2024	9.58	0.09	3.68		3.77	–	–	–
10/31/2023	13.58	0.08	0.17	(f)	0.25	(1.42)	–	(2.83)
10/31/2022	19.04	0.16	(1.34)		(1.18)	(0.35)	(3.93)	–
10/31/2021	12.95	0.38	6.68		7.06	(0.16)	(0.81)	–
Class C
4/30/2026(c)	14.81	(0.01)	1.16		1.15	–	(0.30)	–
10/31/2025	13.17	(0.03)	1.85		1.82	–	(0.18)	–
10/31/2024	9.52	0.01	3.64		3.65	–	–	–
10/31/2023	13.49	0.02	0.15	(f)	0.17	(1.31)	–	(2.83)
10/31/2022	18.97	0.06	(1.35)		(1.29)	(0.26)	(3.93)	–
10/31/2021	12.87	0.25	6.66		6.91	–	(0.81)	–
Class F
4/30/2026(c)	15.41	0.06	1.21		1.27	(0.06)	(0.30)	–
10/31/2025	13.67	0.11	1.92		2.03	(0.11)	(0.18)	–
10/31/2024	9.78	0.13	3.76		3.89	–	–	–
10/31/2023	13.77	0.14	0.14	(f)	0.28	(1.44)	–	(2.83)
10/31/2022	19.22	0.20	(1.36)		(1.16)	(0.36)	(3.93)	–
10/31/2021	12.98	0.49	6.64		7.13	(0.08)	(0.81)	–
Class F3
4/30/2026(c)	15.16	0.07	1.19		1.26	(0.07)	(0.30)	–
10/31/2025	13.46	0.12	1.88		2.00	(0.12)	(0.18)	–
10/31/2024	9.63	0.12	3.71		3.83	–	–	–
10/31/2023	13.64	0.11	0.16	(f)	0.27	(1.45)	–	(2.83)
10/31/2022	19.10	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–
10/31/2021	12.98	0.37	6.75		7.12	(0.19)	(0.81)	–
Class I
4/30/2026(c)	15.71	0.07	1.22		1.29	(0.07)	(0.30)	–
10/31/2025	13.94	0.11	1.96		2.07	(0.12)	(0.18)	–
10/31/2024	9.98	0.12	3.84		3.96	–	–	–
10/31/2023	13.63	0.09	0.18	(f)	0.27	(1.09)	–	(2.83)
10/31/2022	19.10	0.22	(1.38)		(1.16)	(0.38)	(3.93)	–
10/31/2021	12.99	0.35	6.76		7.11	(0.19)	(0.81)	–
Class R3
4/30/2026(c)	14.95	0.02	1.18		1.20	– (g)	(0.30)	–
10/31/2025	13.28	0.05	1.85		1.90	(0.05)	(0.18)	–
10/31/2024	9.56	0.06	3.66		3.72	–	–	–
10/31/2023	13.56	0.05	0.18	(f)	0.23	(1.40)	–	(2.83)
10/31/2022	18.99	0.12	(1.33)		(1.21)	(0.29)	(3.93)	–
10/31/2021	12.92	0.29	6.71		7.00	(0.12)	(0.81)	–

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.34)	$15.91	6.37 (d)	0.96	(e)	1.15	(e)	0.58	(e)	$19,745	35	(d)
(0.27)	15.02	14.72	0.96		1.51		0.60		15,807	39
–	13.35	39.35	0.96		1.64		0.76		12,028	58
(4.25)	9.58	0.59	0.96		1.92		0.84		9,821	61
(4.28)	13.58	(8.69)	0.96		1.04		1.12		11,466	100
(0.97)	19.04	56.50	0.93		0.93		2.08		7,714	99

(0.30)	15.66	5.98 (d)	1.71	(e)	1.90	(e)	(0.17	)(e)	5,307	35	(d)
(0.18)	14.81	13.86	1.71		2.26		(0.19)		3,627	39
–	13.17	38.34	1.71		2.39		0.04		1,961	58
(4.14)	9.52	(0.21)	1.71		2.71		0.20		2,618	61
(4.19)	13.49	(9.37)	1.71		1.77		0.40		4,637	100
(0.81)	18.97	55.29	1.67		1.67		1.36		3,601	99

(0.36)	16.32	6.50 (d)	0.71	(e)	1.00	(e)	0.80	(e)	639	35	(d)
(0.29)	15.41	15.02	0.71		1.34		0.78		446	39
–	13.67	39.78	0.71		1.50		1.03		181	58
(4.27)	9.78	0.81	0.71		1.95		1.34		194	61
(4.29)	13.77	(8.48)	0.71		0.86		1.35		1,405	100
(0.89)	19.22	56.78	0.68		0.78		2.60		2,394	99

(0.37)	16.05	6.53 (d)	0.63	(e)	0.81	(e)	0.87	(e)	15	35	(d)
(0.30)	15.16	15.07	0.69		1.21		0.86		14	39
–	13.46	39.77	0.67		1.38		1.03		13	58
(4.28)	9.63	0.82	0.71		1.61		1.13		9	61
(4.31)	13.64	(8.48)	0.70		0.76		1.37		13	100
(1.00)	19.10	56.91	0.67		0.67		2.13		18	99

(0.37)	16.63	6.50 (d)	0.71	(e)	0.89	(e)	0.91	(e)	119,012	35	(d)
(0.30)	15.71	15.06	0.71		1.23		0.76		60,102	39
–	13.94	39.68	0.71		1.37		0.93		15,230	58
(3.92)	9.98	0.89	0.71		1.56		0.92		4,982	61
(4.31)	13.63	(8.55)	0.69		0.69		1.49		243	100
(1.00)	19.10	56.79	0.68		0.68		1.99		656,899	99

(0.30)	15.85	6.22 (d)	1.21	(e)	1.40	(e)	0.28	(e)	200	35	(d)
(0.23)	14.95	14.44	1.21		1.76		0.34		200	39
–	13.28	38.91	1.21		1.89		0.52		154	58
(4.23)	9.56	0.40	1.21		2.11		0.52		143	61
(4.22)	13.56	(8.88)	1.21		1.32		0.86		84	100
(0.93)	18.99	56.09	1.15		1.15		1.65		13	99

See Notes to Financial Statements.	79

Financial Highlights (concluded)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R4
4/30/2026(c)	$15.05	$0.04	$1.19		$1.23	$(0.04)	$(0.30)	$–
10/31/2025	13.37	0.08	1.87		1.95	(0.09)	(0.18)	–
10/31/2024	9.60	0.09	3.68		3.77	–	–	–
10/31/2023	13.59	0.09	0.17	(f)	0.26	(1.42)	–	(2.83)
10/31/2022	19.04	0.16	(1.35)		(1.19)	(0.33)	(3.93)	–
10/31/2021	12.95	0.33	6.73		7.06	(0.16)	(0.81)	–
Class R5
4/30/2026(c)	15.14	0.06	1.19		1.25	(0.07)	(0.30)	–
10/31/2025	13.45	0.12	1.87		1.99	(0.12)	(0.18)	–
10/31/2024	9.63	0.12	3.70		3.82	–	–	–
10/31/2023	13.63	0.12	0.16	(f)	0.28	(1.45)	–	(2.83)
10/31/2022	19.09	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–
10/31/2021	12.98	0.38	6.73		7.11	(0.19)	(0.81)	–
Class R6
4/30/2026(c)	15.18	0.07	1.18		1.25	(0.07)	(0.30)	–
10/31/2025	13.48	0.12	1.88		2.00	(0.12)	(0.18)	–
10/31/2024	9.64	0.12	3.72		3.84	–	–	–
10/31/2023	13.65	0.11	0.16	(f)	0.27	(1.45)	–	(2.83)
10/31/2022	19.11	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–
10/31/2021	12.99	0.39	6.73		7.12	(0.19)	(0.81)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Amount is less than $0.01.

80	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.34)	$15.94	6.33	(d)	0.96	(e)	1.10	(e)	0.58	(e)	$11	35	(d)
(0.27)	15.05	14.76		0.96		1.52		0.59		10	39
–	13.37	39.27		0.96		1.62		0.77		9	58
(4.25)	9.60	0.67		0.96		1.90		0.91		6	61
(4.26)	13.59	(8.73)		0.96		1.00		1.10		9	100
(0.97)	19.04	56.46		0.90		0.90		1.89		13	99

(0.37)	16.02	6.47	(d)	0.71	(e)	0.86	(e)	0.81	(e)	12	35	(d)
(0.30)	15.14	15.01		0.71		1.27		0.84		10	39
–	13.45	39.67		0.71		1.42		0.96		9	58
(4.28)	9.63	0.91		0.71		1.66		1.15		6	61
(4.31)	13.63	(8.49)		0.71		0.75		1.37		9	100
(1.00)	19.09	56.83		0.65		0.65		2.14		13	99

(0.37)	16.06	6.53	(d)	0.63	(e)	0.83	(e)	0.84	(e)	3,365	35	(d)
(0.30)	15.18	14.98		0.68		1.20		0.85		2,923	39
–	13.48	39.83		0.67		1.36		1.02		2,299	58
(4.28)	9.64	0.82		0.71		1.62		1.07		1,223	61
(4.31)	13.65	(8.48)		0.70		0.77		1.36		1,347	100
(1.00)	19.11	56.86		0.68		0.68		2.17		1,539	99

See Notes to Financial Statements.	81

Financial Highlights

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2026(c)	$25.91	$0.02	$4.24	$4.26	$–	$(1.25)	$(1.25)
10/31/2025	27.88	0.01	0.01	0.02	–	(1.99)	(1.99)
10/31/2024	21.93	– (f)	5.95	5.95	– (f)	–	– (f)
10/31/2023	23.97	0.07	(1.17)	(1.10)	(0.10)	(0.84)	(0.94)
10/31/2022	30.62	0.05	(3.54)	(3.49)	–	(3.16)	(3.16)
10/31/2021	18.77	0.01	12.00	12.01	(0.16)	–	(0.16)
Class C
4/30/2026(c)	27.06	(0.08)	4.43	4.35	–	(1.25)	(1.25)
10/31/2025	29.25	(0.19)	(0.01)	(0.20)	–	(1.99)	(1.99)
10/31/2024	23.17	(0.21)	6.29	6.08	–	–	–
10/31/2023	25.36	(0.11)	(1.24)	(1.35)	–	(0.84)	(0.84)
10/31/2022	32.44	(0.15)	(3.77)	(3.92)	–	(3.16)	(3.16)
10/31/2021	19.99	(0.30)	12.87	12.57	(0.12)	–	(0.12)
Class F
4/30/2026(c)	28.76	0.07	4.72	4.79	(0.01)	(1.25)	(1.26)
10/31/2025	30.68	0.08	(0.01)	0.07	–	(1.99)	(1.99)
10/31/2024	24.06	0.07	6.55	6.62	–	–	–
10/31/2023	26.17	0.18	(1.33)	(1.15)	(0.12)	(0.84)	(0.96)
10/31/2022	33.11	0.12	(3.86)	(3.74)	(0.04)	(3.16)	(3.20)
10/31/2021	20.30	0.01	13.04	13.05	(0.24)	–	(0.24)
Class F3
4/30/2026(c)	28.69	0.06	4.73	4.79	(0.04)	(1.25)	(1.29)
10/31/2025	30.60	0.10	(0.02)	0.08	–	(1.99)	(1.99)
10/31/2024	24.06	0.08	6.53	6.61	(0.07)	–	(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.15	0.14	(3.86)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.32	0.11	12.97	13.08	(0.25)	–	(0.25)
Class I
4/30/2026(c)	28.58	0.06	4.70	4.76	(0.04)	(1.25)	(1.29)
10/31/2025	30.50	0.08	(0.01)	0.07	–	(1.99)	(1.99)
10/31/2024	23.99	0.07	6.51	6.58	(0.07)	–	(0.07)
10/31/2023	26.14	0.14	(1.28)	(1.14)	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.12	(3.85)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.30	0.11	12.94	13.05	(0.25)	–	(0.25)
Class R5
4/30/2026(c)	28.59	0.06	4.70	4.76	(0.04)	(1.25)	(1.29)
10/31/2025	30.51	0.08	(0.01)	0.07	–	(1.99)	(1.99)
10/31/2024	24.00	0.09	6.49	6.58	(0.07)	–	(0.07)
10/31/2023	26.15	0.14	(1.28)	(1.14)	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.18	(3.90)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.29	0.10	12.96	13.06	(0.25)	–	(0.25)

82	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$28.92	17.09 (d)	1.28	(e)	1.35	(e)	0.14	(e)	$12,034	32	(d)
25.91	(0.70)	1.28		1.35		0.04		10,530	77
27.88	27.15	1.28		1.35		(0.02)		12,718	57
21.93	(4.90)	1.28		1.33		0.30		11,487	54
23.97	(12.99)	1.28		1.29		0.20		16,026	63
30.62	64.27	1.22		1.22		0.03		19,525	116

30.16	16.72 (d)	2.03	(e)	2.10	(e)	(0.60	)(e)	1,750	32	(d)
27.06	(1.46)	2.03		2.10		(0.70)		1,902	77
29.25	26.24	2.03		2.10		(0.77)		2,489	57
23.17	(5.64)	2.03		2.08		(0.45)		2,499	54
25.36	(13.61)	2.03		2.04		(0.56)		3,624	63
32.44	63.10	1.96		1.96		(0.95)		5,028	116

32.29	17.27 (d)	1.03	(e)	1.21	(e)	0.49	(e)	1,369	32	(d)
28.76	(0.46)	1.03		1.20		0.29		2,148	77
30.68	27.51	1.03		1.20		0.24		2,130	57
24.06	(4.68)	1.03		1.18		0.69		4,246	54
26.17	(12.77)	1.03		1.13		0.41		21,683	63
33.11	64.73	0.97		1.07		0.04		66,993	116

32.19	17.34 (d)	0.98	(e)	1.03	(e)	0.43	(e)	14	32	(d)
28.69	(0.43)	0.98		1.04		0.34		12	77
30.60	27.54	0.98		1.05		0.28		13	57
24.06	(4.60)	0.97		1.01		0.57		10	54
26.20	(12.70)	0.95		0.95		0.51		11	63
33.15	64.72	0.92		0.92		0.35		14	116

32.05	17.30 (d)	1.03	(e)	1.10	(e)	0.39	(e)	76,225	32	(d)
28.58	(0.47)	1.03		1.10		0.29		67,732	77
30.50	27.48	1.03		1.10		0.24		77,474	57
23.99	(4.66)	1.03		1.08		0.52		71,703	54
26.14	(12.76)	1.03		1.03		0.41		82,062	63
33.10	64.71	0.95		0.96		0.35		118,351	116

32.06	17.29 (d)	1.03	(e)	1.10	(e)	0.40	(e)	17	32	(d)
28.59	(0.47)	1.03		1.10		0.28		15	77
30.51	27.47	1.03		1.09		0.30		16	57
24.00	(4.66)	1.03		1.08		0.55		185	54
26.15	(12.73)	1.03		1.05		0.69		272	63
33.10	64.71	0.94		0.94		0.31		17	116

See Notes to Financial Statements.	83

Financial Highlights (concluded)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2026(c)	$28.69	$0.06	$4.73	$4.79	$(0.04)	$(1.25)	$(1.29)
10/31/2025	30.60	0.10	(0.02)	0.08	–	(1.99)	(1.99)
10/31/2024	24.06	0.09	6.52	6.61	(0.07)	–	(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.16	0.14	(3.87)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.33	0.07	13.01	13.08	(0.25)	–	(0.25)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

84	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$32.19	17.33 (d)	0.99	(e)	1.07	(e)	0.43	(e)	$4,325	32	(d)
28.69	(0.43)	0.99		1.06		0.33		3,803	77
30.60	27.54	0.98		1.05		0.31		5,437	57
24.06	(4.60)	0.97		1.03		0.56		9,998	54
26.20	(12.73)	0.98		0.98		0.50		10,472	63
33.16	64.69	0.94		0.95		0.22		11,274	116

See Notes to Financial Statements.	85

Financial Highlights

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2026(c)	$16.99	$0.06	$1.46	$1.52	$(0.09)	$(1.21)	$(1.30)
10/31/2025	15.94	0.11	1.99	2.10	(0.13)	(0.92)	(1.05)
10/31/2024	11.92	0.12	4.01	4.13	(0.11)	–	(0.11)
10/31/2023	12.44	0.12	0.01	0.13	(0.14)	(0.51)	(0.65)
10/31/2022	15.04	0.15	(1.03)	(0.88)	(0.14)	(1.58)	(1.72)
10/31/2021	10.56	0.14	4.55	4.69	(0.21)	–	(0.21)
Class C
4/30/2026(c)	14.27	–	1.21	1.21	–	(1.21)	(1.21)
10/31/2025	13.54	(0.01)	1.69	1.68	(0.03)	(0.92)	(0.95)
10/31/2024	10.13	0.01	3.42	3.43	(0.02)	–	(0.02)
10/31/2023	10.66	0.03	0.01	0.04	(0.06)	(0.51)	(0.57)
10/31/2022	13.10	0.05	(0.88)	(0.83)	(0.03)	(1.58)	(1.61)
10/31/2021	9.19	0.04	3.96	4.00	(0.09)	–	(0.09)
Class F
4/30/2026(c)	16.74	0.07	1.44	1.51	(0.12)	(1.21)	(1.33)
10/31/2025	15.72	0.13	1.97	2.10	(0.16)	(0.92)	(1.08)
10/31/2024	11.75	0.14	3.95	4.09	(0.12)	–	(0.12)
10/31/2023	12.26	0.14	0.02	0.16	(0.16)	(0.51)	(0.67)
10/31/2022	14.85	0.17	(1.02)	(0.85)	(0.16)	(1.58)	(1.74)
10/31/2021	10.44	0.16	4.48	4.64	(0.23)	–	(0.23)
Class F3
4/30/2026(c)	17.36	0.09	1.48	1.57	(0.13)	(1.21)	(1.34)
10/31/2025	16.25	0.15	2.05	2.20	(0.17)	(0.92)	(1.09)
10/31/2024	12.14	0.17	4.08	4.25	(0.14)	–	(0.14)
10/31/2023	12.65	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.26	0.20	(1.05)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.71	0.19	4.60	4.79	(0.24)	–	(0.24)
Class I
4/30/2026(c)	17.17	0.09	1.46	1.55	(0.13)	(1.21)	(1.34)
10/31/2025	16.09	0.15	2.02	2.17	(0.17)	(0.92)	(1.09)
10/31/2024	12.03	0.16	4.04	4.20	(0.14)	–	(0.14)
10/31/2023	12.55	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.16	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.65	0.18	4.57	4.75	(0.24)	–	(0.24)
Class P
4/30/2026(c)	16.51	0.05	1.39	1.44	(0.05)	(1.21)	(1.26)
10/31/2025	15.51	0.07	1.95	2.02	(0.10)	(0.92)	(1.02)
10/31/2024	11.59	0.09	3.91	4.00	(0.08)	–	(0.08)
10/31/2023	12.12	0.09	0.01	0.10	(0.12)	(0.51)	(0.63)
10/31/2022	14.69	0.12	(1.00)	(0.88)	(0.11)	(1.58)	(1.69)
10/31/2021	10.33	0.11	4.44	4.55	(0.19)	–	(0.19)
Class R2
4/30/2026(c)	16.44	0.03	1.41	1.44	(0.01)	(1.21)	(1.22)
10/31/2025	15.46	0.07	1.91	1.98	(0.08)	(0.92)	(1.00)
10/31/2024	11.56	0.07	3.90	3.97	(0.07)	–	(0.07)
10/31/2023	12.08	0.07	0.02	0.09	(0.10)	(0.51)	(0.61)
10/31/2022	14.64	0.10	(0.99)	(0.89)	(0.09)	(1.58)	(1.67)
10/31/2021	10.30	0.09	4.43	4.52	(0.18)	–	(0.18)

86	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.21	9.45	(d)	0.93	(e)	0.93	(e)	0.77	(e)	$1,379,807	22	(d)
16.99	13.69		0.93		0.93		0.68		1,334,235	42
15.94	34.90		0.95		0.95		0.82		1,295,860	39
11.92	0.92		0.94		0.94		0.98		1,068,294	26
12.44	(6.81)		0.96		0.96		1.19		1,186,259	50
15.04	44.87		0.96		0.96		1.06		1,382,625	73

14.27	9.01	(d)	1.68	(e)	1.68	(e)	0.02	(e)	20,991	22	(d)
14.27	12.87		1.68		1.68		(0.06)		21,360	42
13.54	33.86		1.70		1.70		0.08		22,735	39
10.13	0.15		1.69		1.69		0.26		23,316	26
10.66	(7.50)		1.71		1.71		0.43		38,197	50
13.10	43.75		1.71		1.71		0.32		55,600	73

16.92	9.53	(d)	0.78	(e)	0.78	(e)	0.92	(e)	31,281	22	(d)
16.74	13.86		0.78		0.78		0.83		28,458	42
15.72	35.14		0.80		0.80		0.98		25,434	39
11.75	1.14		0.79		0.79		1.19		24,745	26
12.26	(6.75)		0.81		0.81		1.32		69,775	50
14.85	45.02		0.81		0.81		1.21		146,249	73

17.59	9.57	(d)	0.62	(e)	0.62	(e)	1.07	(e)	35,575	22	(d)
17.36	14.08		0.63		0.63		0.96		32,492	42
16.25	35.37		0.63		0.63		1.14		22,135	39
12.14	1.26		0.63		0.63		1.28		17,642	26
12.65	(6.58)		0.63		0.63		1.53		18,159	50
15.26	45.36		0.63		0.63		1.39		19,916	73

17.38	9.56	(d)	0.68	(e)	0.68	(e)	1.02	(e)	655,221	22	(d)
17.17	14.03		0.68		0.68		0.92		575,340	42
16.09	35.26		0.70		0.70		1.07		509,041	39
12.03	1.18		0.69		0.69		1.22		545,537	26
12.55	(6.65)		0.71		0.71		1.48		561,349	50
15.16	45.21		0.71		0.71		1.32		281,392	73

16.69	9.32	(d)	1.13	(e)	1.13	(e)	0.57	(e)	3,105	22	(d)
16.51	13.45		1.13		1.13		0.48		3,110	42
15.51	34.74		1.15		1.15		0.63		3,045	39
11.59	0.65		1.14		1.14		0.80		3,237	26
12.12	(7.03)		1.16		1.16		0.99		4,074	50
14.69	44.55		1.16		1.16		0.84		4,881	73

16.66	9.29	(d)	1.28	(e)	1.28	(e)	0.42	(e)	658	22	(d)
16.44	13.24		1.29		1.29		0.44		859	42
15.46	34.47		1.30		1.30		0.47		2,044	39
11.56	0.59		1.29		1.29		0.62		1,964	26
12.08	(7.17)		1.31		1.31		0.82		2,114	50
14.64	44.28		1.31		1.31		0.72		3,271	73

See Notes to Financial Statements.	87

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2026(c)	$16.53	$0.04	$1.41	$1.45	$(0.05)	$(1.21)	$(1.26)
10/31/2025	15.53	0.07	1.94	2.01	(0.09)	(0.92)	(1.01)
10/31/2024	11.61	0.08	3.92	4.00	(0.08)	–	(0.08)
10/31/2023	12.13	0.09	0.01	0.10	(0.11)	(0.51)	(0.62)
10/31/2022	14.70	0.12	(1.01)	(0.89)	(0.10)	(1.58)	(1.68)
10/31/2021	10.33	0.11	4.44	4.55	(0.18)	–	(0.18)
Class R4
4/30/2026(c)	16.88	0.06	1.44	1.50	(0.09)	(1.21)	(1.30)
10/31/2025	15.84	0.11	1.99	2.10	(0.14)	(0.92)	(1.06)
10/31/2024	11.84	0.12	3.99	4.11	(0.11)	–	(0.11)
10/31/2023	12.37	0.12	0.01	0.13	(0.15)	(0.51)	(0.66)
10/31/2022	14.96	0.15	(1.02)	(0.87)	(0.14)	(1.58)	(1.72)
10/31/2021	10.50	0.14	4.52	4.66	(0.20)	–	(0.20)
Class R5
4/30/2026(c)	17.19	0.09	1.46	1.55	(0.13)	(1.21)	(1.34)
10/31/2025	16.11	0.15	2.02	2.17	(0.17)	(0.92)	(1.09)
10/31/2024	12.04	0.15	4.06	4.21	(0.14)	–	(0.14)
10/31/2023	12.56	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.17	0.18	(1.03)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.66	0.18	4.57	4.75	(0.24)	–	(0.24)
Class R6
4/30/2026(c)	17.38	0.09	1.48	1.57	(0.13)	(1.21)	(1.34)
10/31/2025	16.27	0.16	2.04	2.20	(0.17)	(0.92)	(1.09)
10/31/2024	12.15	0.17	4.09	4.26	(0.14)	–	(0.14)
10/31/2023	12.66	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.27	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.72	0.19	4.60	4.79	(0.24)	–	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

88	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.72	9.25	(d)	1.18	(e)	1.18	(e)	0.52	(e)	$66,242	22	(d)
16.53	13.45		1.18		1.18		0.43		64,196	42
15.53	34.63		1.20		1.20		0.57		65,416	39
11.61	0.66		1.19		1.19		0.73		57,037	26
12.13	(7.10)		1.21		1.21		0.93		63,110	50
14.70	44.54		1.21		1.21		0.81		86,249	73

17.08	9.39	(d)	0.94	(e)	0.94	(e)	0.72	(e)	2,438	22	(d)
16.88	13.76		0.93		0.93		0.67		4,414	42
15.84	34.96		0.96		0.96		0.81		4,276	39
11.84	0.86		0.94		0.94		0.99		2,523	26
12.37	(6.80)		0.96		0.96		1.20		2,969	50
14.96	44.80		0.96		0.96		1.04		2,988	73

17.40	9.55	(d)	0.68	(e)	0.68	(e)	1.02	(e)	750	22	(d)
17.19	14.01		0.68		0.68		0.94		1,016	42
16.11	35.31		0.70		0.70		1.06		1,137	39
12.04	1.17		0.69		0.69		1.22		781	26
12.56	(6.64)		0.71		0.71		1.42		776	50
15.17	45.17		0.71		0.71		1.31		986	73

17.61	9.62	(d)	0.62	(e)	0.62	(e)	1.08	(e)	14,772	22	(d)
17.38	14.00		0.63		0.63		0.97		13,633	42
16.27	35.42		0.63		0.63		1.14		10,378	39
12.15	1.26		0.63		0.63		1.29		7,577	26
12.66	(6.57)		0.63		0.63		1.44		8,039	50
15.27	45.31		0.63		0.63		1.39		16,209	73

See Notes to Financial Statements.	89

Financial Highlights

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2026(c)	$20.08	$0.08		$1.31	$1.39	$(0.12)	$–	$(0.12)
10/31/2025	16.57	0.19		3.39	3.58	(0.07)	–	(0.07)
10/31/2024	12.42	0.15		4.12	4.27	(0.12)	–	(0.12)
10/31/2023	11.37	0.13		1.00	1.13	(0.08)	–	(0.08)
10/31/2022	16.61	0.10		(3.04)	(2.94)	(0.12)	(2.18)	(2.30)
10/31/2021	12.59	0.14		4.57	4.71	(0.18)	(0.51)	(0.69)
Class C
4/30/2026(c)	19.70	0.01		1.28	1.29	(0.05)	–	(0.05)
10/31/2025	16.32	0.03		3.35	3.38	–	–	–
10/31/2024	12.24	0.04		4.07	4.11	(0.03)	–	(0.03)
10/31/2023	11.22	0.04		0.98	1.02	–	–	–
10/31/2022	16.41	–	(f)	(3.00)	(3.00)	(0.01)	(2.18)	(2.19)
10/31/2021	12.46	0.02		4.53	4.55	(0.09)	(0.51)	(0.60)
Class F
4/30/2026(c)	20.13	0.11		1.30	1.41	(0.08)	–	(0.08)
10/31/2025	16.62	0.42		3.18	3.60	(0.09)	–	(0.09)
10/31/2024	12.45	0.18		4.12	4.30	(0.13)	–	(0.13)
10/31/2023	11.39	0.16		0.99	1.15	(0.09)	–	(0.09)
10/31/2022	16.65	0.11		(3.05)	(2.94)	(0.14)	(2.18)	(2.32)
10/31/2021	12.62	0.16		4.59	4.75	(0.21)	(0.51)	(0.72)
Class F3
4/30/2026(c)	20.22	0.12		1.31	1.43	(0.14)	–	(0.14)
10/31/2025	16.66	0.28		3.39	3.67	(0.11)	–	(0.11)
10/31/2024	12.47	0.21		4.14	4.35	(0.16)	–	(0.16)
10/31/2023	11.41	0.18		1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.68	0.13		(3.06)	(2.93)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19		4.60	4.79	(0.23)	(0.51)	(0.74)
Class I
4/30/2026(c)	20.14	0.10		1.31	1.41	(0.14)	–	(0.14)
10/31/2025	16.62	0.23		3.40	3.63	(0.11)	–	(0.11)
10/31/2024	12.45	0.17		4.15	4.32	(0.15)	–	(0.15)
10/31/2023	11.40	0.16		1.00	1.16	(0.11)	–	(0.11)
10/31/2022	16.66	0.12		(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18		4.59	4.77	(0.22)	(0.51)	(0.73)
Class R3
4/30/2026(c)	19.90	0.05		1.30	1.35	(0.06)	–	(0.06)
10/31/2025	16.43	0.16		3.34	3.50	(0.03)	–	(0.03)
10/31/2024	12.31	0.11		4.10	4.21	(0.09)	–	(0.09)
10/31/2023	11.26	0.10		0.99	1.09	(0.04)	–	(0.04)
10/31/2022	16.47	0.08		(3.02)	(2.94)	(0.09)	(2.18)	(2.27)
10/31/2021	12.51	0.11		4.52	4.63	(0.16)	(0.51)	(0.67)

90	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.35	6.96	(d)	0.90	(e)	0.97	(e)	0.79	(e)	$52,435	25	(d)
20.08	21.60		0.90		1.04		1.03		40,596	61
16.57	34.62		0.90		1.72		0.98		7,468	41
12.42	9.98		0.90		2.55		1.08		5,163	55
11.37	(20.30)		0.90		3.43		0.79		4,236	70
16.61	38.37		0.90		3.53		0.88		5,016	87

20.94	6.57	(d)	1.65	(e)	1.71	(e)	0.12	(e)	4,110	25	(d)
19.70	20.71		1.63		1.78		0.17		2,603	61
16.32	33.62		1.65		2.45		0.26		543	41
12.24	9.09		1.65		3.33		0.35		345	55
11.22	(20.87)		1.65		4.05		(0.03)		392	70
16.41	37.27		1.65		4.29		0.14		826	87

21.46	7.05	(d)	0.75	(e)	0.82	(e)	1.05	(e)	783	25	(d)
20.13	21.69		0.75		0.92		2.42		388	61
16.62	34.83		0.75		1.59		1.13		1,358	41
12.45	10.16		0.75		2.42		1.25		1,099	55
11.39	(20.26)		0.75		3.21		0.86		1,277	70
16.65	38.59		0.75		3.40		1.07		2,146	87

21.51	7.15	(d)	0.56	(e)	0.62	(e)	1.16	(e)	60,170	25	(d)
20.22	22.14		0.51		0.69		1.47		45,822	61
16.66	35.07		0.53		1.36		1.35		18	41
12.47	10.38		0.57		2.04		1.42		14	55
11.41	(20.15)		0.59		2.99		0.99		13	70
16.68	38.90		0.61		3.20		1.20		18	87

21.41	7.13	(d)	0.65	(e)	0.71	(e)	1.02	(e)	266,785	25	(d)
20.14	21.87		0.65		0.79		1.27		240,122	61
16.62	35.00		0.65		1.25		1.07		42,139	41
12.45	10.26		0.65		2.29		1.32		3,245	55
11.40	(20.17)		0.65		3.12		0.93		1,085	70
16.66	38.78		0.65		3.30		1.16		1,837	87

21.19	6.85	(d)	1.15	(e)	1.21	(e)	0.53	(e)	1,055	25	(d)
19.90	21.31		1.15		1.31		0.90		883	61
16.43	34.28		1.15		1.98		0.72		824	41
12.31	9.67		1.15		2.80		0.83		598	55
11.26	(20.47)		1.15		3.67		0.59		506	70
16.47	37.85		1.15		3.78		0.70		470	87

See Notes to Financial Statements.	91

Financial Highlights (concluded)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2026(c)	$20.24	$0.08	$1.31	$1.39	$(0.10)	$–	$(0.10)
10/31/2025	16.70	0.20	3.41	3.61	(0.07)	–	(0.07)
10/31/2024	12.41	0.15	4.14	4.29	–	–	–
10/31/2023	11.37	0.15	0.98	1.13	(0.09)	–	(0.09)
10/31/2022	16.62	0.14	(3.09)	(2.95)	(0.12)	(2.18)	(2.30)
10/31/2021	12.60	0.14	4.58	4.72	(0.19)	(0.51)	(0.70)
Class R5
4/30/2026(c)	20.16	0.12	1.30	1.42	(0.14)	–	(0.14)
10/31/2025	16.63	0.24	3.40	3.64	(0.11)	–	(0.11)
10/31/2024	12.46	0.19	4.13	4.32	(0.15)	–	(0.15)
10/31/2023	11.40	0.17	1.00	1.17	(0.11)	–	(0.11)
10/31/2022	16.66	0.12	(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18	4.59	4.77	(0.22)	(0.51)	(0.73)
Class R6
4/30/2026(c)	20.23	0.12	1.30	1.42	(0.14)	–	(0.14)
10/31/2025	16.66	0.26	3.42	3.68	(0.11)	–	(0.11)
10/31/2024	12.47	0.21	4.13	4.34	(0.15)	–	(0.15)
10/31/2023	11.41	0.18	1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.67	0.14	(3.06)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19	4.59	4.78	(0.23)	(0.51)	(0.74)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.53	6.91	(d)	0.90	(e)	0.95	(e)	0.80	(e)	$27	25	(d)
20.24	21.67		0.90		1.05		1.11		24	61
16.70	34.57		0.90		1.72		0.98		19	41
12.41	9.97		0.90		2.62		1.26		14	55
11.37	(20.37)		0.90		3.88		1.17		514	70
16.62	38.39		0.90		3.54		0.92		19	87

21.44	7.07	(d)	0.65	(e)	0.73	(e)	1.16	(e)	25	25	(d)
20.16	21.92		0.65		0.80		1.36		23	61
16.63	34.95		0.65		1.48		1.23		19	41
12.46	10.31		0.65		2.30		1.35		14	55
11.40	(20.17)		0.65		3.14		0.93		13	70
16.66	38.78		0.65		3.29		1.16		19	87

21.51	7.20	(d)	0.56	(e)	0.62	(e)	1.18	(e)	8,525	25	(d)
20.23	22.06		0.52		0.73		1.48		5,548	61
16.66	35.15		0.53		1.35		1.34		5,454	41
12.47	10.38		0.57		1.99		1.39		3,414	55
11.41	(20.10)		0.59		3.02		1.06		919	70
16.67	38.82		0.61		3.21		1.21		1,215	87

See Notes to Financial Statements.	93

Financial Highlights

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:	Net asset value, end of period
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain
Class A
4/30/2026(c)	$58.56	$(0.16)	$(2.34)	$(2.50)	$(1.13)	$54.93
10/31/2025	42.72	(0.29)	16.13	15.84	–	58.56
10/31/2024	27.67	(0.19)	15.24	15.05	–	42.72
10/31/2023	26.45	(0.15)	1.37	1.22	–	27.67
10/31/2022	52.70	(0.16)	(16.09)	(16.25)	(10.00)	26.45
10/31/2021	42.25	(0.28)	15.10	14.82	(4.37)	52.70
Class C
4/30/2026(c)	49.53	(0.30)	(2.00)	(2.30)	(1.13)	46.10
10/31/2025	36.41	(0.55)	13.67	13.12	–	49.53
10/31/2024	23.76	(0.40)	13.05	12.65	–	36.41
10/31/2023	22.88	(0.31)	1.19	0.88	–	23.76
10/31/2022	47.22	(0.36)	(13.98)	(14.34)	(10.00)	22.88
10/31/2021	38.53	(0.57)	13.63	13.06	(4.37)	47.22
Class F
4/30/2026(c)	61.16	(0.10)	(2.44)	(2.54)	(1.13)	57.49
10/31/2025	44.51	(0.17)	16.82	16.65	–	61.16
10/31/2024	28.76	(0.10)	15.85	15.75	–	44.51
10/31/2023	27.42	(0.07)	1.41	1.34	–	28.76
10/31/2022	54.15	(0.08)	(16.65)	(16.73)	(10.00)	27.42
10/31/2021	43.20	(0.17)	15.49	15.32	(4.37)	54.15
Class F3
4/30/2026(c)	62.34	(0.09)	(2.48)	(2.57)	(1.13)	58.64
10/31/2025	45.34	(0.14)	17.14	17.00	–	62.34
10/31/2024	29.27	(0.07)	16.14	16.07	–	45.34
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
Class I
4/30/2026(c)	61.72	(0.10)	(2.47)	(2.57)	(1.13)	58.02
10/31/2025	44.91	(0.17)	16.98	16.81	–	61.72
10/31/2024	29.02	(0.10)	15.99	15.89	–	44.91
10/31/2023	27.67	(0.09)	1.44	1.35	–	29.02
10/31/2022	54.56	(0.08)	(16.81)	(16.89)	(10.00)	27.67
10/31/2021	43.49	(0.17)	15.61	15.44	(4.37)	54.56
Class R2
4/30/2026(c)	55.87	(0.24)	(2.24)	(2.48)	(1.13)	52.26
10/31/2025	40.90	(0.44)	15.41	14.97	–	55.87
10/31/2024	26.59	(0.31)	14.62	14.31	–	40.90
10/31/2023	25.50	(0.23)	1.32	1.09	–	26.59
10/31/2022	51.32	(0.26)	(15.56)	(15.82)	(10.00)	25.50
10/31/2021	41.38	(0.44)	14.75	14.31	(4.37)	51.32
Class R3
4/30/2026(c)	56.05	(0.22)	(2.25)	(2.47)	(1.13)	52.45
10/31/2025	40.99	(0.39)	15.45	15.06	–	56.05
10/31/2024	26.62	(0.27)	14.64	14.37	–	40.99
10/31/2023	25.51	(0.22)	1.33	1.11	–	26.62
10/31/2022	51.28	(0.23)	(15.54)	(15.77)	(10.00)	25.51
10/31/2021	41.31	(0.39)	14.73	14.34	(4.37)	51.28

94	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(4.25	)(d)	0.90	(e)	0.90	(e)	(0.63	)(e)	$2,616,459	50	(d)
37.08		0.89		0.89		(0.58)		2,838,614	72
54.39		0.90		0.90		(0.51)		2,178,145	94
4.61		0.91		0.91		(0.55)		1,491,196	120
(38.05)		0.91		0.91		(0.49)		1,569,330	146
37.77		0.89		0.89		(0.61)		2,713,887	140

(4.61	)(d)	1.65	(e)	1.65	(e)	(1.38	)(e)	495,578	50	(d)
36.01		1.64		1.64		(1.34)		574,351	72
53.24		1.65		1.65		(1.26)		493,628	94
3.85		1.66		1.66		(1.29)		425,713	120
(38.52)		1.66		1.66		(1.24)		543,043	146
36.75		1.64		1.64		(1.36)		1,142,002	140

(4.13	)(d)	0.64	(e)	0.74	(e)	(0.38	)(e)	321,086	50	(d)
37.41		0.64		0.74		(0.33)		382,875	72
54.76		0.65		0.75		(0.26)		261,387	94
4.89		0.66		0.76		(0.25)		244,364	120
(37.89)		0.66		0.76		(0.23)		775,269	146
38.13		0.64		0.74		(0.36)		4,331,228	140

(4.10	)(d)	0.57	(e)	0.57	(e)	(0.31	)(e)	593,335	50	(d)
37.52		0.58		0.58		(0.27)		641,388	72
54.87		0.58		0.58		(0.19)		464,143	94
4.95		0.59		0.59		(0.23)		382,432	120
(37.85)		0.59		0.59		(0.17)		430,492	146
38.23		0.58		0.58		(0.30)		697,858	140

(4.13	)(d)	0.64	(e)	0.64	(e)	(0.38	)(e)	3,321,961	50	(d)
37.41		0.64		0.64		(0.33)		3,672,859	72
54.76		0.65		0.65		(0.26)		2,918,040	94
4.88		0.66		0.66		(0.30)		2,124,007	120
(37.89)		0.66		0.66		(0.25)		2,087,818	146
38.13		0.64		0.64		(0.36)		1,282,161	140

(4.42	)(d)	1.25	(e)	1.25	(e)	(0.98	)(e)	2,550	50	(d)
36.60		1.24		1.24		(0.93)		2,634	72
53.82		1.25		1.25		(0.86)		2,021	94
4.27		1.26		1.26		(0.89)		1,452	120
(38.28)		1.26		1.26		(0.84)		2,155	146
37.32		1.24		1.24		(0.96)		3,275	140

(4.39	)(d)	1.15	(e)	1.15	(e)	(0.88	)(e)	28,929	50	(d)
36.74		1.14		1.14		(0.83)		29,965	72
53.98		1.15		1.15		(0.76)		21,895	94
4.35		1.16		1.16		(0.81)		15,019	120
(38.20)		1.16		1.16		(0.74)		13,621	146
37.44		1.14		1.14		(0.86)		21,928	140

See Notes to Financial Statements.	95

Financial Highlights (concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:	Net asset value, end of period
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain
Class R4
4/30/2026(c)	$58.59	$(0.17)	$(2.34)	$(2.51)	$(1.13)	$54.95
10/31/2025	42.74	(0.29)	16.14	15.85	–	58.59
10/31/2024	27.69	(0.19)	15.24	15.05	–	42.74
10/31/2023	26.46	(0.15)	1.38	1.23	–	27.69
10/31/2022	52.72	(0.16)	(16.10)	(16.26)	(10.00)	26.46
10/31/2021	42.26	(0.28)	15.11	14.83	(4.37)	52.72
Class R5
4/30/2026(c)	61.75	(0.11)	(2.46)	(2.57)	(1.13)	58.05
10/31/2025	44.94	(0.17)	16.98	16.81	–	61.75
10/31/2024	29.04	(0.10)	16.00	15.90	–	44.94
10/31/2023	27.68	(0.09)	1.45	1.36	–	29.04
10/31/2022	54.58	(0.08)	(16.82)	(16.90)	(10.00)	27.68
10/31/2021	43.51	(0.17)	15.61	15.44	(4.37)	54.58
Class R6
4/30/2026(c)	62.34	(0.09)	(2.49)	(2.58)	(1.13)	58.63
10/31/2025	45.33	(0.14)	17.15	17.01	–	62.34
10/31/2024	29.27	(0.08)	16.14	16.06	–	45.33
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

96	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(4.25	)(d)	0.90	(e)	0.90	(e)	(0.63	)(e)	$13,674	50	(d)
37.06		0.89		0.89		(0.59)		16,747	72
54.35		0.90		0.90		(0.51)		14,316	94
4.65		0.91		0.91		(0.54)		9,595	120
(38.06)		0.91		0.91		(0.49)		10,901	146
37.79		0.89		0.89		(0.61)		18,549	140

(4.14	)(d)	0.65	(e)	0.65	(e)	(0.38	)(e)	10,609	50	(d)
37.41		0.64		0.64		(0.34)		11,894	72
54.81		0.65		0.65		(0.26)		11,478	94
4.88		0.66		0.66		(0.30)		9,206	120
(37.91)		0.66		0.66		(0.24)		9,706	146
38.13		0.64		0.64		(0.36)		19,722	140

(4.12	)(d)	0.57	(e)	0.57	(e)	(0.31	)(e)	145,160	50	(d)
37.52		0.58		0.58		(0.27)		163,659	72
54.87		0.58		0.58		(0.19)		141,383	94
4.95		0.59		0.59		(0.23)		113,990	120
(37.85)		0.59		0.59		(0.17)		124,498	146
38.23		0.58		0.58		(0.30)		181,524	140

See Notes to Financial Statements.	97

Financial Highlights

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2026(c)	$21.43	$(0.05)	$0.07	$0.02	$(0.03)	$–	$(0.03)
10/31/2025	19.79	(0.09)	1.79	1.70	(0.06)	–	(0.06)
10/31/2024	15.39	(0.10)	4.50	4.40	–	–	–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.96	(0.05)	(3.37)	(3.42)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.10	5.00	–	(2.31)	(2.31)
Class C
4/30/2026(c)	20.45	(0.13)	0.07	(0.06)	–	–	–
10/31/2025	18.96	(0.22)	1.71	1.49	–	–	–
10/31/2024	14.86	(0.24)	4.34	4.10	–	–	–
10/31/2023	16.61	(0.20)	(1.55)	(1.75)	–	–	–
10/31/2022	21.56	(0.17)	(3.31)	(3.48)	–	(1.47)	(1.47)
10/31/2021	19.09	(0.25)	5.03	4.78	–	(2.31)	(2.31)
Class F
4/30/2026(c)	21.75	(0.02)	0.07	0.05	(0.06)	–	(0.06)
10/31/2025	20.05	(0.04)	1.83	1.79	(0.09)	–	(0.09)
10/31/2024	15.56	(0.06)	4.55	4.49	–	–	–
10/31/2023	17.22	(0.03)	(1.63)	(1.66)	–	–	–
10/31/2022	22.08	– (f)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	–	(2.31)	(2.31)
Class F3
4/30/2026(c)	21.78	(0.01)	0.07	0.06	(0.08)	–	(0.08)
10/31/2025	20.08	(0.02)	1.83	1.81	(0.11)	–	(0.11)
10/31/2024	15.56	(0.02)	4.54	4.52	–	–	–
10/31/2023	17.23	– (f)	(1.62)	(1.62)	(0.05)	–	(0.05)
10/31/2022	22.07	0.02	(3.39)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.33	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
Class I
4/30/2026(c)	21.69	(0.02)	0.06	0.04	(0.08)	–	(0.08)
10/31/2025	20.02	(0.04)	1.82	1.78	(0.11)	–	(0.11)
10/31/2024	15.53	(0.06)	4.55	4.49	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (f)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.11	5.06	–	(2.31)	(2.31)
Class R3
4/30/2026(c)	21.07	(0.08)	0.08	–	–	–	–
10/31/2025	19.51	(0.13)	1.75	1.62	(0.06)	–	(0.06)
10/31/2024	15.21	(0.15)	4.45	4.30	–	–	–
10/31/2023	16.91	(0.11)	(1.59)	(1.70)	–	–	–
10/31/2022	21.82	(0.09)	(3.35)	(3.44)	–	(1.47)	(1.47)
10/31/2021	19.21	(0.15)	5.07	4.92	–	(2.31)	(2.31)

98	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.42	0.10	(d)	1.03	(e)	3.30	(e)	(0.46	)(e)	$4,293	37	(d)
21.43	8.61		1.03		3.48		(0.48)		4,496	91
19.79	28.51		1.03		3.34		(0.55)		4,526	88
15.39	(9.78)		1.03		3.53		(0.42)		3,853	74
17.07	(16.29)		1.03		4.11		(0.26)		3,177	49
21.96	28.56		1.03		3.90		(0.50)		3,507	59

20.39	(0.29	)(d)	1.78	(e)	4.05	(e)	(1.20	)(e)	1,352	37	(d)
20.45	7.86		1.78		4.24		(1.22)		1,338	91
18.96	27.51		1.78		4.09		(1.30)		1,227	88
14.86	(10.48)		1.78		4.26		(1.19)		930	74
16.61	(16.91)		1.78		4.85		(1.02)		607	49
21.56	27.57		1.78		4.62		(1.25)		786	59

21.74	0.20	(d)	0.78	(e)	3.15	(e)	(0.20	)(e)	127	37	(d)
21.75	8.89		0.78		3.32		(0.23)		132	91
20.05	28.84		0.78		3.18		(0.30)		191	88
15.56	(9.58)		0.78		3.41		(0.15)		173	74
17.22	(16.05)		0.78		3.97		0.01		373	49
22.08	28.88		0.78		3.63		(0.23)		587	59

21.76	0.23	(d)	0.68	(e)	3.02	(e)	(0.10	)(e)	40	37	(d)
21.78	9.09		0.65		3.19		(0.09)		40	91
20.08	29.05		0.60		3.04		(0.13)		37	88
15.56	(9.45)		0.62		3.11		(0.01)		28	74
17.23	(15.96)		0.68		3.69		0.09		31	49
22.07	28.91		0.71		3.55		(0.18)		40	59

21.65	0.17	(d)	0.78	(e)	3.05	(e)	(0.20	)(e)	41	37	(d)
21.69	8.92		0.78		3.25		(0.19)		42	91
20.02	28.83		0.78		3.10		(0.30)		43	88
15.53	(9.58)		0.78		3.26		(0.18)		49	74
17.21	(16.06)		0.78		3.85		(0.03)		15	49
22.07	28.82		0.78		3.66		(0.25)		20	59

21.07	(0.05	)(d)	1.28	(e)	3.55	(e)	(0.71	)(e)	136	37	(d)
21.07	8.39		1.28		3.77		(0.69)		134	91
19.51	28.19		1.28		3.60		(0.80)		30	88
15.21	(9.99)		1.28		3.75		(0.65)		24	74
16.91	(16.50)		1.28		4.35		(0.52)		11	49
21.82	28.19		1.28		4.17		(0.75)		15	59

See Notes to Financial Statements.	99

Financial Highlights (concluded)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2026(c)	$21.42	$(0.05)	$0.08	$0.03	$(0.04)	$–	$(0.04)
10/31/2025	19.78	(0.09)	1.79	1.70	(0.06)	–	(0.06)
10/31/2024	15.39	(0.10)	4.49	4.39	–	–	–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.95	(0.04)	(3.37)	(3.41)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.09	4.99	–	(2.31)	(2.31)
Class R5
4/30/2026(c)	21.68	(0.02)	0.07	0.05	(0.08)	–	(0.08)
10/31/2025	20.01	(0.05)	1.83	1.78	(0.11)	–	(0.11)
10/31/2024	15.53	(0.06)	4.54	4.48	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (f)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	(0.01)	(2.31)	(2.32)
Class R6
4/30/2026(c)	21.80	(0.01)	0.06	0.05	(0.08)	–	(0.08)
10/31/2025	20.09	(0.02)	1.84	1.82	(0.11)	–	(0.11)
10/31/2024	15.56	(0.02)	4.55	4.53	–	–	–
10/31/2023	17.24	– (f)	(1.63)	(1.63)	(0.05)	–	(0.05)
10/31/2022	22.08	0.01	(3.38)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.34	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

100	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.41	0.06 (d)	1.03	(e)	3.30	(e)	(0.44	)(e)	$14	37	(d)
21.42	8.67	1.03		3.48		(0.46)		14	91
19.78	28.53	1.03		3.31		(0.53)		13	88
15.39	(9.84)	1.03		3.53		(0.41)		10	74
17.07	(16.25)	1.03		4.10		(0.26)		11	49
21.95	28.50	1.03		3.92		(0.50)		15	59

21.65	0.18 (d)	0.78	(e)	3.05	(e)	(0.20	)(e)	14	37	(d)
21.68	8.92	0.78		3.25		(0.25)		14	91
20.01	28.83	0.78		3.08		(0.31)		13	88
15.53	(9.58)	0.78		3.28		(0.15)		10	74
17.21	(16.06)	0.78		3.84		(0.01)		11	49
22.07	28.86	0.78		3.67		(0.24)		15	59

21.77	0.22 (d)	0.68	(e)	3.02	(e)	(0.11	)(e)	2,101	37	(d)
21.80	9.08	0.65		3.18		(0.11)		2,241	91
20.09	29.03	0.60		3.03		(0.11)		2,485	88
15.56	(9.44)	0.62		3.11		(0.01)		1,885	74
17.24	(15.95)	0.68		3.68		0.08		2,198	49
22.08	28.89	0.70		3.48		(0.17)		2,851	59

See Notes to Financial Statements.	101

Financial Highlights

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net Investment income	Net realized gain	Total distri- butions
Class A
4/30/2026(c)	$18.42	$0.12	$2.48	$2.60	$(0.19)	$(0.73)	$(0.92)
10/31/2025	15.44	0.24	3.36	3.60	(0.21)	(0.41)	(0.62)
10/31/2024	12.37	0.20	3.11	3.31	(0.24)	–	(0.24)
10/31/2023	11.61	0.22	0.79	1.01	(0.25)	–	(0.25)
10/31/2022	17.67	0.26	(4.35)	(4.09)	(0.22)	(1.75)	(1.97)
10/31/2021	13.41	0.17	4.27	4.44	(0.18)	–	(0.18)
Class C
4/30/2026(c)	18.46	0.06	2.49	2.55	(0.09)	(0.73)	(0.82)
10/31/2025	15.45	0.12	3.38	3.50	(0.08)	(0.41)	(0.49)
10/31/2024	12.31	0.09	3.11	3.20	(0.06)	–	(0.06)
10/31/2023	11.53	0.08	0.83	0.91	(0.13)	–	(0.13)
10/31/2022	17.54	0.15	(4.34)	(4.19)	(0.07)	(1.75)	(1.82)
10/31/2021	13.31	0.05	4.22	4.27	(0.04)	–	(0.04)
Class F
4/30/2026(c)	18.36	0.13	2.47	2.60	(0.21)	(0.73)	(0.94)
10/31/2025	15.39	0.26	3.36	3.62	(0.24)	(0.41)	(0.65)
10/31/2024	12.33	0.22	3.10	3.32	(0.26)	–	(0.26)
10/31/2023	11.57	0.22	0.81	1.03	(0.27)	–	(0.27)
10/31/2022	17.61	0.25	(4.29)	(4.04)	(0.25)	(1.75)	(2.00)
10/31/2021	13.36	0.22	4.22	4.44	(0.19)	–	(0.19)
Class F3
4/30/2026(c)	18.77	0.16	2.52	2.68	(0.23)	(0.73)	(0.96)
10/31/2025	15.72	0.31	3.40	3.71	(0.25)	(0.41)	(0.66)
10/31/2024	12.58	0.25	3.17	3.42	(0.28)	–	(0.28)
10/31/2023	11.80	0.28	0.79	1.07	(0.29)	–	(0.29)
10/31/2022	17.92	0.33	(4.44)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.59	0.23	4.32	4.55	(0.22)	–	(0.22)
Class I
4/30/2026(c)	18.69	0.16	2.50	2.66	(0.23)	(0.73)	(0.96)
10/31/2025	15.66	0.28	3.41	3.69	(0.25)	(0.41)	(0.66)
10/31/2024	12.54	0.24	3.15	3.39	(0.27)	–	(0.27)
10/31/2023	11.77	0.26	0.80	1.06	(0.29)	–	(0.29)
10/31/2022	17.88	0.31	(4.41)	(4.10)	(0.26)	(1.75)	(2.01)
10/31/2021	13.56	0.21	4.32	4.53	(0.21)	–	(0.21)
Class P
4/30/2026(c)	18.47	0.10	2.49	2.59	(0.15)	(0.73)	(0.88)
10/31/2025	15.48	0.22	3.36	3.58	(0.18)	(0.41)	(0.59)
10/31/2024	12.40	0.18	3.11	3.29	(0.21)	–	(0.21)
10/31/2023	11.63	0.19	0.81	1.00	(0.23)	–	(0.23)
10/31/2022	17.69	0.24	(4.37)	(4.13)	(0.18)	(1.75)	(1.93)
10/31/2021	13.42	0.09	4.31	4.40	(0.13)	–	(0.13)
Class R2
4/30/2026(c)	18.42	0.09	2.48	2.57	(0.13)	(0.73)	(0.86)
10/31/2025	15.44	0.19	3.36	3.55	(0.16)	(0.41)	(0.57)
10/31/2024	12.37	0.15	3.12	3.27	(0.20)	–	(0.20)
10/31/2023	11.62	0.17	0.79	0.96	(0.21)	–	(0.21)
10/31/2022	17.67	0.22	(4.37)	(4.15)	(0.15)	(1.75)	(1.90)
10/31/2021	13.39	0.12	4.25	4.37	(0.09)	–	(0.09)

102	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.10	14.81	(d)	0.87	(e)	0.90	(e)	1.29	(e)	$214,452	37	(d)
18.42	24.30		0.91		0.94		1.49		187,898	102
15.44	27.03		0.94		0.97		1.38		153,922	89
12.37	8.72		0.95		0.99		1.65		132,735	106
11.61	(25.75)		1.17		1.22		1.89		131,097	87
17.67	33.15		1.17		1.19		1.04		193,680	58

20.19	14.45	(d)	1.62	(e)	1.65	(e)	0.67	(e)	3,368	37	(d)
18.46	23.36		1.66		1.68		0.71		1,931	102
15.45	26.10		1.69		1.72		0.61		1,222	89
12.31	7.82		1.72		1.76		0.63		1,414	106
11.53	(26.26)		1.92		1.97		1.09		4,161	87
17.54	32.20		1.92		1.94		0.28		7,622	58

20.02	14.92	(d)	0.72	(e)	0.75	(e)	1.43	(e)	8,732	37	(d)
18.36	24.52		0.76		0.78		1.56		7,492	102
15.39	27.19		0.79		0.82		1.53		4,256	89
12.33	8.89		0.80		0.84		1.68		3,894	106
11.57	(25.57)		0.96		1.06		1.76		7,986	87
17.61	33.43		0.96		1.04		1.30		24,909	58

20.49	15.01	(d)	0.56	(e)	0.59	(e)	1.68	(e)	86,202	37	(d)
18.77	24.64		0.60		0.62		1.82		60,826	102
15.72	27.48		0.61		0.64		1.68		15,859	89
12.58	9.07		0.61		0.65		2.08		11,841	106
11.80	(25.50)		0.84		0.89		2.39		5,987	87
17.92	33.57		0.84		0.86		1.38		5,928	58

20.39	14.96	(d)	0.62	(e)	0.65	(e)	1.64	(e)	349,082	37	(d)
18.69	24.60		0.66		0.69		1.69		226,150	102
15.66	27.38		0.69		0.72		1.63		147,149	89
12.54	8.98		0.69		0.73		1.94		136,201	106
11.77	(25.51)		0.86		0.97		2.23		121,926	87
17.88	33.55		0.86		0.94		1.24		170,044	58

20.18	14.72	(d)	1.02	(e)	1.05	(e)	1.09	(e)	16	37	(d)
18.47	24.06		1.09		1.11		1.33		15	102
15.48	26.81		1.11		1.14		1.22		13	89
12.40	8.57		1.14		1.18		1.44		10	106
11.63	(25.89)		1.37		1.39		1.71		9	87
17.69	32.90		1.37		1.39		0.53		13	58

20.13	14.62	(d)	1.22	(e)	1.25	(e)	0.97	(e)	378	37	(d)
18.42	23.87		1.26		1.29		1.15		308	102
15.44	26.64		1.29		1.32		1.04		225	89
12.37	8.27		1.30		1.34		1.30		169	106
11.62	(25.98)		1.52		1.58		1.60		143	87
17.67	32.70		1.52		1.54		0.70		178	58

See Notes to Financial Statements.	103

Financial Highlights (concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2026(c)	$18.08	$0.09	$2.44	$2.53	$(0.14)	$(0.73)	$(0.87)
10/31/2025	15.16	0.20	3.30	3.50	(0.17)	(0.41)	(0.58)
10/31/2024	12.15	0.17	3.04	3.21	(0.20)	–	(0.20)
10/31/2023	11.40	0.19	0.78	0.97	(0.22)	–	(0.22)
10/31/2022	17.38	0.22	(4.28)	(4.06)	(0.17)	(1.75)	(1.92)
10/31/2021	13.20	0.13	4.18	4.31	(0.13)	–	(0.13)
Class R4
4/30/2026(c)	18.30	0.12	2.46	2.58	(0.19)	(0.73)	(0.92)
10/31/2025	15.35	0.23	3.35	3.58	(0.22)	(0.41)	(0.63)
10/31/2024	12.30	0.20	3.09	3.29	(0.24)	–	(0.24)
10/31/2023	11.55	0.22	0.79	1.01	(0.26)	–	(0.26)
10/31/2022	17.58	0.26	(4.33)	(4.07)	(0.21)	(1.75)	(1.96)
10/31/2021	13.35	0.18	4.23	4.41	(0.18)	–	(0.18)
Class R5
4/30/2026(c)	18.54	0.15	2.49	2.64	(0.23)	(0.73)	(0.96)
10/31/2025	15.54	0.27	3.39	3.66	(0.25)	(0.41)	(0.66)
10/31/2024	12.45	0.29	3.07	3.36	(0.27)	–	(0.27)
10/31/2023	11.69	0.25	0.80	1.05	(0.29)	–	(0.29)
10/31/2022	17.78	0.21	(4.29)	(4.08)	(0.26)	(1.75)	(2.01)
10/31/2021	13.50	0.22	4.27	4.49	(0.21)	–	(0.21)
Class R6
4/30/2026(c)	18.76	0.16	2.52	2.68	(0.23)	(0.73)	(0.96)
10/31/2025	15.71	0.31	3.40	3.71	(0.25)	(0.41)	(0.66)
10/31/2024	12.57	0.26	3.16	3.42	(0.28)	–	(0.28)
10/31/2023	11.79	0.26	0.81	1.07	(0.29)	–	(0.29)
10/31/2022	17.91	0.31	(4.42)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.58	0.23	4.32	4.55	(0.22)	–	(0.22)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

104	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.74	14.69	(d)	1.12	(e)	1.15	(e)	1.03	(e)	$7,578	37	(d)
18.08	24.01		1.16		1.19		1.26		6,843	102
15.16	26.68		1.19		1.22		1.19		5,714	89
12.15	8.42		1.19		1.23		1.44		4,530	106
11.40	(25.88)		1.42		1.47		1.63		4,203	87
17.38	32.81		1.42		1.44		0.80		6,114	58

19.96	14.81	(d)	0.87	(e)	0.90	(e)	1.26	(e)	2,985	37	(d)
18.30	24.31		0.91		0.94		1.44		2,646	102
15.35	27.01		0.94		0.97		1.36		2,220	89
12.30	8.70		0.95		0.99		1.68		1,359	106
11.55	(25.71)		1.17		1.23		1.93		1,306	87
17.58	33.11		1.17		1.19		1.06		1,685	58

20.22	14.98	(d)	0.62	(e)	0.65	(e)	1.64	(e)	425	37	(d)
18.54	24.60		0.66		0.69		1.63		269	102
15.54	27.33		0.71		0.73		1.87		242	89
12.45	8.96		0.69		0.73		1.93		14	106
11.69	(25.56)		0.92		0.96		1.42		14	87
17.78	33.50		0.92		0.94		1.30		81	58

20.48	15.02	(d)	0.56	(e)	0.59	(e)	1.65	(e)	48,705	37	(d)
18.76	24.66		0.60		0.62		1.85		6,462	102
15.71	27.50		0.61		0.64		1.71		4,616	89
12.57	9.08		0.62		0.66		1.99		3,263	106
11.79	(25.51)		0.84		0.88		2.21		2,639	87
17.91	33.60		0.84		0.86		1.36		4,180	58

See Notes to Financial Statements.	105

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
4/30/2026(c)	$21.84	$0.06	$3.02	$3.08	$(0.35)	$24.57	14.31	(d)
10/31/2025	18.96	0.33	2.89	3.22	(0.34)	21.84	17.34
10/31/2024	15.94	0.32	2.97	3.29	(0.27)	18.96	20.77
10/31/2023	14.80	0.24	1.17	1.41	(0.27)	15.94	9.54
10/31/2022	21.36	0.19	(6.27)	(6.08)	(0.48)	14.80	(29.03)
10/31/2021	15.69	0.20	5.47	5.67	–	21.36	36.14
Class C
4/30/2026(c)	20.02	(0.03)	2.80	2.77	(0.15)	22.64	13.93	(d)
10/31/2025	17.37	0.16	2.66	2.82	(0.17)	20.02	16.43
10/31/2024	14.60	0.16	2.73	2.89	(0.12)	17.37	19.82
10/31/2023	13.54	0.09	1.10	1.19	(0.13)	14.60	8.76
10/31/2022	19.57	0.05	(5.76)	(5.71)	(0.32)	13.54	(29.58)
10/31/2021	14.47	0.04	5.06	5.10	–	19.57	35.25
Class F
4/30/2026(c)	21.67	0.08	2.99	3.07	(0.38)	24.36	14.41	(d)
10/31/2025	18.81	0.34	2.89	3.23	(0.37)	21.67	17.54
10/31/2024	15.81	0.35	2.94	3.29	(0.29)	18.81	20.92
10/31/2023	14.67	0.19	1.23	1.42	(0.28)	15.81	9.70
10/31/2022	21.19	0.22	(6.23)	(6.01)	(0.51)	14.67	(28.93)
10/31/2021	15.53	0.23	5.43	5.66	–	21.19	36.38
Class F3
4/30/2026(c)	22.83	0.10	3.15	3.25	(0.40)	25.68	14.49	(d)
10/31/2025	19.79	0.41	3.02	3.43	(0.39)	22.83	17.73
10/31/2024	16.62	0.39	3.10	3.49	(0.32)	19.79	21.13
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	16.62	9.94
10/31/2022	22.22	0.27	(6.54)	(6.27)	(0.54)	15.41	(28.83)
10/31/2021	16.26	0.29	5.67	5.96	–	22.22	36.65
Class I
4/30/2026(c)	22.62	0.09	3.13	3.22	(0.40)	25.44	14.49	(d)
10/31/2025	19.63	0.40	2.98	3.38	(0.39)	22.62	17.61
10/31/2024	16.50	0.38	3.07	3.45	(0.32)	19.63	21.02
10/31/2023	15.31	0.29	1.22	1.51	(0.32)	16.50	9.85
10/31/2022	22.08	0.24	(6.48)	(6.24)	(0.53)	15.31	(28.85)
10/31/2021	16.17	0.26	5.65	5.91	–	22.08	36.55
Class P
4/30/2026(c)	22.57	0.04	3.13	3.17	(0.31)	25.43	14.23	(d)
10/31/2025	19.59	0.30	2.98	3.28	(0.30)	22.57	17.07
10/31/2024	16.37	0.29	3.06	3.35	(0.13)	19.59	20.49
10/31/2023	15.18	0.19	1.23	1.42	(0.23)	16.37	9.37
10/31/2022	21.89	0.17	(6.45)	(6.28)	(0.43)	15.18	(29.19)
10/31/2021	16.10	0.17	5.62	5.79	–	21.89	35.96
Class R2
4/30/2026(c)	21.37	0.03	2.96	2.99	(0.25)	24.11	14.14	(d)
10/31/2025	18.56	0.25	2.83	3.08	(0.27)	21.37	16.89
10/31/2024	15.59	0.24	2.92	3.16	(0.19)	18.56	20.35
10/31/2023	14.48	0.15	1.18	1.33	(0.22)	15.59	9.17
10/31/2022	20.89	0.13	(6.15)	(6.02)	(0.39)	14.48	(29.28)
10/31/2021	15.39	0.12	5.38	5.50	–	20.89	35.74

106	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.23	(e)	1.25	(e)	0.55	(e)	$108,466	67	(d)
1.25		1.29		1.65		97,815	98
1.24		1.25		1.71		92,403	50
1.22		1.25		1.38		85,371	39
1.22		1.26		1.10		84,505	70
1.19		1.21		1.00		130,088	74

1.98	(e)	2.00	(e)	(0.31	)(e)	1,721	67	(d)
2.00		2.04		0.90		2,220	98
1.99		2.00		0.96		3,397	50
1.98		2.01		0.56		4,729	39
1.97		2.00		0.30		7,226	70
1.95		1.96		0.22		14,488	74

1.08	(e)	1.10	(e)	0.74	(e)	3,057	67	(d)
1.10		1.14		1.71		2,449	98
1.09		1.10		1.89		2,545	50
1.08		1.11		1.16		3,683	39
1.07		1.10		1.22		13,570	70
1.05		1.06		1.13		54,601	74

0.91	(e)	0.93	(e)	0.86	(e)	35,115	67	(d)
0.92		0.96		1.98		32,654	98
0.91		0.92		2.04		30,426	50
0.89		0.92		1.68		27,245	39
0.89		0.93		1.47		25,732	70
0.86		0.88		1.36		30,504	74

0.98	(e)	1.00	(e)	0.79	(e)	167,636	67	(d)
1.00		1.04		1.92		152,728	98
0.99		1.00		1.96		154,096	50
0.97		1.00		1.64		143,466	39
0.97		1.01		1.34		153,655	70
0.95		0.96		1.24		193,183	74

1.42	(e)	1.44	(e)	0.37	(e)	40	67	(d)
1.45		1.49		1.46		34	98
1.44		1.45		1.51		27	50
1.43		1.46		1.09		21	39
1.42		1.46		0.93		113	70
1.39		1.41		0.80		140	74

1.58	(e)	1.60	(e)	0.30	(e)	1,703	67	(d)
1.60		1.64		1.27		1,731	98
1.59		1.60		1.34		1,571	50
1.57		1.60		0.93		1,402	39
1.57		1.61		0.72		1,913	70
1.55		1.56		0.63		2,771	74

See Notes to Financial Statements.	107

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
4/30/2026(c)	$21.34	$0.04	$2.95	$2.99	$(0.29)	$24.04	14.22	(d)
10/31/2025	18.53	0.28	2.82	3.10	(0.29)	21.34	17.05
10/31/2024	15.59	0.27	2.91	3.18	(0.24)	18.53	20.45
10/31/2023	14.47	0.19	1.16	1.35	(0.23)	15.59	9.30
10/31/2022	20.82	0.15	(6.15)	(6.00)	(0.35)	14.47	(29.24)
10/31/2021	15.32	0.10	5.40	5.50	–	20.82	35.90
Class R4
4/30/2026(c)	21.71	0.06	3.00	3.06	(0.34)	24.43	14.35	(d)
10/31/2025	18.85	0.34	2.86	3.20	(0.34)	21.71	17.35
10/31/2024	15.86	0.32	2.95	3.27	(0.28)	18.85	20.73
10/31/2023	14.72	0.24	1.17	1.41	(0.27)	15.86	9.54
10/31/2022	21.26	0.19	(6.25)	(6.06)	(0.48)	14.72	(29.02)
10/31/2021	15.61	0.18	5.47	5.65	–	21.26	36.19
Class R5
4/30/2026(c)	22.61	0.09	3.13	3.22	(0.40)	25.43	14.50	(d)
10/31/2025	19.62	0.40	2.98	3.38	(0.39)	22.61	17.62
10/31/2024	16.49	0.38	3.07	3.45	(0.32)	19.62	21.03
10/31/2023	15.30	0.29	1.22	1.51	(0.32)	16.49	9.85
10/31/2022	22.07	0.24	(6.48)	(6.24)	(0.53)	15.30	(28.88)
10/31/2021	16.17	0.14	5.76	5.90	–	22.07	36.49
Class R6
4/30/2026(c)	22.83	0.10	3.16	3.26	(0.40)	25.69	14.53	(d)
10/31/2025	19.79	0.42	3.01	3.43	(0.39)	22.83	17.72
10/31/2024	16.62	0.40	3.09	3.49	(0.32)	19.79	21.13
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	16.62	9.94
10/31/2022	22.22	0.26	(6.53)	(6.27)	(0.54)	15.41	(28.83)
10/31/2021	16.26	0.24	5.72	5.96	–	22.22	36.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

108	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.48	(e)	1.50	(e)	0.35	(e)	$6,256	67	(d)
1.50		1.54		1.42		5,166	98
1.49		1.50		1.49		4,706	50
1.47		1.50		1.16		4,508	39
1.47		1.51		0.84		4,129	70
1.45		1.47		0.51		6,838	74

1.23	(e)	1.25	(e)	0.55	(e)	3,085	67	(d)
1.25		1.29		1.68		2,732	98
1.24		1.25		1.72		2,683	50
1.22		1.25		1.39		2,278	39
1.22		1.26		1.10		1,935	70
1.20		1.22		0.91		2,869	74

0.98	(e)	1.00	(e)	0.77	(e)	2,229	67	(d)
1.00		1.04		1.93		2,175	98
0.99		1.00		1.98		2,105	50
0.97		1.00		1.62		2,009	39
0.97		1.00		1.33		1,877	70
0.95		0.97		0.70		3,283	74

0.91	(e)	0.93	(e)	0.83	(e)	18,131	67	(d)
0.92		0.96		1.99		18,204	98
0.91		0.92		2.05		17,454	50
0.89		0.92		1.70		16,179	39
0.89		0.93		1.42		15,946	70
0.87		0.89		1.14		25,184	74

See Notes to Financial Statements.	109

Financial Highlights

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2026(c)	$9.87	$0.11	$1.30	$1.41	$(0.08)	$11.20
10/31/2025	8.05	0.28	1.82	2.10	(0.28)	9.87
10/31/2024	6.81	0.26	1.27	1.53	(0.29)	8.05
10/31/2023	6.14	0.19	0.68	0.87	(0.20)	6.81
10/31/2022	8.00	0.26	(1.79)	(1.53)	(0.33)	6.14
10/31/2021	6.03	0.21	1.98	2.19	(0.22)	8.00
Class C
4/30/2026(c)	9.80	0.08	1.29	1.37	(0.05)	11.12
10/31/2025	8.00	0.21	1.80	2.01	(0.21)	9.80
10/31/2024	6.76	0.20	1.26	1.46	(0.22)	8.00
10/31/2023	6.09	0.13	0.68	0.81	(0.14)	6.76
10/31/2022	7.93	0.22	(1.79)	(1.57)	(0.27)	6.09
10/31/2021	5.98	0.15	1.96	2.11	(0.16)	7.93
Class F
4/30/2026(c)	9.96	0.12	1.31	1.43	(0.09)	11.30
10/31/2025	8.12	0.29	1.84	2.13	(0.29)	9.96
10/31/2024	6.87	0.28	1.27	1.55	(0.30)	8.12
10/31/2023	6.18	0.19	0.70	0.89	(0.20)	6.87
10/31/2022	8.04	0.31	(1.83)	(1.52)	(0.34)	6.18
10/31/2021	6.06	0.23	1.98	2.21	(0.23)	8.04
Class F3
4/30/2026(c)	9.99	0.13	1.32	1.45	(0.10)	11.34
10/31/2025	8.14	0.31	1.84	2.15	(0.30)	9.99
10/31/2024	6.87	0.29	1.28	1.57	(0.30)	8.14
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.28	(1.80)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
Class I
4/30/2026(c)	9.97	0.13	1.31	1.44	(0.10)	11.31
10/31/2025	8.13	0.30	1.84	2.14	(0.30)	9.97
10/31/2024	6.87	0.29	1.27	1.56	(0.30)	8.13
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.32	(1.84)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.25	1.98	2.23	(0.24)	8.06
Class R2
4/30/2026(c)	10.14	0.10	1.34	1.44	(0.06)	11.52
10/31/2025	8.27	0.25	1.87	2.12	(0.25)	10.14
10/31/2024	6.99	0.24	1.30	1.54	(0.26)	8.27
10/31/2023	6.30	0.18	0.70	0.88	(0.19)	6.99
10/31/2022	8.21	0.21	(1.81)	(1.60)	(0.31)	6.30
10/31/2021	6.18	0.19	2.03	2.22	(0.19)	8.21
Class R3
4/30/2026(c)	10.00	0.10	1.32	1.42	(0.07)	11.35
10/31/2025	8.15	0.26	1.85	2.11	(0.26)	10.00
10/31/2024	6.89	0.24	1.28	1.52	(0.26)	8.15
10/31/2023	6.22	0.18	0.68	0.86	(0.19)	6.89
10/31/2022	8.09	0.24	(1.80)	(1.56)	(0.31)	6.22
10/31/2021	6.10	0.20	1.99	2.19	(0.20)	8.09

110	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

14.37	(d)	0.93	(e)	0.95	(e)	2.11	(e)	$264,783	34	(d)
26.45		0.96		0.98		3.13		240,603	66
22.53		0.97		0.99		3.35		209,747	54
14.09		0.98		1.02		2.72		190,585	46
(19.56)		1.12		1.18		3.66		181,412	67
36.44		1.12		1.14		2.73		242,422	61

13.99	(d)	1.68	(e)	1.70	(e)	1.59	(e)	3,220	34	(d)
25.40		1.71		1.73		2.40		2,028	66
21.74		1.72		1.74		2.62		1,787	54
13.22		1.74		1.78		1.91		2,733	46
(20.19)		1.87		1.93		3.00		5,037	67
35.37		1.87		1.89		1.88		10,707	61

14.43	(d)	0.78	(e)	0.80	(e)	2.25	(e)	5,584	34	(d)
26.66		0.81		0.83		3.28		5,250	66
22.65		0.82		0.84		3.49		4,933	54
14.33		0.83		0.89		2.71		4,786	46
(19.45)		0.92		1.02		4.11		9,803	67
36.78		0.92		0.99		2.93		29,094	61

14.55	(d)	0.61	(e)	0.63	(e)	2.45	(e)	54,494	34	(d)
26.84		0.63		0.65		3.45		45,927	66
23.07		0.64		0.66		3.65		34,183	54
14.42		0.65		0.69		3.07		28,831	46
(19.32)		0.80		0.87		3.92		22,938	67
36.87		0.79		0.83		3.06		25,103	61

14.47	(d)	0.68	(e)	0.70	(e)	2.34	(e)	178,084	34	(d)
26.75		0.71		0.73		3.37		167,048	66
22.92		0.72		0.74		3.60		148,827	54
14.42		0.73		0.77		3.00		125,953	46
(19.33)		0.82		0.91		4.23		117,542	67
36.86		0.82		0.89		3.14		334,988	61

14.28	(d)	1.28	(e)	1.30	(e)	1.76	(e)	89	34	(d)
25.93		1.31		1.33		2.76		78	66
22.09		1.31		1.33		3.02		59	54
13.83		1.32		1.36		2.47		54	46
(19.92)		1.47		1.55		2.95		44	67
36.04		1.47		1.49		2.37		27	61

14.36	(d)	1.18	(e)	1.20	(e)	1.95	(e)	6,668	34	(d)
26.05		1.21		1.23		2.88		5,365	66
22.23		1.22		1.24		2.99		5,052	54
13.76		1.23		1.27		2.47		6,211	46
(19.67)		1.37		1.43		3.36		6,003	67
36.00		1.37		1.39		2.50		6,840	61

See Notes to Financial Statements.	111

Financial Highlights (concluded)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
4/30/2026(c)	$9.84	$0.08	$1.33	$1.41	$(0.05)	$11.20
10/31/2025	8.03	0.28	1.81	2.09	(0.28)	9.84
10/31/2024	6.79	0.26	1.27	1.53	(0.29)	8.03
10/31/2023	6.12	0.21	0.66	0.87	(0.20)	6.79
10/31/2022	7.98	0.27	(1.80)	(1.53)	(0.33)	6.12
10/31/2021	6.01	0.24	1.95	2.19	(0.22)	7.98
Class R5
4/30/2026(c)	9.92	0.13	1.32	1.45	(0.10)	11.27
10/31/2025	8.09	0.30	1.83	2.13	(0.30)	9.92
10/31/2024	6.84	0.29	1.26	1.55	(0.30)	8.09
10/31/2023	6.16	0.21	0.69	0.90	(0.22)	6.84
10/31/2022	8.03	0.27	(1.79)	(1.52)	(0.35)	6.16
10/31/2021	6.05	0.24	1.98	2.22	(0.24)	8.03
Class R6
4/30/2026(c)	9.99	0.13	1.32	1.45	(0.10)	11.34
10/31/2025	8.14	0.31	1.84	2.15	(0.30)	9.99
10/31/2024	6.87	0.29	1.28	1.57	(0.30)	8.14
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.29	(1.81)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

112	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

14.38	(d)	0.93	(e)	0.95	(e)	1.48	(e)	$36	34	(d)
26.39		0.96		0.98		3.18		178	66
22.61		0.97		0.99		3.29		164	54
14.11		0.98		1.02		2.88		107	46
(19.62)		1.12		1.18		3.70		109	67
36.35		1.12		1.14		2.98		153	61

14.65	(d)	0.66	(e)	0.68	(e)	2.37	(e)	17	34	(d)
26.76		0.71		0.73		3.37		15	66
22.88		0.69		0.71		3.63		12	54
14.49		0.73		0.77		2.94		10	46
(19.40)		0.87		0.93		3.69		14	67
36.82		0.87		0.88		3.09		15	61

14.55	(d)	0.61	(e)	0.63	(e)	2.41	(e)	1,908	34	(d)
26.84		0.63		0.65		3.46		1,683	66
23.07		0.64		0.66		3.69		1,714	54
14.43		0.65		0.69		3.01		1,608	46
(19.32)		0.80		0.87		3.97		1,374	67
36.87		0.79		0.83		3.06		1,375	61

See Notes to Financial Statements.	113

Financial Highlights

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
4/30/2026(c)	$20.23	$(0.12)	$2.52	$2.40	$–		$–	$–
10/31/2025	16.51	(0.18)	3.90	3.72	–		–	–
10/31/2024	11.05	(0.17)	5.63	5.46	–		–	–
10/31/2023	13.86	(0.16)	(2.65)	(2.81)	–		–	–
10/31/2022	19.36	(0.13)	(5.37)	(5.50)	–		–	–
10/31/2021	17.51	(0.25)	7.18	6.93	–		(5.08)	(5.08)
Class C
4/30/2026(c)	23.82	(0.22)	2.95	2.73	–		–	–
10/31/2025	19.59	(0.37)	4.60	4.23	–		–	–
10/31/2024	13.21	(0.33)	6.71	6.38	–		–	–
10/31/2023	16.70	(0.31)	(3.18)	(3.49)	–		–	–
10/31/2022	23.49	(0.30)	(6.49)	(6.79)	–		–	–
10/31/2021	20.44	(0.49)	8.62	8.13	–		(5.08)	(5.08)
Class F
4/30/2026(c)	25.10	(0.11)	3.11	3.00	–		–	–
10/31/2025	20.43	(0.17)	4.84	4.67	–		–	–
10/31/2024	13.64	(0.16)	6.95	6.79	–		–	–
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–		–	–
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–		–	–
10/31/2021	20.47	(0.25)	8.63	8.38	–		(5.08)	(5.08)
Class I
4/30/2026(c)	25.09	(0.11)	3.12	3.01	–	(f)	–	– (f)
10/31/2025	20.43	(0.17)	4.83	4.66	–		–	–
10/31/2024	13.64	(0.17)	6.96	6.79	–		–	–
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–		–	–
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–		–	–
10/31/2021	20.47	(0.24)	8.62	8.38	–		(5.08)	(5.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

114	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$22.63	11.86 (d)	1.36	(e)	1.37	(e)	(1.16	)(e)	$27,959	46	(d)
20.23	22.53	1.37		1.37		(1.08)		27,724	107
16.51	49.41	1.37		1.38		(1.19)		26,848	122
11.05	(20.27)	1.36		1.37		(1.16)		24,056	121
13.86	(28.41)	1.40		1.41		(0.91)		36,107	87
19.36	47.12	1.36		1.37		(1.29)		61,063	102

26.55	11.46 (d)	2.11	(e)	2.12	(e)	(1.91	)(e)	4,809	46	(d)
23.82	21.59	2.12		2.12		(1.83)		5,085	107
19.59	48.30	2.12		2.13		(1.94)		5,353	122
13.21	(20.90)	2.12		2.13		(1.91)		4,641	121
16.70	(28.91)	2.15		2.16		(1.66)		6,827	87
23.49	46.03	2.12		2.13		(2.05)		13,532	102

28.10	12.00 (d)	1.11	(e)	1.22	(e)	(0.91	)(e)	4,424	46	(d)
25.10	22.81	1.12		1.22		(0.83)		5,313	107
20.43	49.78	1.12		1.23		(0.93)		7,057	122
13.64	(20.09)	1.12		1.23		(0.90)		11,019	121
17.07	(28.19)	1.15		1.25		(0.63)		41,545	87
23.77	47.39	1.12		1.22		(1.05)		167,300	102

28.10	12.01 (d)	1.11	(e)	1.12	(e)	(0.91	)(e)	166,417	46	(d)
25.09	22.81	1.12		1.12		(0.83)		168,881	107
20.43	49.78	1.12		1.13		(0.94)		155,430	122
13.64	(20.09)	1.11		1.12		(0.91)		123,214	121
17.07	(28.19)	1.15		1.16		(0.68)		149,122	87
23.77	47.39	1.11		1.12		(1.03)		155,420	102

See Notes to Financial Statements.	115

Financial Highlights

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
4/30/2026(c)	$18.57	$0.02	$2.30		$2.32	$(0.04)		$(1.06)	$(1.10)
10/31/2025	20.13	0.04	(0.30)		(0.26)	–		(1.30)	(1.30)
10/31/2024	15.52	0.02	4.85		4.87	(0.02)		(0.24)	(0.26)
10/31/2023	16.91	0.05	0.01		0.06	(0.11)		(1.34)	(1.45)
10/31/2022	23.70	0.10	(4.01)		(3.91)	–		(2.88)	(2.88)
10/31/2021	16.98	0.01	7.76		7.77	(0.05)		(1.00)	(1.05)
Class C
4/30/2026(c)	14.29	(0.04)	1.75		1.71	–		(1.06)	(1.06)
10/31/2025	15.88	(0.07)	(0.22)		(0.29)	–		(1.30)	(1.30)
10/31/2024	12.36	(0.09)	3.85		3.76	–		(0.24)	(0.24)
10/31/2023	13.75	(0.05)	–	(f)	(0.05)	–		(1.34)	(1.34)
10/31/2022	19.92	(0.03)	(3.26)		(3.29)	–		(2.88)	(2.88)
10/31/2021	14.47	(0.13)	6.58		6.45	–		(1.00)	(1.00)
Class F
4/30/2026(c)	19.29	0.03	2.40		2.43	(0.07)		(1.06)	(1.13)
10/31/2025	20.85	0.08	(0.32)		(0.24)	(0.02)		(1.30)	(1.32)
10/31/2024	16.06	0.05	5.02		5.07	(0.04)		(0.24)	(0.28)
10/31/2023	17.45	0.09	(0.01	)(g)	0.08	(0.13)		(1.34)	(1.47)
10/31/2022	24.37	0.14	(4.15)		(4.01)	(0.03)		(2.88)	(2.91)
10/31/2021	17.42	0.04	7.98		8.02	(0.07)		(1.00)	(1.07)
Class F3
4/30/2026(c)	20.18	0.05	2.51		2.56	(0.09)		(1.06)	(1.15)
10/31/2025	21.74	0.11	(0.33)		(0.22)	(0.04)		(1.30)	(1.34)
10/31/2024	16.72	0.09	5.24		5.33	(0.07)		(0.24)	(0.31)
10/31/2023	18.11	0.11	–	(f)	0.11	(0.16)		(1.34)	(1.50)
10/31/2022	25.16	0.18	(4.29)		(4.11)	(0.06)		(2.88)	(2.94)
10/31/2021	17.95	0.09	8.21		8.30	(0.09)		(1.00)	(1.09)
Class I
4/30/2026(c)	19.89	0.04	2.47		2.51	(0.09)		(1.06)	(1.15)
10/31/2025	21.46	0.10	(0.33)		(0.23)	(0.04)		(1.30)	(1.34)
10/31/2024	16.53	0.06	5.17		5.23	(0.06)		(0.24)	(0.30)
10/31/2023	17.93	0.10	–	(f)	0.10	(0.16)		(1.34)	(1.50)
10/31/2022	24.95	0.15	(4.24)		(4.09)	(0.05)		(2.88)	(2.93)
10/31/2021	17.82	0.06	8.16		8.22	(0.09)		(1.00)	(1.09)
Class P
4/30/2026(c)	17.83	– (f)	2.21		2.21	(0.01)		(1.06)	(1.07)
10/31/2025	19.41	0.01	(0.29)		(0.28)	–		(1.30)	(1.30)
10/31/2024	14.98	(0.02)	4.69		4.67	–		(0.24)	(0.24)
10/31/2023	16.38	0.02	(0.01	)(g)	0.01	(0.07)		(1.34)	(1.41)
10/31/2022	23.08	0.06	(3.88)		(3.82)	–		(2.88)	(2.88)
10/31/2021	16.55	(0.03)	7.56		7.53	(–	)(f)	(1.00)	(1.00)
Class R2
4/30/2026(c)	17.01	(0.02)	2.11		2.09	–		(1.06)	(1.06)
10/31/2025	18.60	(0.02)	(0.27)		(0.29)	–		(1.30)	(1.30)
10/31/2024	14.39	(0.04)	4.49		4.45	–		(0.24)	(0.24)
10/31/2023	15.78	(0.01)	0.01		–	(0.05)		(1.34)	(1.39)
10/31/2022	22.37	0.03	(3.74)		(3.71)	–		(2.88)	(2.88)
10/31/2021	16.09	(0.06)	7.34		7.28	–		(1.00)	(1.00)

116	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.79	13.17 (d)	1.18	(e)	1.18	(e)	0.17	(e)	$548,000	16	(d)
18.57	(1.90)	1.16		1.16		0.23		530,960	36
20.13	31.76	1.18		1.19		0.09		629,155	33
15.52	0.12	1.18		1.18		0.31		540,438	19
16.91	(19.11)	1.16		1.16		0.53		633,570	40
23.70	47.52	1.15		1.15		0.04		851,298	56

14.94	12.77 (d)	1.93	(e)	1.93	(e)	(0.57	)(e)	9,606	16	(d)
14.29	(2.65)	1.91		1.92		(0.49)		10,652	36
15.88	30.84	1.93		1.94		(0.64)		22,728	33
12.36	(0.70)	1.93		1.93		(0.40)		28,372	19
13.75	(19.70)	1.91		1.91		(0.22)		45,211	40
19.92	46.42	1.90		1.90		(0.70)		76,310	56

20.59	13.25 (d)	1.03	(e)	1.03	(e)	0.34	(e)	17,829	16	(d)
19.29	(1.73)	1.01		1.01		0.39		20,459	36
20.85	31.96	1.03		1.04		0.24		28,952	33
16.06	0.23	1.02		1.02		0.53		26,978	19
17.45	(19.01)	1.01		1.01		0.71		76,594	40
24.37	47.76	1.00		1.00		0.19		189,251	56

21.59	13.34 (d)	0.84	(e)	0.84	(e)	0.51	(e)	182,965	16	(d)
20.18	(1.56)	0.83		0.84		0.55		173,968	36
21.74	32.28	0.83		0.83		0.44		195,578	33
16.72	0.40	0.83		0.83		0.65		172,839	19
18.11	(18.83)	0.82		0.82		0.87		194,437	40
25.16	48.05	0.81		0.81		0.38		255,539	56

21.25	13.28 (d)	0.93	(e)	0.93	(e)	0.42	(e)	295,783	16	(d)
19.89	(1.63)	0.91		0.91		0.49		271,804	36
21.46	32.08	0.93		0.94		0.31		386,553	33
16.53	0.33	0.93		0.93		0.56		228,083	19
17.93	(18.88)	0.91		0.91		0.75		246,040	40
24.95	47.93	0.89		0.89		0.28		412,964	56

18.97	13.04 (d)	1.38	(e)	1.38	(e)	(0.03	)(e)	9,438	16	(d)
17.83	(2.08)	1.36		1.36		0.03		9,004	36
19.41	31.53	1.38		1.39		(0.10)		10,950	33
14.98	(0.16)	1.38		1.38		0.11		10,682	19
16.38	(19.25)	1.36		1.36		0.33		12,663	40
23.08	47.19	1.35		1.35		(0.16)		17,141	56

18.04	12.97 (d)	1.53	(e)	1.53	(e)	(0.18	)(e)	3,173	16	(d)
17.01	(2.24)	1.51		1.51		(0.12)		3,006	36
18.60	31.29	1.53		1.54		(0.25)		3,829	33
14.39	(0.26)	1.53		1.53		(0.04)		3,849	19
15.78	(19.38)	1.51		1.51		0.19		4,433	40
22.37	47.03	1.50		1.50		(0.30)		5,845	56

See Notes to Financial Statements.	117

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2026(c)	$17.46	$(0.01)	$2.17	$2.16	$–	$(1.06)	$(1.06)
10/31/2025	19.04	– (f)	(0.28)	(0.28)	–	(1.30)	(1.30)
10/31/2024	14.71	(0.03)	4.60	4.57	–	(0.24)	(0.24)
10/31/2023	16.10	0.01	0.01	0.02	(0.07)	(1.34)	(1.41)
10/31/2022	22.75	0.05	(3.82)	(3.77)	–	(2.88)	(2.88)
10/31/2021	16.33	(0.04)	7.46	7.42	–	(1.00)	(1.00)
Class R4
4/30/2026(c)	18.54	0.02	2.29	2.31	(0.04)	(1.06)	(1.10)
10/31/2025	20.09	0.04	(0.29)	(0.25)	–	(1.30)	(1.30)
10/31/2024	15.49	0.02	4.84	4.86	(0.02)	(0.24)	(0.26)
10/31/2023	16.89	0.05	– (f)	0.05	(0.11)	(1.34)	(1.45)
10/31/2022	23.67	0.10	(4.00)	(3.90)	–	(2.88)	(2.88)
10/31/2021	16.95	0.01	7.75	7.76	(0.04)	(1.00)	(1.04)
Class R5
4/30/2026(c)	19.91	0.04	2.47	2.51	(0.09)	(1.06)	(1.15)
10/31/2025	21.48	0.09	(0.32)	(0.23)	(0.04)	(1.30)	(1.34)
10/31/2024	16.54	0.07	5.17	5.24	(0.06)	(0.24)	(0.30)
10/31/2023	17.94	0.10	– (f)	0.10	(0.16)	(1.34)	(1.50)
10/31/2022	24.97	0.16	(4.26)	(4.10)	(0.05)	(2.88)	(2.93)
10/31/2021	17.83	0.06	8.17	8.23	(0.09)	(1.00)	(1.09)
Class R6
4/30/2026(c)	20.16	0.05	2.51	2.56	(0.09)	(1.06)	(1.15)
10/31/2025	21.72	0.11	(0.33)	(0.22)	(0.04)	(1.30)	(1.34)
10/31/2024	16.71	0.09	5.23	5.32	(0.07)	(0.24)	(0.31)
10/31/2023	18.10	0.11	– (f)	0.11	(0.16)	(1.34)	(1.50)
10/31/2022	25.14	0.18	(4.28)	(4.10)	(0.06)	(2.88)	(2.94)
10/31/2021	17.93	0.09	8.21	8.30	(0.09)	(1.00)	(1.09)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.
(g)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

118	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.56	13.04 (d)	1.43	(e)	1.43	(e)	(0.08	)(e)	$23,325	16	(d)
17.46	(2.13)	1.41		1.41		(0.02)		22,137	36
19.04	31.42	1.43		1.44		(0.16)		29,584	33
14.71	(0.15)	1.43		1.43		0.07		26,523	19
16.10	(19.31)	1.41		1.41		0.28		31,104	40
22.75	47.20	1.40		1.40		(0.20)		42,047	56

19.75	13.15 (d)	1.18	(e)	1.18	(e)	0.17	(e)	26,823	16	(d)
18.54	(1.85)	1.16		1.16		0.23		25,373	36
20.09	31.77	1.18		1.19		0.09		28,587	33
15.49	0.05	1.18		1.18		0.30		26,011	19
16.89	(19.09)	1.16		1.16		0.53		29,341	40
23.67	47.50	1.15		1.15		0.04		42,666	56

21.27	13.27 (d)	0.93	(e)	0.93	(e)	0.41	(e)	1,567	16	(d)
19.91	(1.63)	0.90		0.91		0.47		1,419	36
21.48	32.13	0.93		0.94		0.33		1,384	33
16.54	0.32	0.93		0.93		0.55		999	19
17.94	(18.91)	0.91		0.91		0.77		1,247	40
24.97	47.87	0.90		0.90		0.28		2,066	56

21.57	13.36 (d)	0.84	(e)	0.84	(e)	0.52	(e)	15,124	16	(d)
20.16	(1.56)	0.83		0.84		0.57		16,465	36
21.72	32.24	0.83		0.83		0.44		24,267	33
16.71	0.40	0.83		0.83		0.64		29,050	19
18.10	(18.80)	0.82		0.82		0.88		32,138	40
25.14	48.02	0.81		0.81		0.39		44,123	56

See Notes to Financial Statements.	119

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

All funds are diversified except Lord Abbett Focused Growth Fund. This report covers the following thirteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Fund (“Global Equity Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”)	A, C, F and I
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Affiliated Fund(s)”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Notes to Financial Statements (unaudited)(continued)

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is the Investment Committee of Lord Abbett, which represents the highest-level body responsible for evaluating each Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews each Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Notes to Financial Statements (unaudited)(continued)

When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the Affiliated Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of April 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Foreign Taxes–The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividend, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable tax regulations and rates that exist in foreign jurisdictions which each Fund invests. These foreign taxes, if any, are paid by each Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income and foreign taxes on stock dividends are presented as a reduction of dividends, and foreign taxes on gains from sales of investments and foreign taxes on currency transactions are included in their respective net realized gain/(loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed on the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction applicable to the laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(d)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (unaudited)(continued)

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of April 30, 2026, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(f)	Investment Income–Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Because the Funds’ repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(i)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Alpha Strategy Fund*	.10%

*	Lord Abbett is voluntarily waiving the entire management fee of .10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.

Focused Growth Fund

First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%

Focused Large Cap Value Fund

First $1 billion	.59%
Over $1 billion	.53%

Focused Small Cap Value Fund	.80%

Fundamental Equity Fund

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Global Equity Fund

First $1 billion	.45%
Next $2 billion	.43%
Over $3 billion	.41%

Growth Leaders Fund

First $2 billion	.55%
Over $2 billion	.50%

Health Care Fund

First $1 billion	.62%
Over $1 billion	.51%

International Equity Fund

First $1 billion	.45%
Over $1 billion	.40%

International Opportunities Fund

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

Notes to Financial Statements (unaudited)(continued)

International Value Fund

First $1 billion	.50%
Over $1 billion	.48%

Micro Cap Growth Fund	.90%

Value Opportunities Fund

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

For the six months ended April 30, 2026, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Alpha Strategy Fund	.00%
Focused Growth Fund	.48%
Focused Large Cap Value Fund	.00%
Focused Small Cap Value Fund	.73%
Fundamental Equity Fund	.54%
Global Equity Fund	.41%
Growth Leaders Fund	.51%
Health Care Fund	.00%
International Equity Fund	.45%
International Opportunities Fund	.75%
International Value Fund	.50%
Micro Cap Growth Fund	.90%
Value Opportunities Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the six months ended April 30, 2026:

Fund	Amount
Alpha Strategy Fund	$ 4,204
Fundamental Equity Fund	47,320
Growth Leaders Fund	34,133
International Equity Fund	91,430
International Opportunities Fund	33,828
International Value Fund	50,820
Micro Cap Growth Fund	5,515
Value Opportunities Fund	22,992

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2026 and continuing through February 28, 2027, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to the following annual rates:

	Effective March 1, 2026		Prior to March 1, 2026
	Classes		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Focused Growth Fund	.80%	.73%	.80%	.70%
Focused Large Cap Value Fund	.71%	.63%	.71%	.69%
Focused Small Cap Value Fund	1.03%	.99%	1.03%	.99%
Global Equity Fund	.65%	.56%	.65%	.52%
Health Care Fund	.78%	.68%	.78%	.68%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	(1)(2)	Class P	(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	–		.25%		.25%	.25%	.25%
Distribution	–	.75%	.10%		.20%		.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

(2)	For the six months ended April 30, 2026 and continuing through February 28, 2027, the Distributor has contractually agreed to waive Focused Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Growth Leaders Fund’s, Health Care Fund’s and Micro Cap Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. These agreements may be terminated only by the Funds’ Board.

(3)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended April 30, 2026:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$12,819	$73,519
Focused Growth Fund	6,008	33,323
Focused Large Cap Value Fund	8,759	54,753
Focused Small Cap Value Fund	330	1,962
Fundamental Equity Fund	35,200	220,357
Global Equity Fund	16,839	136,306
Growth Leaders Fund	163,345	1,042,020
Health Care Fund	169	831
International Equity Fund	16,383	109,388
International Opportunities Fund	2,379	19,076
International Value Fund	10,482	66,504
Micro Cap Growth Fund	251	1,952
Value Opportunities Fund	10,483	57,633

The Distributor received the following amounts of CDSCs for the six months ended April 30, 2026:

	Class A	Class C
Alpha Strategy Fund	$92	$–
Focused Growth Fund	–	3,256
Focused Large Cap Value Fund	–	384
Focused Small Cap Value Fund	–	116
Fundamental Equity Fund	2,649	2,011
Global Equity Fund	5,629	673
Growth Leaders Fund	2,439	22,565
Health Care Fund	–	–
International Equity Fund	264	448
International Opportunities Fund	–	23
International Value Fund	1,330	19
Micro Cap Growth Fund	–	11
Value Opportunities Fund	322	32

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2026, the percentages of the Funds’ outstanding shares owned by other Lord Abbett funds that invest principally in affiliated mutual funds managed by Lord Abbett were as follows:

Fund of Funds	Focused Small Cap Value Fund	Funda- mental Equity Fund	Growth Leaders Fund	Inter- national Equity Fund	Inter- national Oppor- tunities Fund	Inter- national Value Fund	Micro Cap Growth Fund	Value Oppor- tunities Fund
Alpha Strategy Fund	68.41%	–	–	–	37.03%	–	32.19%	11.23%
Multi-Asset Balanced Opportunity Fund	–	11.84%	3.09%	13.89%	–	16.94%	–	4.42%
Multi-Asset Income Fund	–	3.10%	0.64%	5.53%	–	5.90%	–	–

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$–	$30,435,616	$–	$30,435,616
Focused Growth Fund	–	–	–	–
Focused Large Cap Value Fund	351,887	189,778	–	541,664
Focused Small Cap Value Fund	92,550	3,799,047	–	3,891,597
Fundamental Equity Fund	12,044,416	147,063,016	–	159,107,432
Global Equity Fund	2,488,575	–	–	2,488,575
Growth Leaders Fund	648	156,862,211	–	156,862,859
Health Care Fund	16,473	–	–	16,473
International Equity Fund	6,100,060	21,224,216	–	27,324,276
International Opportunities Fund	5,309,234	–	–	5,309,234
International Value Fund	4,038,485	–	–	4,038,485
Micro Cap Growth Fund	12,502	–	–	12,502
Value Opportunities Fund	3,482,239	59,790,975	–	63,273,214

The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$1,036,715	$4,278,690	$–	$5,315,405
Focused Growth Fund	–	–	–	–
Focused Large Cap Value Fund	467,552	208,371	–	675,923
Focused Small Cap Value Fund	–	6,604,552	–	6,604,552
Fundamental Equity Fund	36,019,343	93,357,484	-	129,376,827
Global Equity Fund	492,077	–	–	492,077
Growth Leaders Fund	–	–	–	–
Health Care Fund	28,985	–	–	28,985
International Equity Fund	4,976,901	8,698,818	–	13,675,719
International Opportunities Fund	5,869,333	–	–	5,869,333
International Value Fund	13,910,965	–	–	13,910,965
Micro Cap Growth Fund	–	–	–	–
Value Opportunities Fund	1,247,992	84,791,291	–	86,039,283

Notes to Financial Statements (unaudited)(continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Alpha Strategy Fund	$–	$–	$–
Focused Growth Fund	(3,190,362)	–	(3,190,362)
Focused Large Cap Value Fund	–	–	–
Focused Small Cap Value Fund	–	–	–
Fundamental Equity Fund	–	–	–
Global Equity Fund	(2,973,617)	–	(2,973,617)
Growth Leaders Fund	–	–	–
Health Care Fund	(951,380)	–	(951,380)
International Equity Fund	–	–	–
International Opportunities Fund	(23,162,576)	(8,535,876)	(31,698,452)
International Value Fund	(202,054,830)	(147,688,340)	(349,743,170)
Micro Cap Growth Fund	(39,042,791)	–	(39,042,791)
Value Opportunities Fund	–	–	–

As of April 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Strategy Fund	$544,302,350	$120,535,422	$–	$120,535,422
Focused Growth Fund	118,041,770	46,582,294	(1,868,467)	44,713,827
Focused Large Cap Value Fund	131,004,244	19,411,114	(1,750,366)	17,660,748
Focused Small Cap Value Fund	73,167,817	24,469,783	(1,883,782)	22,586,001
Fundamental Equity Fund	1,423,337,007	813,984,866	(34,729,530)	779,255,336
Global Equity Fund	317,796,145	83,628,818	(10,019,988)	73,608,830
Growth Leaders Fund	4,742,045,310	2,935,280,664	(118,570,644)	2,816,710,020
Health Care Fund	6,241,374	2,287,838	(232,126)	2,055,712
International Equity Fund	525,093,752	201,884,594	(6,466,390)	195,418,204
International Opportunities Fund	268,286,512	83,636,612	(6,914,898)	76,721,714
International Value Fund	427,419,932	99,619,066	(9,450,666)	90,168,400
Micro Cap Growth Fund	149,804,314	74,430,974	(3,992,543)	70,438,431
Value Opportunities Fund	786,583,690	393,399,957	(44,498,502)	348,901,455

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2026 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Alpha Strategy Fund	$–	$21,437,872	$–	$38,021,545
Focused Growth Fund	–	115,356,579	–	115,307,306
Focused Large Cap Value Fund	–	98,894,828	–	38,839,105
Focused Small Cap Value Fund	–	28,419,605	–	32,101,543
Fundamental Equity Fund	–	461,802,199	–	522,168,042
Global Equity Fund	–	121,342,979	–	89,096,786
Growth Leaders Fund	–	3,704,743,272	–	4,279,229,404
Health Care Fund	–	3,084,477	–	3,382,726
International Equity Fund	–	339,077,372	–	219,146,265
International Opportunities Fund	–	212,637,310	–	223,596,255
International Value Fund	–	166,742,237	–	186,700,606
Micro Cap Growth Fund	–	87,486,622	–	114,276,133
Value Opportunities Fund	–	169,942,508	–	261,068,400

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2026, the Funds did not engage in cross-trade purchases or sales.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended April 30, 2026, the Funds (except Alpha Strategy Fund), and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective June 5, 2026, the Participating Funds (except Alpha Strategy Fund) renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended April 30, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds (except Alpha Strategy Fund) renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statements of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended April 30, 2026, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2026, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is

Notes to Financial Statements (unaudited)(continued)

under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Affiliated Funds) during the six months ended April 30, 2026:

Affiliated funds	Value at 10/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 4/30/2026	Shares as of 4/30/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Developing Growth Fund, Inc. - Class I	$130,302,038	$44,454	$(12,591,412)	$3,981,750	$12,705,094	$134,441,924	3,386,447	$3,305	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	59,224,467	2,666,137	(2,803,191)	43,079	7,306,154	66,436,646	2,072,906	76,466	2,589,672
Lord Abbett Securities Trust - International Opportunities Fund - Class I	118,931,703	2,289,331	(5,947,655)	1,903,071	13,050,808	130,227,258	5,118,996	2,100,793	–
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	68,508,557	46,124	(7,884,864)	3,466,564	3,669,320	67,805,701	2,413,014	4,975	–
Lord Abbett Research Fund, Inc. - Small - Cap Value Fund - Class I	118,128,818	7,128,447	(5,477,751)	(711,772)	14,065,485	133,133,227	5,862,317	476,903	5,308,291
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	118,151,820	9,263,379	(3,316,672)	(7,189)	8,701,678	132,793,016	6,249,083	548,880	6,314,499
Total	$613,247,403	$21,437,872	$(38,021,545)	$8,675,503	$59,498,539	$664,837,772		$3,211,322	$14,212,462

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Health Care Fund	$158,502	$155,476	$–
International Equity Fund	6,453,822	6,598,362	–
International Opportunities Fund	2,366,567	2,425,064	–
International Value Fund	6,424,800	6,720,306	–
Micro Cap Growth Fund	17,097,381	16,402,917	–
Value Opportunities Fund	278,160	–	287,934

(1)	Statements of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, and stocks of micro-cap companies, in which Micro Cap Growth Fund invests, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive

Notes to Financial Statements (unaudited)(continued)

research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. Securities of dividend-paying companies that meet the Fund’s investment criteria may not be widely available, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns.

Alpha Strategy Fund’s investments are concentrated in Affiliated Funds and, as a result, the Fund’s performance is directly related to the investment performance of the Affiliated Funds in which it invests. In addition, the Fund is exposed to the same risks as the Affiliated Funds in direct proportion to the allocation of its assets among the Affiliated Funds. The Fund’s shareholders will indirectly bear their proportionate share of the Affiliated Funds’ fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

Alpha Strategy Fund, Global Equity Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Focused Growth Fund is a non-diversified mutual fund under the 1940 Act. The value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

Notes to Financial Statements (unaudited)(continued)

A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	449,014	$12,851,265	575,990	$14,910,959
Reinvestment of distributions	653,134	17,889,342	113,050	2,931,379
Shares reacquired	(1,303,441)	(36,962,880)	(2,508,055)	(65,613,761)
Decrease	(201,293)	$(6,222,273)	(1,819,015)	$(47,771,423)

Class C Shares
Shares sold	19,014	$385,037	49,590	$942,592
Reinvestment of distributions	29,925	585,924	5,196	98,929
Shares reacquired	(78,477)	(1,589,011)	(202,650)	(3,864,677)
Decrease	(29,538)	$(618,050)	(147,864)	$(2,823,156)

Class F Shares
Shares sold	2,595	$72,552	7,177	$185,527
Reinvestment of distributions	12,776	355,684	2,891	75,992
Shares reacquired	(29,003)	(829,773)	(65,600)	(1,683,378)
Decrease	(13,632)	$(401,537)	(55,532)	$(1,421,859)

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	290,171	$8,649,735	469,788	$12,775,641
Reinvestment of distributions	100,867	2,915,063	20,537	558,404
Shares reacquired	(281,955)	(8,411,206)	(518,122)	(14,101,793)
Increase (decrease)	109,083	$3,153,592	(27,797)	$(767,748)

Class I Shares
Shares sold	233,604	$6,882,408	320,528	$8,645,091
Reinvestment of distributions	149,475	4,285,438	32,556	879,351
Shares reacquired	(300,746)	(8,815,146)	(576,717)	(15,689,716)
Increase (decrease)	82,333	$2,352,700	(223,633)	$(6,165,274)

Class R2 Shares
Shares sold	1,375	$36,639	2,407	$59,644
Reinvestment of distributions	1,968	50,334	268	6,526
Shares reacquired	(2,087)	(54,804)	(2,486)	(58,304)
Increase	1,256	$32,169	189	$7,866

Class R3 Shares
Shares sold	26,897	$719,237	53,216	$1,304,956
Reinvestment of distributions	33,628	871,634	5,021	123,862
Shares reacquired	(59,042)	(1,575,051)	(129,715)	(3,123,858)
Increase (decrease)	1,483	$15,820	(71,478)	$(1,695,040)

Class R4 Shares
Shares sold	10,060	$281,374	34,731	$907,619
Reinvestment of distributions	6,062	165,496	928	23,995
Shares reacquired	(16,373)	(463,827)	(34,527)	(908,956)
Increase (decrease)	(251)	$(16,957)	1,132	$22,658

Class R5 Shares
Shares sold	396	$11,471	1,483	$39,883
Reinvestment of distributions	748	21,464	137	3,711
Shares reacquired	(566)	(17,244)	(55)	(1,474)
Increase	578	$15,691	1,565	$42,120

Class R6 Shares
Shares sold	5,778	$169,154	10,844	$287,026
Reinvestment of distributions	3,378	97,671	730	19,847
Shares reacquired	(31,835)	(927,855)	(24,691)	(663,885)
Decrease	(22,679)	$(661,030)	(13,117)	$(357,012)

Focused Growth Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	84,081	$3,367,623	815,995	$31,604,006
Shares reacquired	(259,875)	(10,777,696)	(504,469)	(19,175,689)
Increase (decrease)	(175,794)	$(7,410,073)	311,526	$12,428,317

Notes to Financial Statements (unaudited)(continued)

Focused Growth Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	12,487	$484,165	76,131	$2,745,087
Shares reacquired	(26,645)	(1,008,633)	(17,100)	(595,447)
Increase (decrease)	(14,158)	$(524,468)	59,031	$2,149,640

Class F Shares
Shares sold	4,546	$189,587	11,732	$421,590
Shares reacquired	(2,566)	(105,909)	(13,360)	(489,873)
Increase (decrease)	1,980	$83,678	(1,628)	$(68,283)

Class I Shares
Shares sold	818,493	$33,668,279	2,437,999	$91,705,886
Shares reacquired	(848,068)	(34,509,262)	(851,585)	(30,712,556)
Increase (decrease)	(29,575)	$(840,983)	1,586,414	$60,993,330

Class R3 Shares
Shares sold	1,796	$72,640	2,568	$93,199
Shares reacquired	(4,217)	(170,867)	(4,142)	(154,931)
Decrease	(2,421)	$(98,227)	(1,574)	$(61,732)

Class R5 Shares
Shares sold	157	$6,495	352	$13,400
Shares reacquired	–	(15)	(1)	(30)
Increase	157	$6,480	351	$13,370

Class R6 Shares
Shares sold	34,384	$1,403,214	64,901	$2,439,980
Shares reacquired	(34,816)	(1,479,473)	(24,621)	(949,987)
Increase (decrease)	(432)	$(76,259)	40,280	$1,489,993

Focused Large Cap Value Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	238,987	$3,732,443	439,263	$6,134,756
Reinvestment of distributions	5,167	79,053	17,641	243,978
Shares reacquired	(55,315)	(867,359)	(305,516)	(4,123,336)
Increase	188,839	$2,944,137	151,388	$2,255,398

Class C Shares
Shares sold	108,798	$1,667,081	126,738	$1,810,169
Reinvestment of distributions	558	8,429	1,976	27,123
Shares reacquired	(15,465)	(239,798)	(32,680)	(449,487)
Increase	93,891	$1,435,712	96,034	$1,387,805

Class F Shares
Shares sold	10,432	$164,177	15,520	$239,086
Reinvestment of distributions	189	2,971	269	3,811
Shares reacquired	(373)	(6,034)	(95)	(1,315)
Increase	10,248	$161,114	15,694	$241,582

Notes to Financial Statements (unaudited)(continued)

Focused Large Cap Value Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	4,894,748	$80,450,349	2,920,532	$45,227,443
Reinvestment of distributions	26,797	428,223	23,958	345,713
Shares reacquired	(1,589,849)	(25,634,681)	(210,907)	(3,155,951)
Increase	3,331,696	$55,243,891	2,733,583	$42,417,205

Class R3 Shares
Shares sold	715	$11,095	1,576	$21,721
Reinvestment of distributions	34	523	194	2,676
Shares reacquired	(1,532)	(23,683)	(21)	(279)
Increase (decrease)	(783)	$(12,065)	1,749	$24,118

Class R5 Shares
Shares sold	40	$633	12	$187
Reinvestment of distributions	–	2	–	–
Increase	40	$635	12	$187

Class R6 Shares
Shares sold	45,340	$707,889	60,621	$848,557
Reinvestment of distributions	105	1,615	266	3,707
Shares reacquired	(28,542)	(452,971)	(38,938)	(558,384)
Increase	16,903	$256,533	21,949	$293,880

Focused Small Cap Value Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	33,761	$896,688	34,984	$905,769
Reinvestment of distributions	19,920	503,570	30,890	896,443
Shares reacquired	(43,944)	(1,158,534)	(115,577)	(2,917,264)
Increase (decrease)	9,737	$241,724	(49,703)	$(1,115,052)

Class C Shares
Shares sold	429	$11,761	7,690	$214,122
Reinvestment of distributions	3,193	84,412	5,493	167,661
Shares reacquired	(15,865)	(454,033)	(28,014)	(752,424)
Decrease	(12,243)	$(357,860)	(14,831)	$(370,641)

Class F Shares
Shares sold	40	$1,155	24,479	$706,561
Reinvestment of distributions	2,991	84,351	4,261	136,937
Shares reacquired	(35,342)	(1,021,135)	(23,482)	(687,378)
Increase (decrease)	(32,311)	$(935,629)	5,258	$156,120

Class I Shares
Shares sold	28,520	$867,366	39,516	$1,148,968
Reinvestment of distributions	105,660	2,957,432	153,148	4,891,538
Shares reacquired	(125,781)	(3,732,525)	(362,812)	(10,548,358)
Increase (decrease)	8,399	$92,273	(170,148)	$(4,507,852)

Notes to Financial Statements (unaudited)(continued)

Focused Small Cap Value Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class R5 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	4	$126	6	$184
Increase	4	$126	6	$184

Class R6 Shares
Shares sold	14,059	$418,760	18,242	$562,928
Reinvestment of distributions	358	10,049	450	14,435
Shares reacquired	(12,585)	(374,905)	(63,850)	(1,814,723)
Increase (decrease)	1,832	$53,904	(45,158)	$(1,237,360)

Fundamental Equity Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,414,884	$23,519,046	2,989,299	$46,851,874
Reinvestment of distributions	6,004,553	96,673,282	5,143,495	81,575,837
Shares reacquired	(5,753,299)	(95,601,648)	(10,915,105)	(172,454,813)
Increase (decrease)	1,666,138	$24,590,680	(2,782,311)	$(44,027,102)

Class C Shares
Shares sold	110,976	$1,533,647	309,299	$4,075,481
Reinvestment of distributions	132,713	1,777,018	116,149	1,557,563
Shares reacquired	(269,512)	(3,740,560)	(607,597)	(8,027,796)
Decrease	(25,823)	$(429,895)	(182,149)	$(2,394,752)

Class F Shares
Shares sold	200,124	$3,311,164	375,888	$5,946,920
Reinvestment of distributions	138,054	2,182,631	105,494	1,645,699
Shares reacquired	(188,912)	(3,088,813)	(399,599)	(6,105,797)
Increase	149,266	$2,404,982	81,783	$1,486,822

Class F3 Shares
Shares sold	288,725	$4,902,998	892,013	$14,205,479
Reinvestment of distributions	151,458	2,489,974	92,251	1,490,780
Shares reacquired	(289,747)	(4,916,931)	(474,631)	(7,509,297)
Increase	150,436	$2,476,041	509,633	$8,186,962

Class I Shares
Shares sold	4,441,285	$74,902,457	7,902,350	$123,315,414
Reinvestment of distributions	2,765,093	44,905,121	2,098,716	33,537,477
Shares reacquired	(3,012,216)	(50,863,538)	(8,120,768)	(128,541,176)
Increase	4,194,162	$68,944,040	1,880,298	$28,311,715

Class P Shares
Shares sold	32,336	$531,073	19,755	$303,442
Reinvestment of distributions	14,655	229,065	13,085	201,903
Shares reacquired	(49,416)	(809,861)	(40,731)	(626,521)
Decrease	(2,425)	$(49,723)	(7,891)	$(121,176)

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	2,265	$36,342	5,032	$75,895
Reinvestment of distributions	3,345	52,179	8,663	133,317
Shares reacquired	(18,358)	(302,586)	(93,642)	(1,400,877)
Decrease	(12,748)	$(214,065)	(79,947)	$(1,191,665)

Class R3 Shares
Shares sold	251,988	$4,099,952	415,423	$6,374,464
Reinvestment of distributions	309,953	4,853,871	274,172	4,238,696
Shares reacquired	(484,687)	(7,872,651)	(1,017,487)	(15,733,128)
Increase (decrease)	77,254	$1,081,172	(327,892)	$(5,119,968)

Class R4 Shares
Shares sold	12,408	$204,357	93,744	$1,454,283
Reinvestment of distributions	21,302	340,412	17,930	282,392
Shares reacquired	(152,500)	(2,477,494)	(120,012)	(1,884,254)
Decrease	(118,790)	$(1,932,725)	(8,338)	$(147,579)

Class R5 Shares
Shares sold	1,455	$24,486	10,725	$168,661
Reinvestment of distributions	4,876	79,245	4,852	77,635
Shares reacquired	(22,321)	(378,301)	(27,082)	(441,846)
Decrease	(15,990)	$(274,570)	(11,505)	$(195,550)

Class R6 Shares
Shares sold	132,556	$2,268,658	295,594	$4,769,667
Reinvestment of distributions	39,901	656,369	28,446	459,980
Shares reacquired	(118,190)	(2,013,918)	(177,421)	(2,804,430)
Increase	54,267	$911,109	146,619	$2,425,217

Global Equity Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	784,590	$15,805,523	1,723,552	$31,928,203
Reinvestment of distributions	13,846	275,126	1,914	32,700
Shares reacquired	(363,728)	(7,336,770)	(154,661)	(2,860,397)
Increase	434,708	$8,743,879	1,570,805	$29,100,506

Class C Shares
Shares sold	87,794	$1,749,758	113,281	$2,126,255
Reinvestment of distributions	352	6,878	–	–
Shares reacquired	(23,952)	(473,561)	(14,499)	(266,045)
Increase	64,194	$1,283,075	98,782	$1,860,210

Class F Shares
Shares sold	17,309	$357,500	551,481	$8,797,941
Reinvestment of distributions	80	1,604	92	1,573
Shares reacquired	(196)	(4,171)	(613,997)	(10,749,146)
Increase (decrease)	17,193	$354,933	(62,424)	$(1,949,632)

Notes to Financial Statements (unaudited)(continued)

Global Equity Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	857,657	$17,418,907	2,443,608	$44,179,953
Reinvestment of distributions	17,826	356,334	184	3,147
Shares reacquired	(343,937)	(7,047,791)	(178,975)	(3,349,655)
Increase	531,546	$10,727,450	2,264,817	$40,833,445

Class I Shares
Shares sold	3,562,694	$72,347,577	14,232,802	$257,628,728
Reinvestment of distributions	90,303	1,797,927	23,641	404,033
Shares reacquired	(3,113,959)	(63,469,092)	(4,871,843)	(84,420,208)
Increase	539,038	$10,676,412	9,384,600	$173,612,553

Class R3 Shares
Shares sold	7,979	$158,197	8,835	$152,967
Reinvestment of distributions	147	2,900	78	1,317
Shares reacquired	(2,751)	(55,315)	(14,662)	(259,702)
Increase (decrease)	5,375	$105,782	(5,749)	$(105,418)

Class R4 Shares
Shares sold	99	$2,000	53	$999
Reinvestment of distributions	–	9	–	–
Shares reacquired	(2)	(33)	(1)	(15)
Increase	97	$1,976	52	$984

Class R5 Shares
Shares sold	2,344	$48,554	14	$262
Reinvestment of distributions	–	3	–	–
Shares reacquired	(2,333)	(49,996)	–	(1)
Increase (decrease)	11	$(1,439)	14	$261

Class R6 Shares
Shares sold	153,826	$3,143,251	143,722	$2,718,997
Reinvestment of distributions	1,262	25,220	1,415	24,258
Shares reacquired	(33,106)	(687,068)	(198,131)	(3,575,094)
Increase (decrease)	121,982	$2,481,403	(52,994)	$(831,839)

Growth Leaders Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,357,355	$124,761,103	5,514,983	$266,427,700
Reinvestment of distributions	937,812	50,970,071	–	–
Shares reacquired	(4,129,916)	(217,859,749)	(8,027,030)	(388,308,012)
Decrease	(834,749)	$(42,128,575)	(2,512,047)	$(121,880,312)

Class C Shares
Shares sold	649,797	$28,942,440	1,380,287	$56,624,809
Reinvestment of distributions	274,363	12,554,836	–	–
Shares reacquired	(1,771,239)	(78,885,545)	(3,343,270)	(138,090,019)
Decrease	(847,079)	$(37,388,269)	(1,962,983)	$(81,465,210)

Notes to Financial Statements (unaudited)(continued)

Growth Leaders Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	401,427	$22,726,224	3,900,702	$190,265,948
Reinvestment of distributions	121,058	6,878,515	–	–
Shares reacquired	(1,197,042)	(66,844,095)	(3,513,332)	(168,307,970)
Increase (decrease)	(674,557)	$(37,239,356)	387,370	$21,957,978

Class F3 Shares
Shares sold	1,174,672	$66,446,337	3,037,809	$157,809,951
Reinvestment of distributions	200,820	11,635,509	–	–
Shares reacquired	(1,545,034)	(86,687,350)	(2,987,355)	(153,747,440)
Increase (decrease)	(169,542)	$(8,605,504)	50,454	$4,062,511

Class I Shares
Shares sold	4,638,282	$258,611,227	11,896,730	$600,146,374
Reinvestment of distributions	1,072,420	61,503,304	–	–
Shares reacquired	(7,964,278)	(444,148,712)	(17,357,794)	(878,196,923)
Decrease	(2,253,576)	$(124,034,181)	(5,461,064)	$(278,050,549)

Class R2 Shares
Shares sold	8,045	$403,285	8,144	$373,076
Reinvestment of distributions	938	48,582	–	–
Shares reacquired	(7,326)	(373,883)	(10,394)	(466,838)
Increase (decrease)	1,657	$77,984	(2,250)	$(93,762)

Class R3 Shares
Shares sold	51,400	$2,562,035	161,857	$7,360,996
Reinvestment of distributions	11,542	599,615	–	–
Shares reacquired	(46,040)	(2,326,816)	(161,367)	(7,188,195)
Increase	16,902	$834,834	490	$172,801

Class R4 Shares
Shares sold	16,161	$856,964	104,828	$4,849,238
Reinvestment of distributions	4,963	269,852	–	–
Shares reacquired	(58,119)	(3,049,774)	(153,921)	(7,269,684)
Decrease	(36,995)	$(1,922,958)	(49,093)	$(2,420,446)

Class R5 Shares
Shares sold	14,200	$790,961	32,719	$1,645,438
Reinvestment of distributions	3,722	213,552	–	–
Shares reacquired	(27,778)	(1,555,937)	(95,544)	(4,868,486)
Decrease	(9,856)	$(551,424)	(62,825)	$(3,223,048)

Class R6 Shares
Shares sold	183,232	$10,308,553	639,787	$33,260,887
Reinvestment of distributions	34,075	1,974,329	–	–
Shares reacquired	(366,950)	(20,993,284)	(1,133,169)	(59,666,790)
Decrease	(149,643)	$(8,710,402)	(493,382)	$(26,405,903)

Notes to Financial Statements (unaudited)(continued)

Health Care Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,991	$65,780	14,765	$281,437
Reinvestment of distributions	301	6,865	662	13,567
Shares reacquired	(12,658)	(279,831)	(34,391)	(638,237)
Decrease	(9,366)	$(207,186)	(18,964)	$(343,233)

Class C Shares
Shares sold	1,533	$32,714	5,290	$100,944
Shares reacquired	(641)	(13,301)	(4,528)	(83,581)
Increase	892	$19,413	762	$17,363

Class F Shares
Shares sold	–	$–	127	$2,501
Reinvestment of distributions	15	343	40	839
Shares reacquired	(256)	(5,441)	(3,599)	(65,775)
Decrease	(241)	$(5,098)	(3,432)	$(62,435)

Class I Shares
Shares sold	–	$–	959	$19,205
Reinvestment of distributions	7	159	12	238
Shares reacquired	(61)	(1,382)	(1,193)	(23,485)
Decrease	(54)	$(1,223)	(222)	$(4,042)

Class R3 Shares
Shares sold	191	$4,166	4,785	$92,940
Reinvestment of distributions	–	–	8	152
Shares reacquired	(71)	(1,582)	(13)	(246)
Increase	120	$2,584	4,780	$92,846

Class R6 Shares
Shares sold	1,787	$41,448	3,490	$70,590
Reinvestment of distributions	12	278	8	171
Shares reacquired	(8,136)	(184,684)	(24,335)	(489,359)
Decrease	(6,337)	$(142,958)	(20,837)	$(418,598)

International Equity Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	761,965	$14,466,844	1,143,054	$19,328,409
Reinvestment of distributions	519,156	9,147,529	404,179	5,961,634
Shares reacquired	(813,964)	(15,458,319)	(1,314,763)	(21,241,039)
Increase	467,157	$8,156,054	232,470	$4,049,004

Class C Shares
Shares sold	85,244	$1,634,756	48,238	$799,113
Reinvestment of distributions	5,306	94,124	2,581	38,412
Shares reacquired	(28,257)	(549,086)	(25,314)	(405,334)
Increase	62,293	$1,179,794	25,505	$432,191

Class F Shares
Shares sold	41,717	$809,380	230,829	$3,738,156
Reinvestment of distributions	19,991	350,641	11,070	162,511
Shares reacquired	(33,572)	(636,115)	(110,343)	(1,782,940)
Increase	28,136	$523,906	131,556	$2,117,727

Notes to Financial Statements (unaudited)(continued)

International Equity Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,274,030	$24,721,164	2,779,887	$46,283,287
Reinvestment of distributions	179,132	3,213,622	59,178	887,081
Shares reacquired	(486,710)	(9,343,094)	(608,167)	(10,191,618)
Increase	966,452	$18,591,692	2,230,898	$36,978,750

Class I Shares
Shares sold	7,408,927	$142,275,943	4,461,275	$77,426,752
Reinvestment of distributions	650,095	11,610,697	397,407	5,933,289
Shares reacquired	(3,039,797)	(58,343,625)	(2,155,273)	(34,869,528)
Increase	5,019,225	$95,543,015	2,703,409	$48,490,513

Class P Shares
Shares sold	–	$3	–	$5
Reinvestment of distributions	41	727	32	480
Shares reacquired	(93)	(1,710)	(25)	(378)
Increase (decrease)	(52)	$(980)	7	$107

Class R2 Shares
Shares sold	1,243	$24,476	1,821	$29,662
Reinvestment of distributions	818	14,460	562	8,310
Shares reacquired	(8)	(152)	(257)	(4,027)
Increase	2,053	$38,784	2,126	$33,945

Class R3 Shares
Shares sold	20,811	$389,275	28,881	$462,513
Reinvestment of distributions	18,464	319,805	15,051	218,383
Shares reacquired	(33,816)	(623,987)	(42,346)	(683,922)
Increase (decrease)	5,459	$85,093	1,586	$(3,026)

Class R4 Shares
Shares sold	11,961	$224,271	33,982	$552,797
Reinvestment of distributions	7,762	135,840	6,171	90,407
Shares reacquired	(14,769)	(285,931)	(40,150)	(604,691)
Increase	4,954	$74,180	3	$38,513

Class R5 Shares
Shares sold	5,835	$110,669	11,552	$200,838
Reinvestment of distributions	796	14,089	538	7,976
Shares reacquired	(83)	(1,586)	(13,158)	(223,666)
Increase (decrease)	6,548	$123,172	(1,068)	$(14,852)

Class R6 Shares
Shares sold	2,086,436	$38,894,237	119,020	$1,940,572
Reinvestment of distributions	113,166	2,029,058	6,252	93,648
Shares reacquired	(165,423)	(3,114,773)	(74,724)	(1,256,471)
Increase	2,034,179	$37,808,522	50,548	$777,749

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	164,560	$3,801,222	336,711	$6,872,074
Reinvestment of distributions	70,463	1,510,033	88,272	1,605,664
Shares reacquired	(300,254)	(6,801,372)	(819,442)	(16,266,726)
Decrease	(65,231)	$(1,490,117)	(394,459)	$(7,788,988)

Class C Shares
Shares sold	15,903	$345,307	4,689	$87,134
Reinvestment of distributions	750	14,848	1,855	31,139
Shares reacquired	(51,526)	(1,098,114)	(91,300)	(1,664,003)
Decrease	(34,873)	$(737,959)	(84,756)	$(1,545,730)

Class F Shares
Shares sold	19,693	$448,255	55,871	$1,147,309
Reinvestment of distributions	1,869	39,697	2,698	48,611
Shares reacquired	(9,124)	(209,414)	(80,829)	(1,625,674)
Increase (decrease)	12,438	$278,538	(22,260)	$(429,754)

Class F3 Shares
Shares sold	127,195	$3,016,842	244,602	$5,018,756
Reinvestment of distributions	25,242	564,912	31,441	596,122
Shares reacquired	(215,785)	(5,186,901)	(383,095)	(7,922,739)
Decrease	(63,348)	$(1,605,147)	(107,052)	$(2,307,861)

Class I Shares
Shares sold	206,581	$5,016,767	345,184	$7,114,837
Reinvestment of distributions	120,417	2,669,653	159,663	3,003,253
Shares reacquired	(489,114)	(11,690,828)	(1,603,830)	(32,944,777)
Decrease	(162,116)	$(4,004,408)	(1,098,983)	$(22,826,687)

Class P Shares
Shares sold	37	$883	94	$1,958
Reinvestment of distributions	21	461	22	424
Shares reacquired	–	–	(6)	(121)
Increase	58	$1,344	110	$2,261

Class R2 Shares
Shares sold	24,441	$565,484	22,211	$440,409
Reinvestment of distributions	756	15,914	1,289	23,031
Shares reacquired	(35,581)	(768,070)	(27,168)	(533,539)
Decrease	(10,384)	$(186,672)	(3,668)	$(70,099)

Class R3 Shares
Shares sold	47,169	$1,080,448	39,204	$781,640
Reinvestment of distributions	3,250	68,222	4,176	74,379
Shares reacquired	(32,206)	(703,907)	(55,245)	(1,128,747)
Increase (decrease)	18,213	$444,763	(11,865)	$(272,728)

Class R4 Shares
Shares sold	13,400	$296,351	20,761	$412,511
Reinvestment of distributions	1,092	23,283	1,539	27,818
Shares reacquired	(14,032)	(322,215)	(38,800)	(819,947)
Increase (decrease)	460	$(2,581)	(16,500)	$(379,618)

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	7,149	$163,627	12,570	$252,754
Reinvestment of distributions	1,818	40,281	2,216	41,670
Shares reacquired	(17,480)	(415,526)	(25,886)	(527,982)
Decrease	(8,513)	$(211,618)	(11,100)	$(233,558)

Class R6 Shares
Shares sold	66,111	$1,583,749	201,670	$4,216,829
Reinvestment of distributions	10,673	238,856	13,243	251,087
Shares reacquired	(168,320)	(4,115,378)	(299,507)	(6,217,804)
Decrease	(91,536)	$(2,292,773)	(84,594)	$(1,749,888)

International Value Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	812,841	$8,651,256	1,769,277	$15,622,080
Reinvestment of distributions	186,101	1,931,136	763,582	6,920,219
Shares reacquired	(1,738,634)	(18,532,676)	(4,205,421)	(37,146,493)
Decrease	(739,692)	$(7,950,284)	(1,672,562)	$(14,604,194)

Class C Shares
Shares sold	108,965	$1,199,491	65,783	$607,819
Reinvestment of distributions	1,160	11,893	4,707	42,660
Shares reacquired	(27,453)	(290,749)	(87,095)	(772,347)
Increase (decrease)	82,672	$920,635	(16,605)	$(121,868)

Class F Shares
Shares sold	859	$9,427	44,750	$382,527
Reinvestment of distributions	4,318	45,232	17,076	155,869
Shares reacquired	(38,385)	(413,779)	(142,040)	(1,260,513)
Decrease	(33,208)	$(359,120)	(80,214)	$(722,117)

Class F3 Shares
Shares sold	688,081	$7,498,770	1,236,395	$11,175,383
Reinvestment of distributions	42,654	448,064	144,506	1,325,030
Shares reacquired	(523,590)	(5,723,974)	(982,821)	(8,850,993)
Increase	207,145	$2,222,860	398,080	$3,649,420

Class I Shares
Shares sold	479,395	$5,190,054	1,386,343	$12,357,359
Reinvestment of distributions	144,695	1,517,627	558,793	5,108,958
Shares reacquired	(1,641,644)	(17,809,240)	(3,495,897)	(30,661,566)
Decrease	(1,017,554)	$(11,101,559)	(1,550,761)	$(13,195,249)

Class R2 Shares
Shares sold	306	$3,376	599	$5,508
Reinvestment of distributions	45	479	197	1,846
Shares reacquired	(339)	(3,654)	(175)	(1,595)
Increase	12	$201	621	$5,759

Notes to Financial Statements (unaudited)(continued)

International Value Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	87,089	$968,389	45,492	$407,947
Reinvestment of distributions	3,803	39,897	16,152	148,337
Shares reacquired	(39,833)	(441,910)	(144,707)	(1,300,292)
Increase (decrease)	51,059	$566,376	(83,063)	$(744,008)

Class R4 Shares
Shares sold	424	$4,585	1,509	$12,852
Reinvestment of distributions	55	578	576	5,182
Shares reacquired	(15,302)	(160,066)	(4,521)	(41,532)
Decrease	(14,823)	$(154,903)	(2,436)	$(23,498)

Class R5 Shares
Shares sold	11	$114	18	$154
Reinvestment of distributions	–	1	–	6
Shares reacquired	(22)	(230)	(12)	(110)
Increase (decrease)	(11)	$(115)	6	$50

Class R6 Shares
Shares sold	14,234	$155,261	9,603	$86,503
Reinvestment of distributions	282	2,971	1,944	17,748
Shares reacquired	(14,835)	(169,177)	(53,622)	(488,463)
Decrease	(319)	$(10,945)	(42,075)	$(384,212)

Micro Cap Growth Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	26,844	$546,402	72,125	$1,195,727
Shares reacquired	(161,648)	(3,287,652)	(327,884)	(5,517,305)
Decrease	(134,804)	$(2,741,250)	(255,759)	$(4,321,578)

Class C Shares
Shares sold	1,686	$40,198	8,228	$169,811
Shares reacquired	(33,977)	(807,179)	(68,092)	(1,365,595)
Decrease	(32,291)	$(766,981)	(59,864)	$(1,195,784)

Class F Shares
Shares sold	11,702	$292,782	17,527	$353,437
Shares reacquired	(66,018)	(1,649,529)	(151,253)	(3,078,904)
Decrease	(54,316)	$(1,356,747)	(133,726)	$(2,725,467)

Class I Shares
Shares sold	111,848	$2,821,482	468,255	$9,916,676
Reinvestment of distributions	394	9,605	–	–
Shares reacquired	(919,857)	(22,977,648)	(1,346,946)	(28,452,550)
Decrease	(807,615)	$(20,146,561)	(878,691)	$(18,535,874)

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	480,513	$8,949,270	1,404,855	$26,276,320
Reinvestment of distributions	1,701,074	30,364,166	1,909,819	39,093,998
Shares reacquired	(3,076,339)	(57,181,989)	(5,983,393)	(111,407,001)
Decrease	(894,752)	$(17,868,553)	(2,668,719)	$(46,036,683)

Class C Shares
Shares sold	12,180	$173,397	43,617	$628,939
Reinvestment of distributions	57,013	770,815	112,220	1,780,931
Shares reacquired	(171,354)	(2,434,333)	(842,081)	(12,220,579)
Decrease	(102,161)	$(1,490,121)	(686,244)	$(9,810,709)

Class F Shares
Shares sold	8,541	$166,195	27,309	$534,664
Reinvestment of distributions	58,488	1,085,534	80,786	1,715,896
Shares reacquired	(261,554)	(5,080,649)	(435,993)	(8,263,139)
Decrease	(194,525)	$(3,828,920)	(327,898)	$(6,012,579)

Class F3 Shares
Shares sold	449,165	$9,100,782	1,040,907	$20,700,204
Reinvestment of distributions	508,294	9,886,322	537,627	11,924,571
Shares reacquired	(1,103,392)	(22,469,477)	(1,953,768)	(39,461,797)
Decrease	(145,933)	$(3,482,373)	(375,234)	$(6,837,022)

Class I Shares
Shares sold	377,430	$7,642,562	540,629	$10,608,697
Reinvestment of distributions	819,241	15,688,467	1,092,860	23,900,843
Shares reacquired	(943,311)	(18,768,982)	(5,980,223)	(112,220,162)
Increase (decrease)	253,360	$4,562,047	(4,346,734)	$(77,710,622)

Class P Shares
Shares sold	37,702	$672,297	77,102	$1,382,435
Reinvestment of distributions	31,244	535,215	36,742	723,443
Shares reacquired	(76,395)	(1,375,608)	(173,052)	(3,128,840)
Decrease	(7,449)	$(168,096)	(59,208)	$(1,022,962)

Class R2 Shares
Shares sold	8,287	$140,692	28,781	$474,776
Reinvestment of distributions	11,310	184,351	13,404	252,260
Shares reacquired	(20,371)	(337,430)	(71,381)	(1,207,369)
Decrease	(774)	$(12,387)	(29,196)	$(480,333)

Class R3 Shares
Shares sold	59,064	$1,033,799	164,888	$2,862,836
Reinvestment of distributions	80,373	1,347,046	103,435	1,995,262
Shares reacquired	(150,179)	(2,624,203)	(554,278)	(9,713,849)
Decrease	(10,742)	$(243,358)	(285,955)	$(4,855,751)

Class R4 Shares
Shares sold	62,662	$1,156,749	177,658	$3,296,024
Reinvestment of distributions	82,593	1,471,812	88,929	1,817,713
Shares reacquired	(155,665)	(2,889,879)	(320,650)	(5,920,695)
Decrease	(10,410)	$(261,318)	(54,063)	$(806,958)

Notes to Financial Statements (unaudited)(concluded)

Value Opportunities Fund	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	13,467	$271,952	32,418	$643,525
Reinvestment of distributions	3,891	74,595	3,547	77,653
Shares reacquired	(14,953)	(306,729)	(29,153)	(594,770)
Increase	2,405	$39,818	6,812	$126,408

Class R6 Shares
Shares sold	39,582	$796,826	120,852	$2,519,320
Reinvestment of distributions	33,505	650,999	52,678	1,167,335
Shares reacquired	(188,529)	(3,835,711)	(474,070)	(9,591,416)
Decrease	(115,442)	$(2,387,886)	(300,540)	$(5,904,761)

Investments in Affiliated Funds (unaudited)

Alpha Strategy Fund invests in Affiliated Funds managed by Lord Abbett. As of April 30, 2026, Alpha Strategy Fund’s long-term investments were allocated among the Affiliated Funds as follows:

Affiliated Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	20.22%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.03%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.99%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.59%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.20%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	19.97%
Total	100.00%

Each Affiliated Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Affiliated Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Affiliated Fund is also filed with the SEC on Form N-PORT as of the end of each respective Affiliated Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Securities Trust

(Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Value Opportunities Fund and Lord Abbett Micro-Cap Growth Fund)

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of each Fund other than Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, International Equity Fund and International Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, risk oversight, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2025. With respect to Alpha Strategy Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods but below the median of the performance peer group for the five- and ten-year periods. With respect to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median of the performance peer group for the five- and ten-year periods. With respect to each of Focused Growth Fund, Focused Large Cap Value Fund, and Global Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods. As to Focused Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and ten-year periods and equal to the median of the performance peer group for the one- and five-year periods. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

peer group for the one- and ten-year periods, but below the median of the performance peer group for the three- and five-year periods. With respect to Health Care Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and equal to the median of the performance peer group for the three-year period, but below the median of the performance peer group for the five-year period. As to International Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods and equal to the median of the performance peer group for the ten-year period. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five-, and ten-year periods. As to International Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five-, and ten-year periods. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the three-year period, but below the median of the performance peer group for the one-, five-, and ten-year periods. As to Micro-Cap Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. With respect to each Fund, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and strategy, and other services to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders.

As to Alpha Strategy Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee (excluding underlying fund fees) was below the median of the expense peer group. As to each of Micro-Cap Growth Fund and Value Opportunities Fund, the Board observed that the net total expense ratio and actual management fee of the Fund were both above the median of the expense peer group. As to each of Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund, the Board observed that the net total expense ratio and the actual management fee were both below the median of the expense peer group. As to Focused Small Cap Value Fund and Focused Growth Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the actual management fee was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, where applicable, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Alpha Strategy Fund, Focused Small Cap Value Fund and Micro-Cap Growth Fund; Lord Abbett’s voluntary waiver of Alpha Strategy Fund’s management fee; and, with respect to each of Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Global Equity Fund, and Health Care Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Financial Officer and Senior Financial Officers is attached hereto as part of EX-99. CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 26, 2026

By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: June 26, 2026